UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21587

                            Old Mutual Advisor Funds
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------------------------------------------------------
     Carl Frischling, Esq.                      Robert E. Putney, III, Esq.
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital, Inc.
      919 Third Avenue                      4643 South Ulster Street, Suite 600
   New York, New York 10022                          Denver, CO 80237
       (212) 715-9100                                 (888) 744-5050
--------------------------------------------------------------------------------

       Registrant's telephone number, including area code: 1-303-770-1733

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005

Item 1.    Reports to Stockholders.


2005 SEMI-ANNUAL REPORT
TO SHAREHOLDERS

January 31, 2005

OLD MUTUAL ADVISOR FUNDS
--------------------------------------------------------------------------------

[ ]   OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

[ ]   OM ASSET ALLOCATION BALANCED PORTFOLIO

[ ]   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

[ ]   OM ASSET ALLOCATION GROWTH PORTFOLIO


[LOGOS OMITTED]

OLD MUTUAL ADVISOR FUNDS

TABLE OF CONTENTS

Message to Shareholders ....................................................................  1

Disclosure of Fund Expenses ................................................................  3

      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO
           Institutional Class (OMCIX), Class A (OMCAX), Class C (OMCCX) ...................  4

      OM ASSET ALLOCATION BALANCED PORTFOLIO
           Institutional Class (OMBLX), Class A (OMABX), Class C (OMBCX) ..................   6

      OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
           Institutional Class (OMMIX), Class A (OMMAX), Class C (OMMCX) ..................   8

      OM ASSET ALLOCATION GROWTH PORTFOLIO
           Institutional Class (OMGIX), Class A (OMGAX), Class C (OMCGX) ..................  10

Schedules of Investments ..................................................................  12

Statements of Assets and Liabilities ......................................................  63

Statements of Operations ..................................................................  64

Statements of Changes in Net Assets .......................................................  65

Financial Highlights ......................................................................  66

Notes to Financial Statements .............................................................  68

Old Mutual Advisor Funds Security Proxy Voting Guidelines .................................  74

Trustees and Officers of the Trust ........................................................  75

                                                        OLD MUTUAL ADVISOR FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:


While the past several months have been generally favorable for the equity markets, they have not been easy ones, as stocks of all kinds responded to conflicting pressures. Rising oil prices, interest rates, and inflation sent reverberations through the market, but steady gains in economic growth and signs of improvement in the employment outlook instilled hope. While this environment proved complicated for many investors to navigate, we believe it underscored the ease and artful simplicity of our investment solutions--the OM Asset Allocation Portfolios.

Our four Asset Allocation Portfolios--Conservative, Balanced, Moderate Growth, and Growth--have been designed to offer complete, balanced investment solutions to match specific investor risk profiles. The goal of each Fund is to be fully invested across the market capitalization spectrum and among investment styles. To accomplish this, we rely on the allocation guidance and expertise of Ibbotson Associates Advisors, LLC, an industry leader in the area of asset allocation. The Funds also bring investors unique access to 10 distinguished institutional money management firms, all affiliated with the Old Mutual Asset Management Group and all recognized specialists in their respective investment style or asset class.

Given the erratic environment that persisted over the last several months, we believe that our adherence to the principles of asset allocation, diversification, and risk management was particularly beneficial to investors. We are pleased with the Funds' performance over the period ended January 31, 2005, and invite you to review the performance discussion for each Fund on the pages that follow.

During this period, we also made significant strides in other areas. With the objective of further enhancing the level of service provided to shareholders and financial professionals, we made several additions to the organization in the critical areas of distribution, compliance, and shareholder services.

We have great expectations for the year ahead. With our dedicated team and menu of high-quality investment solutions, we look forward to consistently seeking to meet and exceed your expectations. Thank you for your investment in the Old Mutual Advisor Funds.


Sincerely,


/S/DAVID J. BULLOCK [PHOTO OMITTED]

David J. Bullock
PRESIDENT
OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ADVISOR FUNDS

MARKET OVERVIEW
Equity and bond markets, both domestically and internationally, posted strong returns across the board during the period. In the U.S., small-cap stocks again were the top performers. Small-cap growth was, in fact, the top performing U.S. equity asset class for the fourth quarter. Mid-cap stocks also posted strong gains, particularly in the growth category, while large-cap stocks of any kind posted impressive results. As impressive as the returns were, the top performing equity asset classes for the period were actually found outside the U.S. International equities, as measured by the MSCI EAFE Index, which returned more than 15% for the fourth quarter, and emerging market equity was better still, returning just over 17% as measured by the MSCI Emerging Markets Index.

Overall, bond markets performed well. Core U.S. bonds were up slightly, and high-yield bonds performed considerably better. As with the equity markets, the best bond returns for the quarter were found outside the U.S. International bonds, as measured by the Citigroup Non-U.S. 1+ Government Bond Index, which returned a bit more than 10.5%.


ECONOMIC OVERVIEW
On the economic front, the U.S. economy continued to grow at a robust rate in 2004, but the pace had been slowing throughout the year. Real GDP fell to a 3.1% annual rate in the fourth quarter from a high of 4.5% annual rate in the first quarter. The slowdown was due in part to deceleration of private consumption expenditures and private inventory investment. Inflation, as measured by the Consumer Price Index, increased to 3.3% during 2004 from 1.88% in 2003. The 3.3% inflation rate remains relatively low and in line with the historical average. We see, however, increasing pressure on inflation over the next 6-12 months, in large part due to higher energy prices and continued pressure on the trade and budget deficits.

The budget deficit increased to $520 billion, and the trade deficit increased to roughly $600 billion. Foreign central banks finance a large part of these deficits through their purchase of U.S. investments (primarily Treasury bonds). Should these deficits continue to grow larger, there will be increased pressure on the U.S. dollar and potential pressure on U.S. interest rates.


STRATEGY OVERVIEW
As the U.S. economy continues through a decelerating growth cycle with increasing pressure on inflation and interest rates, we have implemented a slight overweight to large- and mid-cap value equities with a corresponding slight underweight to large- and mid-cap growth equities. This asset allocation change was implemented across all four OM Asset Allocation portfolios. Over the long term, value securities tend to outperform growth securities, and this tendency is particularly pronounced during rising interest rate and inflationary environments. Growth companies often need access to additional capital to finance their growth, and their securities are more negatively impacted during rising interest rate and inflationary environments than value securities. We remain neutral on all fixed-income asset classes and international equities.

                                                        OLD MUTUAL ADVISOR FUNDS

                                         DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a mutual fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the four month period. The "Expenses Paid During Four Month Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that four month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Four Month Period".

O HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Four Month Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


                                                                               ANNUALIZED           EXPENSES
                                          BEGINNING             ENDING           EXPENSE              PAID
                                            ACCOUNT             ACCOUNT          RATIOS              DURING
                                            VALUE                VALUE        FOR THE FOUR         FOUR MONTH
                                           9/30/04*             1/31/05       MONTH PERIOD          PERIOD**
-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Conservative Portfolio - Institutional Class
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                    $1,000.00           $1,034.10             1.25%             $5.71
  Hypothetical 5% Return                 1,000.00            1,016.85             1.25               5.66

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Conservative Portfolio - Class A
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,032.80             1.50               6.85
  Hypothetical 5% Return                 1,000.00            1,015.73             1.50               6.79

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Conservative Portfolio - Class C
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,030.60             2.25              10.22
  Hypothetical 5% Return                 1,000.00            1,012.40             2.25              10.13

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Balanced Portfolio - Institutional Class
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,053.10             1.30               6.00
  Hypothetical 5% Return                 1,000.00            1,016.62             1.30               5.89

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Balanced Portfolio - Class A
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,051.80             1.55               7.19
  Hypothetical 5% Return                 1,000.00            1,015.46             1.55               7.06

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Balanced Portfolio - Class C
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,050.20             2.30              10.59
  Hypothetical 5% Return                 1,000.00            1,012.13             2.30              10.40


                                                                               ANNUALIZED           EXPENSES
                                          BEGINNING             ENDING           EXPENSE              PAID
                                            ACCOUNT             ACCOUNT          RATIOS              DURING
                                            VALUE                VALUE        FOR THE FOUR         FOUR MONTH
                                           9/30/04*             1/31/05       MONTH PERIOD          PERIOD**
-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Moderate Growth Portfolio - Institutional Class
-----------------------------------------------------------------------------------------------------------------
  Actual Fund Return                    $1,000.00           $1,063.20             1.30%             $6.03
  Hypothetical 5% Return                 1,000.00            1,016.62             1.30               5.89

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Moderate Growth Portfolio - Class A
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,062.10             1.55               7.23
  Hypothetical 5% Return                 1,000.00            1,015.46             1.55               7.06

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Moderate Growth Portfolio - Class C
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,059.40             2.30              10.59
  Hypothetical 5% Return                 1,000.00            1,012.18             2.30              10.35

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Growth Portfolio - Institutional Class
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,081.20             1.35               6.31
  Hypothetical 5% Return                 1,000.00            1,016.40             1.35               6.12

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Growth Portfolio - Class A
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,080.00             1.60               7.52
  Hypothetical 5% Return                 1,000.00            1,015.23             1.60               7.29

-----------------------------------------------------------------------------------------------------------------
OM Asset Allocation Growth Portfolio - Class C
-----------------------------------------------------------------------------------------------------------------

  Actual Fund Return                     1,000.00            1,076.50             2.35              10.92
  Hypothetical 5% Return                 1,000.00            1,011.95             2.35              10.58

  *Inception date of the Funds.
 **Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 124/365 (to reflect the four month period).

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED)

Portfolio Profile

OBJECTIVE: The Fund seeks to provide investors with current income and preservation of capital.

INVESTS IN: The Fund's assets are managed according to a three-step process: (1) the Adviser's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisers, based upon Ibbotson Associates Advisors, LLC ("Ibbotson") recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Adviser.

    Under normal market conditions, the Fund expects to invest approximately 30% of its total assets in equity securities of large, medium and small sized companies, 50% of its total assets in long-or intermediate-term fixed income securities and 20% of its total assets in short-term fixed income and money market instruments. The Fund has the flexibility to invest approximately 20-40% of its total assets in equity securities of large, medium and small sized companies, 40- 60% of its total assets in long-or intermediate-term fixed income securities and 10-30% of its total assets in short-term fixed income securities and money market instruments. The Adviser will evaluate these allocation ranges at least annually.

Performance
For the four months ended January 31, 2005, OM Asset Allocation Conservative Portfolio Class A returned 3.28% versus a return of 6.57% for its benchmark the S&P 500 Index.

                                                        OLD MUTUAL ADVISOR FUNDS

                                      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                          OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED)

ASSET CLASS WEIGHTINGS AT JANUARY 31, 2005

[PIE CHART OMITTED, PLOT POINTS FOLLOWS

COMMON STOCK                                  23%
REPURCHASE AGREEMENT                          20%
CORPORATE BONDS                               16%
RESIDENTIAL MORTGAGES-AGENCY                  15%
U.S. TREASURY OBLIGATIONS                     12%
U.S. GOVERNEMENT OBLIGATIONS                   8%
FOREIGN COMMON STOCK                           5%
ASSET-BACKED SECURITIES                        1%


% of Total Portfolio Investments



               CUMULATIVE TOTAL RETURN
                AS OF JANUARY 31, 2005

------------------------------------------------------
                                          Since
                                       Inception
------------------------------------------------------
   InstitutionalClass                     3.41%
------------------------------------------------------
   Class A with front-end load           (2.66)%
------------------------------------------------------
   Class A without load                    3.28%
------------------------------------------------------
   Class C with deferred sales load        2.06%
------------------------------------------------------
   Class C without deferred sales load     3.06%
------------------------------------------------------


       COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO,
                    CLASS A VERSUS THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

                                         [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                            OM ASSET ALLOCATION                                          LEHMAN BROTHERS U.S.
                       CONSERVATIVE PORTFOLIO CLASS A          S&P 500 INDEX                AGGREGATE INDEX
9/30/2004                           10000                          10000                         10000
10/31/2004                          10050                          10153                         10084
11/30/2004                          10200                          10564                         10003
12/31/2004                          10368                          10923                         10095
1/31/2005                          $10328                         $10657                        $10159

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO (THE "CONSERVATIVE FUND") WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE HIGHER OR LOWER THAN THAT SHOWN, IS AVAILABLE BY CALLING
1.800.744.5050 OR ONLINE AT WWW.OMADVISORFUNDS.COM. The since inception return has not been annualized. Performance results for such short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Conservative Fund offers Institutional Class, Class A and Class C shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The Conservative Fund's total return is based on net change in NAV, assuming reinvestment of distributions. The Conservative Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. An investment in small and medium capitalization companies involves greater risk and price volatility than securities of larger, more established companies. Funds that invest in high-yielding, non-investment grade bonds involve higher risk than funds that invest solely in investment grade bonds. Adverse conditions may affect the issuer's ability to make timely interest and principal payments on these securities. Mutual fund investing involves risk including possible loss of principal. Investors considering the Conservative Fund should have a long-term investment horizon. The Conservative Fund will generally impose a 2% redemption/exchange fee for any share held less than 10 calendar days. This information must be preceded or accompanied by a current prospectus. Investors should carefully consider the investment objective, fees charges, expenses and risks associated with an investment in the fund before investing. These items, as well as other important information about the investment company can be found in the Fund's prospectus. Please read the prospectus carefully before investing. There can be no assurance that any fund will be able to achieve its investment objective. The Fund commenced operations on September 30, 2004.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index of fixed income securities.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Indices are presented for future illustrative purposes only, and are not intended to imply the past or future performance of the Fund. The performance of the Indices assume reinvestment of capital gains and income dividends but assume no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices is not possible.

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

OM ASSET ALLOCATION BALANCED PORTFOLIO (UNAUDITED)

Portfolio Profile

OBJECTIVE: The Fund seeks to provide investors with capital appreciation and current income.

INVESTS IN: The Fund's assets are managed according to a three-step process: (1) the Adviser's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisers, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Adviser.

   Under normal market conditions, the Fund expects to invest approximately 60% of its total assets in equity securities of large, medium and small sized companies, 25% of its total assets in long- or intermediate-term fixed income securities and 15% of its total assets in short-term fixed income and money market instruments. The Fund has the flexibility to invest approximately 50-70% of its total assets in equity securities of large, medium and small sized companies, 15-35% of its total assets in long- or intermediate-term fixed income securities and 5-25% of its total assets in short-term fixed income securities and money market instruments. The Adviser will evaluate these allocation ranges at least annually.

Performance

For the four months ended January 31, 2005, OM Asset Allocation Balanced Portfolio Class A returned 5.18% versus a return of 6.57% for its benchmark the S&P 500 Index.

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                              OM ASSET ALLOCATION BALANCED PORTFOLIO (UNAUDITED)

ASSET CLASS WEIGHTINGS AT JANUARY 31, 2005

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

COMMON STOCK                             42%
REPURCHASE AGREEMENT                     14%
FOREIGN COMMON STOCK                     12%
CORPORATE BONDS                          10%
RESIDENTIAL MORTGAGES-AGENCY              9%
U.S. TREASURY OBLIGATIONS                 8%
U.S. GOVERNEMENT OBLIGATIONS              4%
ASSET-BACKED SECURITIES                   1%



% of Total Portfolio Investments




CUMULATIVE TOTAL RETURN
AS OF JANUARY 31, 2005


                                          Since
                                        Inception
-----------------------------------------------------
   Institutional Class                     5.31%
-----------------------------------------------------
   Class A with front-end load           (0.86)%
-----------------------------------------------------
   Class A without load                    5.18%
-----------------------------------------------------
   Class C with deferred sales load        4.02%
-----------------------------------------------------
   Class C without deferred sales load     5.02%
-----------------------------------------------------


         COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE OM ASSET ALLOCATION BALANCED PORTFOLIO,
                    CLASS A VERSUS THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

                                         [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                        OM ASSET ALLOCATION BALANCED                                     LEHMAN BROTHERS U.S.
                             PORTFOLIO, CLASS A                S&P 500 INDEX                AGGREGATE INDEX
9/30/2004                           10000                          10000                         10000
10/31/2004                          10070                          10153                         10084
11/30/2004                          10410                          10564                         10003
12/31/2004                          10670                          10923                         10095
1/31/2005                          $10519                         $10657                        $10159


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE OM ASSET ALLOCATION BALANCED PORTFOLIO (THE "BALANCED FUND") WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE HIGHER OR LOWER THAN THAT SHOWN, IS AVAILABLE BY CALLING
1.800.744.5050 OR ONLINE AT WWW.OMADVISORFUNDS.COM. The since inception return has not been annualized. Performance results for such short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Balanced Fund offers Institutional Class, Class A and Class C shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The Balanced Fund's total return is based on net change in NAV, assuming reinvestment of distributions. The Balanced Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. An investment in small and medium capitalization companies involves greater risk and price volatility than securities of larger, more established companies. Funds that invest in high-yielding, non-investment grade bonds involve higher risk than funds that invest solely in investment grade bonds. Adverse conditions may affect the issuer's ability to make timely interest and principal payments on these securities. Mutual fund investing involves risk including possible loss of principal. Investors considering the Balanced Fund should have a long-term investment horizon. The Balanced Fund will generally impose a 2% redemption/exchange fee for any share held less than 10 calendar days. This information must be preceded or accompanied by a current prospectus. Investors should carefully consider the investment objective, fees charges, expenses and risks associated with an investment in the fund before investing. These items, as well as other important information about the investment company can be found in the Fund's prospectus. Please read the prospectus carefully before investing. There can be no assurance that any fund will be able to achieve its investment objective. The Fund commenced operations on September 30, 2004.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index of fixed income securities.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Indices are presented for future illustrative purposes only, and are not intended to imply the past or future performance of the Fund. The performance of the Indices assume reinvestment of capital gains and income dividends but assume no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices is not possible.

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO (UNAUDITED)

Portfolio Profile

OBJECTIVE: The Fund seeks to provide investors with capital appreciation.

INVESTS IN: The Fund's assets are managed according to a three-step process: (1) the Adviser's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisers, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Adviser.

   Under normal market conditions, the Fund expects to invest approximately 80% of its total assets in equity securities of large, medium and small sized companies, 10% of its total assets in long- or intermediate-term fixed income securities and 10% of its total assets in short-term fixed income and money market instruments. The Fund has the flexibility to invest approximately 70-90% of its total assets in equity securities of large, medium and small sized companies, 0-20% of its total assets in long- or intermediate-term fixed-income securities and 0-20% of its total assets in short-term fixed income securities and money market instruments. The Adviser will evaluate these allocation ranges at least annually.

Performance

For the four months ended January 31, 2005, OM Asset Allocation Moderate Growth Portfolio Class A returned 6.21% versus a return of 6.57% for its benchmark the S&P 500 Index.

                                                        OLD MUTUAL ADVISOR FUNDS

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                       OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO (UNAUDITED)

ASSET CLASS WEIGHTINGS AT JANUARY 31, 2005

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

COMMON STOCK                                 54%
FOREIGN COMMON STOCK                         16%
REPURCHASE AGREEMENT                         11%
RESIDENTIAL MORTGAGES-AGENCY                  6%
U.S. TREASURY OBLIGATIONS                     6%
CORPORATE BONDS                               4%
U.S. GOVERNEMENT OBLIGATIONS                  2%
INVESTMENT COMPANY                            1%


% of Total Portfolio Investments




CUMULATIVE TOTAL RETURN
AS OF JANUARY 31, 2005


                                           Since
                                          Inception
-----------------------------------------------------
   InstitutionalClass                       6.32%
-----------------------------------------------------
   Class A with front-end load              0.10%
-----------------------------------------------------
   Class A without load                     6.21%
-----------------------------------------------------
   Class C with deferred sales load         4.94%
-----------------------------------------------------
   Class C without deferred sales load      5.94%
-----------------------------------------------------



      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO,
                    CLASS A VERSUS THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

                     OM ASSET ALLOCATION MODERATE GROWTH                                 LEHMAN BROTHERS U.S.
                              PORTFOLIO CLASS A                S&P 500 INDEX                AGGREGATE INDEX

9/30/2004                           10000                          10000                         10000
10/31/2004                          10080                          10153                         10084
11/30/2004                          10540                          10564                         10003
12/31/2004                          10851                          10923                         10095
1/31/2005                           10621                          10657                         10159

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO (THE "MODERATE GROWTH FUND") WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE HIGHER OR LOWER THAN THAT SHOWN, IS AVAILABLE BY CALLING 1.800.744.5050 OR ONLINE AT WWW.OMADVISORFUNDS.COM. The since inception return has not been annualized. Performance results for such short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Moderate Growth Fund offers Institutional Class, Class A and Class C shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The Moderate Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. The Moderate Growth Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. An investment in small and medium capitalization companies involves greater risk and price volatility than securities of larger, more established companies. Funds that invest in high-yielding, non-investment grade bonds involve higher risk than funds that invest solely in investment grade bonds. Adverse conditions may affect the issuer's ability to make timely interest and principal payments on these securities. Mutual fund investing involves risk including possible loss of principal. Investors considering the Moderate Growth Fund should have a long-term investment horizon. The Moderate Growth Fund will generally impose a 2% redemption/exchange fee for any share held less than 10 calendar days. This information must be preceded or accompanied by a current prospectus. Investors should carefully consider the investment objective, fees charges, expenses and risks associated with an investment in the fund before investing. These items, as well as other important information about the investment company can be found in the Fund's prospectus. Please read the prospectus carefully before investing. There can be no assurance that any fund will be able to achieve its investment objective. The Fund commenced operations on September 30, 2004.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index of fixed income securities.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Indices are presented for future illustrative purposes only, and are not intended to imply the past or future performance of the Fund. The performance of the Indices assume reinvestment of capital gains and income dividends but assume no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices is not possible.

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION GROWTH PORTFOLIO

OM ASSET ALLOCATION GROWTH PORTFOLIO (UNAUDITED)

Portfolio Profile

OBJECTIVE: The Fund seeks to provide investors with capital appreciation.

INVESTS IN: The Fund's assets are managed according to a three-step process: (1) the Adviser's allocation of the Fund's assets among equity, fixed income and money market securities; (2) the selection of Sub-Advisers, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; and (3) the selection of individual investments by each Sub-Adviser.

   Under normal market conditions, the Fund will invest approximately 95% of its total assets in equity securities of large, medium and small sized companies, and 5% of its total assets in long-, intermediate- or short-term fixed income securities and money market instruments. The Fund has the flexibility to invest approximately 85-100% of its total assets in equity securities of large, medium and small sized companies and up to 15% of its total assets in long-, intermediate- or short-term fixed income securities and money market instruments. The Adviser will evaluate these allocation ranges at least annually.

Performance

For the four months ended January 31, 2005, OM Asset Allocation Growth Portfolio Class A returned 8.00% versus a return of 6.57% for its benchmark the S&P 500 Index.

                                                        OLD MUTUAL ADVISOR FUNDS

                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                OM ASSET ALLOCATION GROWTH PORTFOLIO (UNAUDITED)

ASSET CLASS WEIGHTINGS AT JANUARY 31, 2005

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

COMMON STOCK                       72%
FOREIGN COMMON STOCK               23%
FOREIGN PREFERRED STOCK             1%
REPURCHASE AGREEMENT                4%


% of Total Portfolio Investments




CUMULATIVE TOTAL RETURN
AS OF JANUARY 31, 2005


                                       Since
                                      Inception
---------------------------------------------------
   Institutional Class                   8.12%
---------------------------------------------------
   Class A with front-end load           1.79%
---------------------------------------------------
   Class A without load                  8.00%
---------------------------------------------------
   Class C with deferred sales load      6.65%
---------------------------------------------------
   Class C without deferred sales load   7.65%
---------------------------------------------------


    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE OM ASSET
          ALLOCATION GROWTH PORTFOLIO, CLASS A VERSUS THE S&P 500 INDEX

                   [LINE CHART OMITTED , PLOT POINTS FOLLOWS]

                         OM ASSET ALLOCATION GROWTH
                             PORTFOLIO, CLASS A                S&P 500 INDEX
9/30/2004                           10000                          10000
10/31/2004                          10090                          10153
11/30/2004                          10710                          10564
12/31/2004                          11100                          10923
1/31/2005                          $10800                         $10657

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE OM ASSET ALLOCATION GROWTH PORTFOLIO (THE "GROWTH FUND") WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE HIGHER OR LOWER THAN THAT SHOWN, IS AVAILABLE BY CALLING
1.800.744.5050 OR ONLINE AT WWW.OMADVISORFUNDS.COM. The since inception return has not been annualized. Performance results for such short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Growth Fund offers Institutional Class, Class A and Class C shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower. The Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. The Growth Fund's investment in technology companies involves the risk of volatility. Products of technology companies may be subject to severe competition and rapid obsolescence. An investment in small and medium capitalization companies involves greater risk and price volatility than securities of larger, more established companies. Funds that invest in high-yielding, non-investment grade bonds involve higher risk than funds that invest solely in investment grade bonds. Adverse conditions may affect the issuer's ability to make timely interest and principal payments on these securities. Mutual fund investing involves risk including possible loss of principal. Investors considering the Growth Fund should have a long-term investment horizon. The Growth Fund will generally impose a 2% redemption/exchange fee for any share held less than 10 calendar days. This information must be preceded or accompanied by a current prospectus. Investors should carefully consider the investment objective, fees charges, expenses and risks associated with an investment in the fund before investing. These items, as well as other important information about the investment company can be found in the Fund's prospectus. Please read the prospectus carefully before investing. There can be no assurance that any fund will be able to achieve its investment objective. The Fund commenced operations on September 30, 2004.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Index is presented for future illustrative purposes only, and are not intended to imply the past or future performance of the Fund. The performance of the Index assumes reinvestment of capital gains and income dividends but assumes no transaction costs, taxes, management fees or other expenses. A direct investment in the Index is not possible.

OLD MUTUAL ADVISOR FUNDS

 OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 22.8%
BASIC MATERIALS -- 0.7%
AGRICULTURAL CHEMICALS -- 0.1%
Agrium                                    450      $        7
Potash Corporation of Saskatchewan         30               3
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.3%
Dow Chemical                              235              11
Lyondell Chemical                         402              12
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.0%
Eastman Chemical                           30               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
COAL -- 0.0%
Peabody Energy                             30               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.0%
Air Products & Chemicals                   20               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                              100              10
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.1%
International Paper                       185               7
Temple-Inland                              20               1
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
Nucor                                     200              11
                                                   ----------
                                                           11
                                                   ----------
TOTAL BASIC MATERIALS (COST $65)                           68
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 2.9%
APPAREL MANUFACTURERS -- 0.1%
Coach*                                     60               3
Polo Ralph Lauren                          90               4
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.0%
Nike                                       30               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.0%
Harman International Industries            30               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.0%
BorgWarner                                 60               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.0%
Citadel Broadcasting*                     110               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
Centex                                     82      $        5
DR Horton                                 300              12
Lennar                                     30               1
Pulte Homes                               104               7
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
CABLE TV -- 0.1%
Comcast*                                   25               1
EchoStar Communications*                  160               5
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.2%
Harrah's Entertainment                    150               9
International Game Technology             130               4
MGM Mirage*                                40               3
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
CRUISE LINES -- 0.3%
Carnival                                  446              26
Royal Caribbean Cruises                    81               4
                                                   ----------
                                                           30
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.1%
Activision*                               460              10
Electronic Arts*                           40               3
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.0%
Fairmont Hotels & Resorts                  20               1
Marriott International                     40               2
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.0%
Brunswick                                  50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                            60               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.2%
EW Scripps                                 40               2
Time Warner*                               90               1
Walt Disney                               416              12
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.0%
New York Times                             50               2
Tribune                                    50               2
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.0%
Reader's Digest Association                40               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
RADIO -- 0.0%
Radio One*                                110               2
Westwood One*                              60               1
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
                                       12

                                                        OLD MUTUAL ADVISOR FUNDS

                                      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                          Market
Description                              Shares        Value (000)
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                           200      $        6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.1%
Autozone*                                 132              12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.0%
Bed Bath & Beyond*                         60               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.1%
Lowe's                                    160               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.0%
Best Buy                                   20               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.2%
Costco Wholesale                           40               2
Dollar General                            412               8
Family Dollar Stores                       50               2
Target                                     40               2
Wal-Mart Stores                            89               5
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.1%
CVS                                       150               7
Walgreen                                   50               2
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                    50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
JC Penney                                  47               2
Sears Roebuck                              56               3
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.1%
OfficeMax                                  60               2
Staples                                   100               3
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.0%
Petco Animal Supplies*                     90               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
Kohl's*                                    90               4
Neiman-Marcus Group                       150              10
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.4%
Starbucks*                                 40               2
Wendy's International                     381              15
                                                   ----------
                                                           17
--------------------------------------------------------------------------------


                                                        Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
TELEVISION -- 0.0%
Univision Communications*                  60      $        2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
TOYS -- 0.2%
Mattel*                                   714              14
                                                   ----------
                                                           14
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $247)                       261
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.5%
AGRICULTURAL OPERATIONS -- 0.1%
Monsanto                                   70               4
Tejon Ranch*                               50               2
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.0%
PepsiCo                                    62               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
Fossil, Cl A*                              60               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.2%
Avon Products                              60               2
Estee Lauder                               40               2
Procter & Gamble                          266              14
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
Dean Foods*                               504              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.1%
Archer-Daniels-Midland                    362               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                         400              12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.2%
ConAgra Foods                             405              12
HJ Heinz                                  143               5
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
Sysco                                      40               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
POULTRY -- 0.1%
Pilgrim's Pride                           250               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
TOBACCO -- 0.5%
Altria Group                              473              30
UST                                       421              22
                                                   ----------
                                                           52
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $138)                   147
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                             Shares       Value (000)
--------------------------------------------------------------------------------
ENERGY -- 2.5%
OIL & GAS DRILLING -- 0.2%
ENSCO International                        80     $         3
GlobalSantaFe                              90               3
Nabors Industries*                         60               3
Patterson-UTI Energy                       80               2
Pride International*                       80               2
Rowan*                                     70               2
Todco*                                     70               1
Transocean*                                80               3
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.5%
Cimarex Energy*                           300              11
Murphy Oil                                150              13
Newfield Exploration*                     150               9
Noble Energy                               10               1
Pogo Producing                            170               7
XTO Energy                                109               4
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 1.1%
BP*                                       410              25
ChevronTexaco                             300              16
ConocoPhillips                            438              41
Occidental Petroleum                      482              28
                                                   ----------
                                                          110
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
National-Oilwell*                          40               2
Smith International*                       70               4
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.2%
Valero Energy                             310              16
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.1%
BJ Services                                90               4
Schlumberger                               30               2
Tidewater                                  50               2
Weatherford International*                 20               1
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
PIPELINES -- 0.3%
El Paso*                                  210               3
National Fuel Gas                         350              10
Questar                                   300              15
Williams                                   70               1
                                                   ----------
                                                           29
                                                   ----------
TOTAL ENERGY (COST $225)                                  234
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 4.7%
COMMERCIAL BANKS-CENTRAL US -- 0.0%
TCF Financial                              70               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------


                                                      Market
Description                            Shares      Value (000)
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.1%
Commerce Bancorp                           90      $        5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                        450               9
Popular                                   300               8
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.0%
UCBH Holdings                              40               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.0%
Investors Financial Services               20               1
State Street                               20               1
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.3%
SLM                                       496              25
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.3%
Capital One Financial                      80               6
MBNA                                      604              16
Providian Financial*                      100               2
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
Citigroup                                 567              28
Friedman Billings Ramsey Group            130               3
Goldman Sachs Group                        70               8
JPMorgan Chase                            222               8
Lehman Brothers Holdings                  114              10
                                                   ----------
                                                           57
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Finance                       494              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
MGIC Investment                           230              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.1%
Brown & Brown                             300              13
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.0%
Federated Investors                        80               2
Franklin Resources                         20               2
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.2%
Cigna                                     265              21
Lincoln National                           10               1
                                                   ----------
                                                           22
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.5%
Allmerica Financial*                       40      $        1
Allstate                                  471              24
American International Group               20               1
Assurant                                   30               1
Cincinnati Financial                       50               2
Hartford Financial Services Group         235              16
Prudential Financial                       14               1
                                                   ----------
                                                           46
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.4%
Ace Limited*                              114               5
Fidelity National Financial                40               2
Safeco                                    200               9
XL Capital, Cl A                          261              19
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
CB Richard Ellis Group*                   150               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
St. Joe                                    30               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
REINSURANCE -- 0.1%
Aspen Insurance Holdings*                  40               1
Axis Capital Holdings                     100               2
Odyssey Re Holdings                        30               1
PartnerRe                                  30               2
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.0%
Host Marriott*                             60               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.1%
American Financial Realty Trust           130               2
Boston Properties                         150               9
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.1%
CBL & Associates Properties               150              10
                                                   ----------
                                                           10
-------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
Catellus Development                      300               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.0%
NewAlliance Bancshares*                   130               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                        400              10
Washington Mutual                         510              21
                                                   ----------
                                                           31
--------------------------------------------------------------------------------


                                                     Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.8%
Bank of America                           827       $      38
PNC Financial Services Group              217              12
US Bancorp                                235               7
Wachovia                                   74               4
Wells Fargo                               286              18
                                                   ----------
                                                           79
                                                   ----------
TOTAL FINANCIAL (COST $435)                               442
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 3.3%
DENTAL SUPPLIES & EQUIPMENT -- 0.1%
Dentsply International                    250              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    120               3
Gen-Probe*                                 43               2
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                    20               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 0.0%
Hillenbrand Industries                     20               1
Kinetic Concepts*                          40               3
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.3%
Boston Scientific*                         80               3
Guidant                                   137              10
St. Jude Medical*                         290              11
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.1%
Covance*                                  200               8
Quest Diagnostics                          30               3
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.7%
Baxter International                      579              20
Becton Dickinson                           30               2
Cooper                                     50               4
Henry Schein*                              20               1
Inamed*                                    50               3
Johnson & Johnson                         364              24
Stryker                                    30               1
Varian Medical Systems*                   100               4
Zimmer Holdings*                          120               9
                                                   ----------
                                                           68
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.2%
Amgen*                                     40               2
Biogen Idec*                               30               2
Genentech*                                170               8
Genzyme*                                   20               1
Millipore*                                 18               1
Protein Design Labs*                      183               4
                                                   ----------
                                                           18
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.5%
Abbott Laboratories                        30      $        1
Bristol-Myers Squibb                      566              13
Forest Laboratories*                      140               6
Pfizer                                    661              16
Schering-Plough                           792              15
                                                   ----------
                                                           51
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.2%
Barr Pharmaceuticals*                      40               2
Teva Pharmaceutical Industries*           470              14
Watson Pharmaceuticals*                    50               1
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.7%
Aetna                                      77              10
Pacificare Health Systems*                150               9
UnitedHealth Group                        169              15
WellPoint*                                239              29
                                                   ----------
                                                           63
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.0%
Tenet Healthcare*                         180               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
Lincare Holdings*                          50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.2%
AmerisourceBergen                         277              16
Cardinal Health                            20               1
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Alcon                                     100               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.0%
Caremark Rx*                              120               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.1%
Gilead Sciences*                          150               5
                                                   ----------
                                                            5
                                                   ----------
TOTAL HEALTH CARE (COST $304)                             315
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.9%
AEROSPACE/DEFENSE -- 0.2%
Boeing                                    179               9
Lockheed Martin                            30               2
Rockwell Collins                          140               6
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
Alliant Techsystems*                      170              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
AIRLINES -- 0.0%
Southwest Airlines                        200      $        3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
Lafarge North America                     200              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                               200              10
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.3%
Brink's                                    50               2
Danaher                                    30               2
General Electric                          110               4
Honeywell International                   247               9
Tyco International                        430              15
                                                   ----------
                                                           32
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
Emerson Electric                          278              19
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.1%
Flir Systems*                              60               3
Garmin                                     50               3
Tektronix                                 102               3
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                                60               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                        70               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.0%
Thermo Electron*                          110               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group    60               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.2%
Caterpillar                                73               6
Terex*                                    200               9
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                        60               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
American Power Conversion                 816              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                     Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.2%
Stanley Works                             343       $      16
                                                   ----------
                                                           16
                                                   ----------
TOTAL INDUSTRIAL (COST $168)                              176
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 0.9%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                        240               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.0%
Getty Images*                              50               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.0%
Quanta Services*                          200               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
H&R Block                                 107               5
Paychex                                    90               3
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.2%
Affiliated Computer Services*              58               3
Anteon International*                      50               2
Cognizant Technology Solutions*           290              11
DST Systems*                               30               1
Manhattan Associates*                     120               3
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.1%
Accenture, Cl A*                           30               1
UnitedGlobalCom*                          290               3
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.1%
eBay*                                      40               3
Monster Worldwide*                        100               3
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.0%
Manpower                                   70               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.0%
RR Donnelley & Sons                         8              --
                                                   ----------
                                                           --
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Rent-A-Center*                            250               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
SCHOOLS -- 0.2%
Apollo Group*                             160              13
Education Management*                      60               2
Strayer Education                          10               1
                                                   ----------
                                                           16
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
Sprint-FON Group*                          33       $       1
Verizon Communications                    285              10
                                                   ----------
                                                           11
                                                   ----------
TOTAL SERVICES (COST $81)                                  82
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 3.0%
APPLICATIONS SOFTWARE -- 0.3%
Citrix Systems*                            80               2
Infosys Technologies                       60               4
Intuit*                                    70               3
Microsoft                                 395              10
Satyam Computer Services*                 120               3
Siebel Systems*                           180               1
Wipro ADR                                 120               3
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.2%
Nextel Communications*                    298               8
Nextel Partners*                          230               5
NII Holdings*                              81               4
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.0%
Autodesk                                  120               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
COMPUTERS -- 0.3%
Apple Computer*                            10               1
Dell*                                     208               9
Hewlett-Packard                            36               1
International Business Machines           157              14
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.1%
EMC*                                      190               3
Network Appliance*                        140               4
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.1%
Dun & Bradstreet*                          20               1
MoneyGram International*                   60               1
NAVTEQ*                                    40               2
SEI Investments                            40               1
Veritas Software*                         200               5
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                    90               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.1%
Celestica*                                 80               1
Flextronics International*                220               3
Jabil Circuit*                            148               3
Sanmina-SCI*                              430               3
                                                   ----------
                                                           10
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.4%
Broadcom*                                 210     $         7
Intel                                     152               3
Intersil                                   40               1
MEMC Electronic Materials*                500               6
Nvidia*                                   110               2
QLogic*                                   280              11
Texas Instruments                         220               5
Xilinx                                     80               2
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.0%
Adobe Systems                              50               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.1%
MicroStrategy*                             20               1
Oracle*                                   276               4
SAP*                                      170               7
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
Avocent*                                   60               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.0%
TIBCO Software*                           240               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.1%
Symantec*                                 320               7
VeriSign*                                 110               3
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.2%
Cisco Systems*                            885              16
Juniper Networks*                         100               3
Polycom*                                  140               2
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.2%
Canon ADR*                                200              10
Pitney Bowes                              167               8
Xerox*                                     50               1
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.0%
Integrated Circuit Systems*                50               1
Integrated Device Technology*             120               2
Maxim Integrated Products                  30               1
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
Applied Materials*                         80               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Adtran                                     40               1
Comverse Technology*                      161               4
Lucent Technologies*                      380               1
                                                   ----------
                                                            6
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.3%
Amdocs*                                   520       $      15
Telecom Corp of New Zealand             2,397              11
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.1%
Macromedia*                               118               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.1%
Google*                                    10               2
Yahoo!*                                   310              11
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.2%
Motorola                                  545               9
Qualcomm                                  274              10
                                                   ----------
                                                           19
                                                   ----------
TOTAL TECHNOLOGY (COST $272)                              282
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
TRANSPORT-AIR FREIGHT -- 0.0%
CNF                                        40               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.1%
Overseas Shipholding Group                200              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.1%
Expeditors International Washington       200              11
United Parcel Service                      27               2
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
JB Hunt Transport Services                310              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
TRANSPORTATION-RAIL -- 0.2%
Burlington Northern Santa Fe              421              20
                                                   ----------
                                                           20
                                                   ----------
TOTAL TRANSPORTATION (COST $56)                            60
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
ELECTRIC-INTEGRATED -- 0.7%
Alliant Energy                             30               1
Duke Energy                               566              15
Edison International                        8              --
Entergy                                   336              23
OGE Energy                                450              12
Public Service Enterprise Group            30               2
TXU                                       134               9
                                                   ----------
                                                           62
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Electric Power                   383              14
                                                   ----------
                                                           14
                                                   ----------
TOTAL UTILITIES (COST $70)                                 76
                                                   ----------
TOTAL COMMON STOCK (COST $2,071)                        2,143
                                                   ----------
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 5.1%
AUSTRALIA -- 0.4%
Australia & New Zealand Banking Group*    700      $       11
BlueScope Steel                         1,400              10
Insurance Australia Group               2,700              13
QBE Insurance Group                       650               8
                                                   ----------
TOTAL AUSTRALIA                                            42
                                                   ----------
--------------------------------------------------------------------------------
AUSTRIA -- 0.1%
Andritz*                                  100               8
                                                   ----------
TOTAL AUSTRIA                                               8
                                                   ----------
--------------------------------------------------------------------------------
BELGIUM -- 0.1%
Dexia*                                    625              14
                                                   ----------
TOTAL BELGIUM                                              14
                                                   ----------
--------------------------------------------------------------------------------
BERMUDA -- 0.1%
Renaissancere Holdings                    200              10
                                                   ----------
TOTAL BERMUDA                                              10
                                                   ----------
--------------------------------------------------------------------------------
CANADA -- 0.6%
Dofasco*                                   35               1
Encana                                    192              11
Goldcorp                                  550               8
Penn West Petroleum*                      100               7
PetroKazakhstan, Cl A                     250               9
Precision Drilling*                       150              10
Telesystem International Wireless*        500               7
                                                   ----------
TOTAL CANADA                                               53
                                                   ----------
--------------------------------------------------------------------------------
DENMARK -- 0.1%
Auriga Industries, Cl B*                  200               5
                                                   ----------
TOTAL DENMARK                                               5
                                                   ----------
--------------------------------------------------------------------------------
FINLAND -- 0.0%
Rautaruukki*                              400               4
                                                   ----------
TOTAL FINLAND                                               4
                                                   ----------
--------------------------------------------------------------------------------
FRANCE -- 0.3%
BNP Paribas*                              200              14
Societe Generale*                          75               8
TOTAL*                                     15               3
                                                   ----------
TOTAL FRANCE                                               25
                                                   ----------
--------------------------------------------------------------------------------
GERMANY -- 0.3%
Allianz*                                   45               5
BASF*                                     104               7
Continental*                               57               4
Schering*                                 158              11
                                                   ----------
TOTAL GERMANY                                              27
                                                   ----------
--------------------------------------------------------------------------------
GREECE -- 0.0%
Intracom*                                 200               1
                                                   ----------
TOTAL GREECE                                                1
                                                   ----------
--------------------------------------------------------------------------------
ITALY -- 0.1%
Banca Intesa*                           1,400               6
                                                   ----------
TOTAL ITALY                                                 6
                                                   ----------
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
JAPAN -- 0.9%
Bosch Auto Systems*                        15       $      --
Kawasaki Kisen Kaisha                   1,600              11
Mitsubishi                                300               4
Mitsui OSK Lines                        1,800              11
Nippon Steel                            4,700              11
Nippon Yusen Kabushiki Kaisha           2,000              11
Santen Pharmaceutical                     250               5
Seiko Epson                               200               8
Toshiba TEC*                            1,000               5
Toyota Tsusho*                          1,000              16
                                                   ----------
TOTAL JAPAN                                                82
                                                   ----------
--------------------------------------------------------------------------------
NETHERLANDS -- 0.3%
CNH Global                                250               5
ING Groep*                                480              14
TPG*                                      300               8
                                                   ----------
TOTAL NETHERLANDS                                          27
                                                   ----------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.1%
Fletcher Building                       1,642               8
                                                   ----------
TOTAL NEW ZEALAND                                           8
                                                   ----------
--------------------------------------------------------------------------------
NORWAY -- 0.1%
Statoil*                                  740              11
                                                   ----------
TOTAL NORWAY                                               11
                                                   ----------
--------------------------------------------------------------------------------
SPAIN -- 0.1%
Banco Bilbao Vizcaya Argentaria           500               8
Telefonica*                               300               6
                                                   ----------
TOTAL SPAIN                                                14
                                                   ----------
--------------------------------------------------------------------------------
SWEDEN -- 0.1%
TeliaSonera                             2,400              14
                                                   ----------
TOTAL SWEDEN                                               14
                                                   ----------
--------------------------------------------------------------------------------
SWITZERLAND -- 0.2%
Credit Suisse Group*                      350              14
Zurich Financial Services*                 40               7
                                                   ----------
TOTAL SWITZERLAND                                          21
                                                   ----------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.2%
Alliance Unichem                          640               9
Corus Group*                            5,000               5
HBOS*                                     530               8
HSBC Holdings*                            600              10
Imperial Tobacco Group ADR                421              22
International Power*                    2,100               7
Next                                      153               5
Royal Bank of Scotland Group*             415              14
SABMiller                                 660              10
Shell Transport & Trading*              1,300              11
Shire Pharmaceuticals Group*              200               2
Tesco                                     700               4
William Hill                              142               2
                                                   ----------
TOTAL UNITED KINGDOM                                      109
                                                   ----------
TOTAL FOREIGN COMMON STOCK (COST $451)                    481
                                                   ----------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                      Shares/Face       Market
Description                          Amount (000)     Value (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.0%
GERMANY -- 0.0%
Porsche*                                    4      $        3
                                                   ----------
TOTAL GERMANY                                               3
                                                   ----------
TOTAL FOREIGN PREFERRED STOCK (COST $2)                     3
                                                   ----------
--------------------------------------------------------------------------------
RESIDENTIAL MORTGAGES-AGENCY -- 14.4%
Federal Home Loan Mortgage
   Corporation 15 year
   5.500%, 09/01/19                $       51              53
Federal Home Loan Mortgage
   Corporation 30 year
   6.000%, 08/01/29                        37              38
   5.500%, 10/01/34                       100             102
   5.500%, 01/01/35                       195             199
   5.500%, 02/01/35                       209             213
Federal National Mortgage
   Association 15 year
   5.000%, 10/01/19                        50              51
Federal National Mortgage
   Association 30 year
   6.500%, 08/01/34                        27              28
   6.500%, 10/01/34                        59              61
   5.500%, 10/01/34                        29              29
   5.000%, 11/01/33                        85              85
Federal National Mortgage
   Association TBA
   6.000%, 02/01/35                       440             454
Government National Mortgage
   Association 30 year
   6.000%, 12/15/34                        25              26
   5.500%, 01/20/35                        25              26
                                                   ----------
TOTAL RESIDENTIAL MORTGAGES-AGENCY (COST $1,363)        1,365
                                                   ----------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.2%
HOME EQUITY LOANS -- 1.2%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                        25              25
GE Capital Commercial Mortgage,
   Ser 2004-C3, Cl A3 (C)
   4.865%, 07/10/39                        35              36
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 11/12/39                        30              30
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                        25              25
                                                   ----------
TOTAL ASSET-BACKED SECURITIES (COST $116)                 116
                                                   ----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS -- 7.3%
Federal Home Loan Mortgage Corporation
   6.000%, 03/01/33                       142             147
   5.875%, 03/21/11                        25              27
Federal National Mortgage Association
   5.125%, 01/02/14                        30              31
   2.330%, 02/09/05                        34              34
   2.250%, 02/10/05 (C)                   450             450
                                                   ----------
TOTAL U.S. GOVERNMENT BONDS (COST $689)                   689
                                                   ----------
--------------------------------------------------------------------------------

                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 14.9%
Advanta Capital Trust, Ser B
   8.990%, 12/17/26                      $ 15       $      15
Allegheny Energy Supply 144A
   8.250%, 04/15/12                        18              20
ALROSA Finance 144A
   8.875%, 11/17/14                        15              16
American General Finance,
   Ser G MTN
   5.375%, 09/01/09                        10              10
Ames True Temper 144A
   6.640%, 01/15/12                        15              15
Amgen 144A
   4.000%, 11/18/09                        10              10
Appalachian Power, Ser H
   5.950%, 05/15/33                        15              16
Assurant
   5.625%, 02/15/14                        10              10
AT&T Wireless Services
   8.750%, 03/01/31                        20              27
   8.125%, 05/01/12                        10              12
Bank One
   5.900%, 11/15/11                        30              32
Baxter International
   5.250%, 05/01/07                        30              31
BCP Caylux Holdings 144A
   9.625%, 06/15/14                        18              20
Bombardier 144A
   6.300%, 05/01/14                        20              17
Broder Brothers
   11.250%, 10/15/10                       20              21
Capital One Bank
   5.750%, 09/15/10                         5               5
Carnival
   3.750%, 11/15/07                        30              30
Caterpillar Finance Services,
   Ser F MTN
   3.700%, 08/15/08                        35              35
City Telecom 144A
   8.750%, 02/01/15                        15              16
Comcast
   7.625%, 02/15/08                        10              11
   5.500%, 03/15/11                        10              11
ConAgra Foods
   7.125%, 10/01/26                        15              18
Consolidated Natural Gas
   6.875%, 10/15/26                        15              18
Countrywide Home Loan MTN
   3.250%, 05/21/08                        20              19
DaimlerChrysler
   4.750%, 01/15/08                        10              10
Dominion Resources
   5.000%, 03/15/13                        10              10
Douglas Dynamic 144A
   7.750%, 01/15/12                        17              17
Echostar 144A
   6.625%, 10/01/14                        18              18
Fidelity National Financial
   7.300%, 08/15/11                        25              27
Ford Motor Credit
   6.500%, 01/25/07                         5               5
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                      OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FPL Group Capital
   4.086%, 02/16/07                      $ 10       $      10
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        35              39
General Motors
   8.375%, 07/15/33                         5               5
General Motors Acceptance
   6.125%, 08/28/07                         5               5
Hewlett-Packard
   5.750%, 12/15/06                        20              21
Household Finance
   6.375%, 11/27/12                        20              22
Intelsat Bermuda 144A
   7.794%, 01/15/12                        28              29
John Deere Capital, Ser D MTN
   4.125%, 01/15/10                        35              35
Kerr-McGee
   5.875%, 09/15/06                        25              26
Leslie's Poolmart 144A
   7.750%, 02/01/13                        20              20
Marathon Oil
   5.375%, 06/01/07                        15              16
Merrill Lynch, Ser C MTN
   5.000%, 01/15/15                        30              30
MGM Mirage
   5.875%, 02/27/14                        18              18
Midamerican Energy Holdings
   5.875%, 10/01/12                        10              11
   3.500%, 05/15/08                        15              15
Morgan Stanley
   4.000%, 01/15/10                        30              30
Motorola
   4.608%, 11/16/07                        40              41
Neenah Paper 144A
   7.375%, 11/15/14                        20              20
Norfolk Southern
   7.050%, 05/01/37                        25              31
Ocean Energy
   4.375%, 10/01/07                        20              20
Prudential Financial MTN
   3.750%, 05/01/08                        10              10
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        10              10
PSE&G Power
   6.950%, 06/01/12                        15              17
Qwest 144A
   9.125%, 03/15/12                        18              20
Reed Elsevier Capital
   6.125%, 08/01/06                        40              41
Rogers Cable 144A
   6.750%, 03/15/15                        20              20
Rogers Wireless 144A
   8.000%, 12/15/12                        20              21
Schering-Plough
   6.500%, 12/01/33                        20              23
SLM, Ser A MTN
   3.950%, 08/15/08                        15              15
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Solo Cup
   8.500%, 02/15/14                  $     18        $     18
Southern Co Capital Funding, Ser A
   5.300%, 02/01/07                        15              16
Sprint Capital
   6.000%, 01/15/07                        20              21
STATS ChipPAC 144A
   6.750%, 11/15/11                        20              19
Time Warner
   7.625%, 04/15/31                        30              37
Universal City Florida Holdings 144A
   7.200%, 05/01/10                        20              21
Univision Communications
   3.875%, 10/15/08                        15              15
Uno Restaurants 144A
   10.000%, 02/15/11                       25              25
Verizon Communications
   6.360%, 04/15/06                        20              21
Verizon Wireless Capital
   5.375%, 12/15/06                        20              21
Washington Mutual Financial
   6.875%, 05/15/11                        10              11
Wellpoint 144A
   5.000%, 12/15/14                        10              10
   3.750%, 12/14/07                        10              10
Weyerhaeuser
   5.950%, 11/01/08                        15              16
Wyeth
   5.500%, 02/01/14                        10              10
Xcel Energy
   7.000%, 12/01/10                        20              23
                                                   ----------
TOTAL CORPORATE BONDS (COST $1,429)                     1,437
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN BOND -- 0.2%
United Mexican States MTN, Ser A
   7.500%, 04/08/33                        20              22
                                                   ----------
TOTAL FOREIGN BOND (COST $21)                              22
                                                   ----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.0%
U.S. Treasury Bills
   2.215%, 04/07/05 (B)                   506             504
U.S. Treasury Bond
   7.500%, 11/15/16                        50              65
   5.375%, 02/15/31                        70              78
   3.375%, 09/15/09                       110             109
U.S. Treasury Note
   5.750%, 08/15/10                       105             115
   4.625%, 05/15/06                        55              56
   4.250%, 08/15/14                       135             136
   3.875%, 05/15/09                        80              81
                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,138)           1,144
                                                   ----------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                       Face           Market
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.1%
Deutsche Bank
   2.480%, dated 01/31/05, to be repurchased
   on 02/01/05, repurchase price $1,813,152
   (collateralized by U.S. Government
   obligations with par value $1,847,000,
   3.000%, 09/29/06; total market
   value $1,849,672) (A)               $1,813      $    1,813
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $1,813)                1,813
                                                   ----------
TOTAL INVESTMENTS (97.0%) (COST $9,083)            $    9,213
                                                   ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $9,493,135.
* Non-income producing security.
(A)-- Tri-party repurchase agreement
(B) -- Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C) -- Variable rate security. The rate reported is the rate as of January 31, 2005.
144A -- Security except from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $364,000, representing 4.0% of net assets of the Fund.
ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
TBA -- Security traded under delayed
delivery commitments settling after January 31, 2005. Income on this security will not be earned until settlement date.
Amounts designated as "--" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 42.3%
BASIC MATERIALS -- 1.3%
AGRICULTURAL CHEMICALS -- 0.2%
Agrium                                    950       $      16
Potash Corporation of Saskatchewan        150              12
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.0%
USG*                                      100               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.6%
Dow Chemical                            1,043              52
Lyondell Chemical                         590              17
Olin                                    1,640              37
                                                   ----------
                                                          106
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                           80               4
Great Lakes Chemical                      420              11
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
COAL -- 0.1%
Peabody Energy                            140              12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.0%
Crown Holdings*                           300               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.0%
Air Products & Chemicals                   50               3
Airgas                                    200               5
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                              210              20
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.1%
International Paper                       271              11
Neenah Paper*                             300              10
Schweitzer-Mauduit International          100               3
Temple-Inland                              40               2
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
Nucor                                     400              23
Schnitzer Steel Industries                100               3
                                                   ----------
                                                           26
                                                   ----------
TOTAL BASIC MATERIALS (COST $233)                         248
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 6.2%
APPAREL MANUFACTURERS -- 0.2%
Carter's*                                 255              10
Coach*                                    270              15
Polo Ralph Lauren                         210               8
                                                   ----------
                                                           33
--------------------------------------------------------------------------------


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.1%
Nike                                      120       $      10
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.1%
Harman International Industries           190              23
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.1%
BorgWarner                                340              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.0%
Citadel Broadcasting*                     300               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
Centex                                    315              19
DR Horton                                 630              25
Lennar                                     80               5
Orleans Homebuilders*                     360               7
Pulte Homes                               293              19
                                                   ----------
                                                           75
--------------------------------------------------------------------------------
CABLE TV -- 0.2%
Comcast*                                   94               3
EchoStar Communications*                  160               5
Insight Communications*                 1,210              12
Mediacom Communications*                4,025              24
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.3%
Harrah's Entertainment                    350              22
International Game Technology             520              16
MGM Mirage*                               150              11
Scientific Games*                         350               9
                                                   ----------
                                                           58
--------------------------------------------------------------------------------
CRUISE LINES -- 0.4%
Carnival                                  904              52
Royal Caribbean Cruises                   420              22
                                                   ----------
                                                           74
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.0%
Nuco2*                                    100               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.2%
Activision*                             1,150              26
Electronic Arts*                          230              15
THQ*                                      200               4
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.3%
Fairmont Hotels & Resorts                  50               2
Jameson Inns*                           8,080              15
Lodgian*                                  605               7
Marriott International                    230              14
Starwood Hotels & Resorts Worldwide       331              19
                                                   ----------
                                                           57

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.1%
Brunswick                                 240       $      11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                           140               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.5%
Entravision Communications*             2,480              20
EW Scripps                                100               5
Time Warner*                              410               7
Walt Disney                             1,867              53
                                                   ----------
                                                           85
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.1%
Scholastic*                               790              27
                                                   ----------
                                                           27
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.1%
Journal Register*                         800              15
New York Times                            130               5
Tribune                                   130               5
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.1%
Reader's Digest Association             1,100              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
RADIO -- 0.4%
Cumulus Media*                            525               7
Emmis Communications*                   1,050              18
Radio One*                              1,010              16
Spanish Broadcasting System*            2,185              23
Westwood One*                             160               4
                                                   ----------
                                                           68
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.1%
Charming Shoppes*                         650               6
Childrens Place*                          250              10
JOS A Bank Clothiers*                     150               4
Too*                                      230               6
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                           600              19
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.2%
Autozone*                                 398              36
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.1%
Bed Bath & Beyond*                        260              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.2%
Lowe's                                    500              29
                                                   ----------
                                                           29
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.0%
Best Buy                                  100       $       5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.0%
7-Eleven*                                 250               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.3%
Costco Wholesale                          100               5
Dollar General                            604              12
Family Dollar Stores                      140               5
Target                                    220              11
Wal-Mart Stores                           360              19
                                                   ----------
                                                           52
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.1%
CVS                                       330              15
Walgreen                                  260              11
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   120               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.2%
JCPenney                                  941              40
                                                   ----------
                                                           40
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.1%
OfficeMax                                 190               5
Staples                                   480              16
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International                200               6
Ezcorp*                                   200               4
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.1%
Petco Animal Supplies*                    460              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.1%
World Fuel Services                       200              10
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
Kohl's*                                   200               9
Neiman-Marcus Group                       400              27
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.4%
O'Charleys*                               200               3
Starbucks*                                180              10
Wendy's International                     559              22
                                                   ----------
                                                           35
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.1%
Blockbuster                             1,270       $      12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
TELEVISION -- 0.1%
Sinclair Broadcast Group                1,235              10
Univision Communications*                 190               5
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
THEATERS -- 0.0%
Carmike Cinemas                           100               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
TOYS -- 0.1%
Mattel*                                 1,047              20
                                                   ----------
                                                           20
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $1,052)                   1,120
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.0%
AGRICULTURAL OPERATIONS -- 0.2%
Delta & Pine Land                         360              11
Monsanto                                  170               9
Tejon Ranch*                              190               8
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.1%
PepsiCo                                   253              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
Fossil, Cl A*                             300               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.5%
Avon Products                             260              11
Estee Lauder                              160               7
Gillette                                   73               4
Procter & Gamble                        1,176              63
                                                   ----------
                                                           85
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
Dean Foods*                               999              35
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.2%
Archer-Daniels-Midland                  1,466              35
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.2%
Smithfield Foods*                         950              29
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                             594              17
HJ Heinz                                  209               8
                                                   ----------
                                                           25
--------------------------------------------------------------------------------



                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
Sysco                                     110      $        4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
POULTRY -- 0.1%
Pilgrim's Pride                           550              19
Sanderson Farms                           200               9
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
Altria Group                              634              41
UST                                       618              31
                                                   ----------
                                                           72
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $338)                   363
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 3.5%
OIL & GAS DRILLING -- 0.4%
Atwood Oceanics*                          100               6
ENSCO International                       430              15
GlobalSantaFe                             370              13
Nabors Industries*                        130               6
Patterson-UTI Energy                      430               8
Pride International*                      200               5
Rowan*                                    175               5
Todco*                                    190               4
Transocean*                               340              15
                                                   ----------
                                                           77
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.9%
Berry Petroleum                           150               8
Cimarex Energy*                           600              22
Houston Exploration*                      100               5
Magnum Hunter Resources*                  400               6
Meridian Resource*                        955               5
Murphy Oil                                300              27
Newfield Exploration*                     300              18
Noble Energy                               20               1
Penn Virginia                             100               4
Pogo Producing                            350              15
Range Resources                           300               7
Stone Energy*                             155               7
Unit*                                     100               4
Vintage Petroleum                         370               9
XTO Energy                                654              23
                                                   ----------
                                                          161
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 1.0%
BP*                                       601              36
ChevronTexaco                             440              24
ConocoPhillips                            932              87
Occidental Petroleum                      707              41
                                                   ----------
                                                          188
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
Lone Star Technologies*                   255              10
Maverick Tube*                            100               3
National-Oilwell*                         230               9
Smith International*                      150               9
                                                   ----------
                                                           31
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.4%
Frontier Oil                              300      $        9
Giant Industries*                         150               4
Tesoro*                                   200               6
Valero Energy                           1,115              58
                                                   ----------
                                                           77
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.3%
BJ Services                               180               9
Cal Dive International*                   210               9
Core Laboratories*                        340               7
Schlumberger                              140              10
Tidewater                                 130               5
W-H Energy Services*                      370               8
Weatherford International*                 50               3
                                                   ----------
                                                           51
--------------------------------------------------------------------------------
PIPELINES -- 0.3%
El Paso*                                  570               6
National Fuel Gas                         700              20
Questar                                   700              36
Williams                                  190               3
                                                   ----------
                                                           65
                                                   ----------
TOTAL ENERGY (COST $610)                                  650
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 9.1%
COMMERCIAL BANKS-CENTRAL US -- 0.1%
TCF Financial                             140               4
Texas Regional Bancshares                 100               3
Wintrust Financial                        100               6
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.1%
Commerce Bancorp                          220              13
Signature Bank*                           300               9
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.3%
Colonial BancGroup                      1,000              20
GB&T Bancshares                           345               8
Oriental Financial Group                  230               7
Popular                                   550              15
                                                   ----------
                                                           50
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.2%
Community Bancorp*                        155               4
CVB Financial                             250               5
Hanmi Financial                           150               5
UCBH Holdings                             340              15
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.0%
Investors Financial Services               40               2
State Street                               50               2
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.5%
Asta Funding                              100               3
Collegiate Funding Services LLC*        1,775              27
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- CONTINUED
Portfolio Recovery Associates*            370       $      15
SLM                                       832              42
World Acceptance*                         150               4
                                                   ----------
                                                           91
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.3%
Capital One Financial                     160              12
MBNA                                      887              24
Metris*                                   750               9
Providian Financial*                      250               4
                                                   ----------
                                                           49
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.9%
Citigroup                               1,486              73
Friedman Billings Ramsey Group            340               7
Goldman Sachs Group                       260              28
JPMorgan Chase                            325              12
Lehman Brothers Holdings                  510              46
                                                   ----------
                                                          166
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Credit Industry             1,020              38
                                                   ----------
                                                           38
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.1%
Asset Acceptance Capital*                 735              15
MarketAxess Holdings*                     555               8
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
MGIC Investment                           338              22
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.3%
Brown & Brown                             600              26
Hilb Rogal & Hobbs                        440              15
USI Holdings*                           1,040              12
                                                   ----------
                                                           53
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.1%
Affiliated Managers Group*                205              13
Federated Investors                       200               6
Franklin Resources                         50               3
GFI Group*                                110               3
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.3%
Ceres Group*                              400               2
Cigna                                     469              38
KMG America*                            1,280              14
Lincoln National                           50               2
                                                   ----------
                                                           56
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.4%
Allmerica Financial*                      305              10
Allstate                                  737              37
American International Group              100               7
Assurant                                   80               3
Cincinnati Financial                      120               5
Hartford Financial Services Group         345              23
                                                   ----------
                                                           85
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
Ace Limited*                              540       $      24
Bristol West Holdings*                    480               9
EMC Insurance Group                       555              11
Fidelity National Financial               100               4
FPIC Insurance Group*                     150               5
Philadelphia Consolidated Holding*        100               7
PMA Capital*                              500               5
Safeco                                    500              23
Selective Insurance Group                 100               4
XL Capital, Cl A                          408              31
                                                   ----------
                                                          123
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
CB Richard Ellis Group*                   900              32
Jones Lang LaSalle*                       150               5
Trammell Crow*                            420               7
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
Brookfield Properties                     264              10
St Joe                                     80               5
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
REINSURANCE -- 0.2%
Aspen Insurance Holdings*                 100               3
Axis Capital Holdings                     275               7
Odyssey Re Holdings                       325               8
PartnerRe                                  80               5
PXRE Group                                765              20
                                                   ----------
                                                           43
--------------------------------------------------------------------------------
REITS -- 0.1%
Ashford Hospitality Trust                 555               6
Eastgroup Properties                       83               3
Equity Lifestyle Properties                97               3
Equity One                                152               3
HRPT Properties Trust                     417               5
Prentiss Properties Trust                  92               3
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.3%
AvalonBay Communities                     122               8
BRE Properties                            213               8
Equity Residential                        494              16
GMH Communities Trust*                    269               3
Home Properties of New York               174               7
United Dominion Realty Trust              397               9
                                                   ----------
                                                           51
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.0%
Correctional Properties Trust             100               3
Washington Real Estate Investment Trust    38               1
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.3%
Host Marriott*                          1,008              16
LaSalle Hotel Properties                  375              11
Meristar Hospitality*                   3,830              30
Strategic Hotel Capital*                  165               3
                                                   ----------
                                                           60
--------------------------------------------------------------------------------


                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.1%
HomeBanc*                               1,875       $      18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.7%
Alexandria Real Estate Equities            94               6
American Financial Realty Trust           335               5
Arden Realty                              142               5
BioMed Realty Trust*                      182               4
Boston Properties                         657              38
Capital Automotive                        224               7
Colonial Properties Trust                 102               4
Corporate Office Properties Trust         100               2
Duke Realty                               260               8
Lexington Corporate Properties Trust      266               6
Liberty Property Trust                    149               6
Mack-Cali Realty                          142               6
Parkway Properties                        150               7
PS Business Parks                         167               7
Vornado Realty Trust                      292              20
                                                   ----------
                                                          131
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.3%
CBL & Associates Properties               399              28
Simon Property Group                      527              31
                                                   ----------
                                                           59
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.2%
Developers Diversified Realty             245              10
Pan Pacific Retail Properties             207              12
Regency Centers                           268              13
Tanger Factory Outlet Centers             183               4
Weingarten Realty Investors               134               5
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.1%
Public Storage                            268              14
U-Store-It Trust*                         197               3
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
Catellus Development                      750              20
Prologis                                  255              10
                                                   ----------
                                                           30
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.1%
Franklin Bank*                            760              13
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.1%
Dime Community Bancshares                 200               3
NewAlliance Bancshares*                   765              11
WSFS Financial                             50               3
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.1%
BankAtlantic Bancorp                      445               9
Ocwen Financial*                          400               3
                                                   ----------
                                                           12
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                        900       $      24
Washington Mutual                         972              39
                                                   ----------
                                                           63
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.1%
Bank of America                         2,247             104
PNC Financial Services Group              319              17
Wachovia                                  795              44
Wells Fargo                               561              34
                                                   ----------
                                                          199
                                                   ----------
TOTAL FINANCIAL (COST $1,627)                           1,692
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 5.8%
DENTAL SUPPLIES & EQUIPMENT -- 0.2%
Dentsply International                    500              28
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    630              16
Gen-Probe*                                210              10
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                    50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
ICU Medical*                              225               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 0.1%
Hillenbrand Industries                     50               3
Kinetic Concepts*                         220              14
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Boston Scientific*                        380              12
Guidant                                   450              33
St. Jude Medical*                         800              31
                                                   ----------
                                                           76
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                                  500              21
Quest Diagnostics                         170              16
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.2%
Baxter International                      850              29
Becton Dickinson                           80               5
Cooper                                    250              19
Henry Schein*                              50               3
Inamed*                                   260              18
Johnson & Johnson                       1,528              99
Stryker                                   160               8
Varian Medical Systems*                   240               9
Zimmer Holdings*                          420              33
                                                   ----------
                                                          223
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Amgen*                                    170       $      10
Applera Corp - Celera Genomics Group*     565               7
Bio-Rad Laboratories*                      50               3
Biogen Idec*                              240              16
Genentech*                                540              26
Genzyme*                                  110               6
Georgia Gulf                              100               5
Millipore*                                106               5
Protein Design Labs*                      880              18
                                                   ----------
                                                           96
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.6%
Abbott Laboratories                       130               6
Bristol-Myers Squibb                      830              19
Forest Laboratories*                      310              13
Pfizer                                  1,914              46
Priority Healthcare*                      515              12
Schering-Plough                         1,163              22
                                                   ----------
                                                          118
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.7%
Barr Pharmaceuticals*                     110               5
Eon Labs*                                 480              13
Par Pharmaceutical*                       445              17
Perrigo                                   890              15
Teva Pharmaceutical Industries*         2,860              82
Watson Pharmaceuticals*                   130               4
                                                   ----------
                                                          136
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.9%
Aetna                                     297              38
Pacificare Health Systems*                400              25
Sierra Health Services*                   100               5
UnitedHealth Group                        423              38
WellPoint*                                463              56
                                                   ----------
                                                          162
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.0%
Tenet Healthcare*                         470               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.1%
Genesis HealthCare*                       300              10
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                                 200               6
Lincare Holdings*                         120               5
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.2%
AmerisourceBergen                         502              29
Cardinal Health                           249              14
                                                   ----------
                                                           43
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Alcon                                     270              21
                                                   ----------
                                                           21
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.2%
Accredo Health*                           360       $      11
Caremark Rx*                              620              24
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Respironics*                              150               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.1%
Gilead Sciences*                          510              17
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.0%
VCA Antech*                               200               4
                                                   ----------
                                                            4
                                                   ----------
TOTAL HEALTH CARE (COST $1,035)                         1,082
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.5%
AEROSPACE/DEFENSE -- 0.4%
Boeing                                    262              13
Curtiss-Wright                            100               5
Herley Industries*                        100               2
Lockheed Martin                           120               7
Rockwell Collins                          520              22
Teledyne Technologies*                    515              16
                                                   ----------
                                                           65
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
Alliant Techsystems*                      400              27
Moog*                                     190               8
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
Southwest Airlines                      1,060              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.0%
Wilson Greatbatch Technologies*           160               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.1%
Dycom Industries*                         525              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.2%
Lafarge North America                     400              22
Texas Industries                          100               6
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.0%
Chicago Bridge & Iron                     200               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                               400              21
                                                   ----------
                                                           21
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.6%
Actuant*                                  100      $        5
Brink's                                   665              24
Danaher                                   150               8
ESCO Technologies*                        100               7
General Electric                          550              20
Honeywell International                   362              13
Tyco International                      1,013              37
                                                   ----------
                                                          114
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
Emerson Electric                          407              27
                                                   ----------
                                                           27
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.3%
Flir Systems*                             410              25
Garmin                                    280              15
Tektronix                                 550              16
                                                   ----------
                                                           56
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                       205               6
Engineered Support Systems                100               6
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                               890              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.0%
Briggs & Stratton                         150               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
Clarcor                                   100               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
GOLD MINING -- 0.0%
Royal Gold                                200               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
Stericycle*                               300              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       370              21
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.1%
Thermo Electron*                          570              17
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera - Applied Biosystems Group        260               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
Caterpillar                               299       $      27
Joy Global                                300               8
Terex*                                    500              22
                                                   ----------
                                                           57
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       320              23
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
WCA Waste*                              1,590              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
American Power Conversion               1,384              29
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.1%
Stanley Works                             504              24
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.0%
General Cable*                            565               7
                                                   ----------
                                                            7
                                                   ----------
TOTAL INDUSTRIAL (COST $602)                              641
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 2.2%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group*                        625               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                             250              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Intersections*                            395               6
Quanta Services*                          450               3
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.3%
H&R Block                                 936              45
Paychex                                   210               7
                                                   ----------
                                                           52
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.4%
Affiliated Computer Services*             270              15
Anteon International*                     270               9
Cognizant Technology Solutions*           860              32
DST Systems*                               80               4
Manhattan Associates*                     910              20
                                                   ----------
                                                           80
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.2%
Accenture, Cl A*                          390              10
PDI*                                      155               3
UnitedGlobalCom*                        1,550              15
                                                   ----------
                                                           28
--------------------------------------------------------------------------------


                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.2%
eBay*                                     270      $       22
Monster Worldwide*                        440              14
Napster*                                  385               3
                                                   ----------
                                                           39
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Manpower                                  360              18
Medical Staffing Network Holdings*        865               6
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.0%
RR Donnelley & Sons                        34               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
PRIVATE CORRECTIONS -- 0.0%
Corrections Corp of America*              100               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Aaron Rents                               200               4
Rent-A-Center*                            600              15
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.2%
Parexel International*                    770              19
Pharmaceutical Product Development*       150               6
PRA International*                        500              12
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
SCHOOLS -- 0.3%
Apollo Group*                             480              37
Education Management*                     310              10
Strayer Education                          80               9
                                                   ----------
                                                           56
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.0%
Integrated Alarm Services Group*        1,170               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
Sprint-FON Group*                         145               3
Verizon Communications                    418              15
                                                   ----------
                                                           18
                                                   ----------
TOTAL SERVICES (COST $390)                                399
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 6.8%
APPLICATIONS SOFTWARE -- 0.6%
Citrix Systems*                           210               4
Infosys Technologies                      280              18
Intuit*                                   220               9
Microsoft                               1,705              45
Pinnacle Systems*                         780               3
Quest Software*                           250               4
Satyam Computer Services*                 360               9
Siebel Systems*                           525               5
Wipro ADR                                 520              11
                                                   ----------
                                                          108
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                        Market
Description                            Shares         Value (000)
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 0.0%
webMethods*                             1,120      $        6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.5%
Nextel Communications*                  1,277              37
Nextel Partners*                        1,320              26
NII Holdings*                             420              23
                                                   ----------
                                                           86
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Ansys*                                    200               7
Autodesk                                  580              17
Parametric Technology*                  1,415               8
                                                   ----------
                                                           32
--------------------------------------------------------------------------------
COMPUTERS -- 0.6%
Apple Computer*                            60               5
Dell*                                     660              27
Hewlett-Packard                           850              17
International Business Machines           699              65
                                                   ----------
                                                          114
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.0%
MTS Systems                               250               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.3%
EMC*                                      930              12
Network Appliance*                        730              24
Quantum-DLT & Storage*                  1,725               5
Western Digital*                          665               7
                                                   ----------
                                                           48
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.2%
ChoicePoint*                               50               2
Dun & Bradstreet*                          50               3
MoneyGram International*                  150               3
NAVTEQ*                                   220               8
SEI Investments                           100               4
Veritas Software*                         610              16
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                   190               8
NetIQ*                                    615               7
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.3%
Celestica*                                 55               1
CTS                                       420               6
Flextronics International*                950              13
Jabil Circuit*                            810              19
NAM TAI Electronics                       200               4
Sanmina-SCI*                              895               5
Sypris Solutions                          150               2
                                                   ----------
                                                           50
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.9%
Broadcom*                                 720      $       23
DSP Group*                                130               3
Integrated Silicon Solutions*           1,130               7
Intel                                     670              15
Intersil                                  105               2
MEMC Electronic Materials*              1,250              15
Nvidia*                                 1,155              26
QLogic*                                   880              34
Texas Instruments                       1,019              24
Xilinx                                    380              11
Zoran*                                    480               5
                                                   ----------
                                                          165
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.1%
Adobe Systems                             270              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.3%
Ascential Software*                       310               4
Informatica*                            1,150               9
MicroStrategy*                             40               3
Oracle*                                 1,292              18
Retek*                                    975               6
SAP*                                      360              14
                                                   ----------
                                                           54
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
Fargo Electronics*                        300               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.0%
Vignette*                               1,715               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
Avocent*                                  175               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
TIBCO Software*                         1,260              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.2%
Symantec*                               1,270              30
VeriSign*                                 580              15
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.4%
Cisco Systems*                          3,059              55
Foundry Networks*                         725               8
Juniper Networks*                         390              10
Polycom*                                  545               9
                                                   ----------
                                                           82
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.3%
Canon ADR*                                700              37
Pitney Bowes                              246              11
Xerox*                                    125               2
                                                   ----------
                                                           50
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.3%
Emulex*                                   410      $        7
Integrated Circuit Systems*               130               2
Integrated Device Technology*             985              12
Maxim Integrated Products                 110               4
Taiwan Semiconductor Manufacturing*     2,600              23
                                                   ----------
                                                           48
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
Applied Materials*                        380               6
Brooks Automation*                        345               5
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.0%
Borland Software*                         980               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Adtran                                    100               2
Comtech Telecommunications*                50               1
Comverse Technology*                      850              19
Lucent Technologies*                    1,830               6
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.4%
Amdocs*                                 1,380              41
Telecom Corp of New Zealand             8,922              39
                                                   ----------
                                                           80
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.1%
Macromedia*                               650              22
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.3%
Google*                                    50              10
Yahoo!*                                 1,190              42
                                                   ----------
                                                           52
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.4%
Motorola                                2,428              38
Qualcomm                                  898              34
                                                   ----------
                                                           72
                                                   ----------
TOTAL TECHNOLOGY (COST $1,218)                          1,262
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
AIRLINES -- 0.0%
Skywest                                   265               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
TRANSPORT-AIR FREIGHT -- 0.0%
CNF                                       110               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.2%
CP Ships                                  390               5
General Maritime*                         200               9
Kirby*                                    100               5
Overseas Shipholding Group                400              22
                                                   ----------
                                                           41
--------------------------------------------------------------------------------

                                                     Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.3%
Expeditors International Washington       500       $      28
Offshore Logistics*                       200               6
United Parcel Service                     126              10
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
Celadon Group*                            100               2
JB Hunt Transport Services                650              29
US Xpress Enterprises*                    100               3
                                                   ----------
                                                           34
--------------------------------------------------------------------------------
TRANSPORTATION-RAIL -- 0.2%
Burlington Northern Santa Fe              740              36
                                                   ----------
                                                           36
                                                   ----------
TOTAL TRANSPORTATION (COST $153)                          164
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
ELECTRIC-INTEGRATED -- 0.8%
Alliant Energy                             80               2
Duke Energy                               831              22
Edison International                       37               1
Entergy                                   494              34
MGE Energy                                290              11
OGE Energy                                950              25
Public Service Enterprise Group           100               5
TXU                                       602              42
                                                   ----------
                                                          142
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               100               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.1%
Energen                                   150               9
UGI                                       200               8
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Electric Power                   563              20
                                                   ----------
                                                           20
                                                   ----------
TOTAL UTILITIES (COST $164)                               182
                                                   ----------
TOTAL COMMON STOCK (COST $7,420)                        7,803
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 12.4%
AUSTRALIA -- 1.0%
Australia & New Zealand Banking Group*  3,900              62
BlueScope Steel                         6,200              45
Insurance Australia Group              11,900              60
Macarthur Coal*                           900               3
QBE Insurance Group                     1,600              19
                                                   ----------
TOTAL AUSTRALIA                                           189
                                                   ----------
--------------------------------------------------------------------------------
AUSTRIA -- 0.1%
Andritz*                                  200              16
Telekom Austria                           500               9
                                                   ----------
TOTAL AUSTRIA                                              25
                                                   ----------
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
BELGIUM -- 0.3%
Belgacom                                  200       $       8
Dexia*                                  1,800              40
Euronav*                                  100               3
                                                   ----------
TOTAL BELGIUM                                              51
                                                   ----------
--------------------------------------------------------------------------------
BERMUDA -- 0.1%
Renaissancere Holdings                    500              25
                                                   ----------
TOTAL BERMUDA                                              25
                                                   ----------
--------------------------------------------------------------------------------
BRAZIL -- 0.2%
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar ADR*                     700              16
Tele Norte Leste Participacoes ADR*     1,000              14
                                                   ----------
TOTAL BRAZIL                                               30
                                                   ----------
--------------------------------------------------------------------------------
CANADA -- 0.9%
Canadian Natural Resource                 100               4
Dofasco*                                  100               3
Encana                                    481              29
Goldcorp                                1,000              14
Metro*                                    100               2
Penn West Petroleum*                      600              39
PetroKazakhstan, Cl A                     850              32
Precision Drilling*                       400              27
QLT*                                      600              10
Telesystem International Wireless*        600               9
                                                   ----------
TOTAL CANADA                                              169
                                                   ----------
--------------------------------------------------------------------------------
CHINA -- 0.1%
China Telecom ADR                         700              26
                                                   ----------
TOTAL CHINA                                                26
                                                   ----------
--------------------------------------------------------------------------------
DENMARK -- 0.0%
DSV*                                       37               3
                                                   ----------
TOTAL DENMARK                                               3
                                                   ----------
--------------------------------------------------------------------------------
FINLAND -- 0.0%
Rautaruukki*                              800               8
                                                   ----------
TOTAL FINLAND                                               8
                                                   ----------
--------------------------------------------------------------------------------
FRANCE -- 0.6%
BNP Paribas*                              800              58
France Telecom*                           600              19
Lafarge*                                   70               7
Societe Generale*                         215              21
TOTAL*                                     31               7
                                                   ----------
TOTAL FRANCE                                              112
                                                   ----------
--------------------------------------------------------------------------------
GERMANY -- 0.8%
Adidas-Salomon                             46               7
Allianz*                                  161              19
Balda*                                    129               1
BASF*                                     211              14
Continental*                              529              37
E.ON*                                     155              14
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
Muenchener Rueckversicherungs*            109       $      13
Schering*                                 680              46
                                                   ----------
TOTAL GERMANY                                             151
                                                   ----------
--------------------------------------------------------------------------------
HONG KONG -- 0.0%
Orient Overseas International           2,000               7
                                                   ----------
TOTAL HONG KONG                                             7
                                                   ----------
--------------------------------------------------------------------------------
INDIA -- 0.2%
ICICI Bank ADR*                           400               8
Reliance Industries GDR*                  800              20
Tata Motors ADR*                        1,400              16
                                                   ----------
TOTAL INDIA                                                44
                                                   ----------
--------------------------------------------------------------------------------
INDONESIA -- 0.1%
Telekomunikasi Indonesia ADR              700              15
                                                   ----------
TOTAL INDONESIA                                            15
                                                   ----------
--------------------------------------------------------------------------------
ITALY -- 0.2%
Banca Intesa*                           5,400              25
Impregilo*                             15,500               8
                                                   ----------
TOTAL ITALY                                                33
                                                   ----------
--------------------------------------------------------------------------------
JAPAN -- 2.1%
Bosch Auto Systems*                        34              --
JFE Holdings                              300               8
Kawasaki Kisen Kaisha                   8,700              59
Mitsubishi                              1,700              20
Mitsui OSK Lines                        9,500              59
Mitsui Trust Holdings                   1,000              11
Nippon Steel                           23,500              57
Nippon Yusen Kabushiki Kaisha           8,000              45
Point                                     300              10
Santen Pharmaceutical                     500              11
Seiko Epson                             1,000              42
Sumisho Auto Leasing*                     200               9
Toshiba TEC*                            2,000               9
Toyota Tsusho*                          3,000              47
                                                   ----------
TOTAL JAPAN                                               387
                                                   ----------
--------------------------------------------------------------------------------
MEXICO -- 0.2%
America Movil ADR*                        200              11
Walmart de Mexico ADR                     500              17
                                                   ----------
TOTAL MEXICO                                               28
                                                   ----------
--------------------------------------------------------------------------------
MOROCCO -- 0.1%
Maroc Telecom*                          2,400              24
                                                   ----------
TOTAL MOROCCO                                              24
                                                   ----------
--------------------------------------------------------------------------------
NETHERLANDS -- 0.5%
CNH Global                                750              14
DSM*                                      100               6
ING Groep*                              2,200              63
TPG*                                      600              17
                                                   ----------
TOTAL NETHERLANDS                                         100
                                                   ----------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.3%
Fletcher Building                      10,700              50
                                                   ----------
TOTAL NEW ZEALAND                                          50
                                                   ----------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
NORWAY -- 0.2%
Statoil*                                2,800      $       43
                                                   ----------
TOTAL NORWAY                                               43
                                                   ----------
--------------------------------------------------------------------------------
PERU -- 0.1%
Cia de Minas Buenaventura*                600              13
                                                   ----------
TOTAL PERU                                                 13
                                                   ----------
--------------------------------------------------------------------------------
RUSSIA -- 0.1%
Mobile Telesystems*                       700              25
                                                   ----------
TOTAL RUSSIA                                               25
                                                   ----------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.2%
ABSA Group ADR                            600              15
AngloGold ADR                             400              13
                                                   ----------
TOTAL SOUTH AFRICA                                         28
                                                   ----------
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.1%
POSCO ADR*                                300              13
                                                   ----------
TOTAL SOUTH KOREA                                          13
                                                   ----------
--------------------------------------------------------------------------------
SPAIN -- 0.4%
Banco Bilbao Vizcaya Argentaria         2,560              43
Telefonica*                             1,200              22
                                                   ----------
TOTAL SPAIN                                                65
                                                   ----------
--------------------------------------------------------------------------------
SWEDEN -- 0.3%
TeliaSonera                            10,500              60
                                                   ----------
TOTAL SWEDEN                                               60
                                                   ----------
--------------------------------------------------------------------------------
SWITZERLAND -- 0.7%
Credit Suisse Group*                    1,650              66
Xstrata                                   900              16
Zurich Financial Services*                240              40
                                                   ----------
TOTAL SWITZERLAND                                         122
                                                   ----------
--------------------------------------------------------------------------------
THAILAND -- 0.3%
Advanced Info Services ADR              6,000              17
Shin ADR                                7,000              32
                                                   ----------
TOTAL THAILAND                                             49
                                                   ----------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.2%
Alliance Unichem                        2,200              31
AstraZeneca*                              700              26
Aviva                                     300               3
Corus Group*                           15,800              16
HBOS*                                   3,600              57
HSBC Holdings*                          2,400              40
Imperial Tobacco Group ADR                618              33
International Power*                    7,500              24
Next                                      610              18
Royal Bank of Scotland Group*           1,825              61
SABMiller                               3,000              46
Shell Transport & Trading*              1,500              13
Shire Pharmaceuticals Group*              400               5
Tesco                                   2,100              12
Ultra Electronics Holdings*               700              10
William Hill                              900              10
                                                   ----------
TOTAL UNITED KINGDOM                                      405
                                                   ----------
TOTAL FOREIGN COMMON STOCK (COST $2,189)                2,300
                                                   ----------
--------------------------------------------------------------------------------


                                      Shares/Face    Market
Description                          Amount (000)  Value (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.1%
GERMANY -- 0.1%
Porsche*                                   21       $      14
                                                   ----------
TOTAL GERMANY                                              14
                                                   ----------
TOTAL FOREIGN PREFERRED STOCK (COST $14)                   14
                                                   ----------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.3%
SPDR Trust Series 1*                      460              54
                                                   ----------
TOTAL INVESTMENT COMPANY (COST $52)                        54
                                                   ----------
--------------------------------------------------------------------------------
RESIDENTIAL MORTGAGES-AGENCIES -- 9.5%
Federal Home Loan Mortgage
   Corporation 15 year
   5.500%, 09/01/19                      $100             103
Federal Home Loan Mortgage
   Corporation 30 year
   6.000%, 08/01/29                        48              50
   5.500%, 10/01/34                       119             121
   5.500%, 01/01/35                        50              51
   5.500%, 02/01/35                       280             286
Federal National Mortgage
   Association 15 year
   5.000%, 10/01/19                       150             152
Federal National Mortgage
   Association 30 year
   6.500%, 08/01/34                        43              45
   6.500%, 10/01/34                        68              71
   5.500%, 10/01/34                        45              46
   5.000%, 11/01/33                       122             122
Federal National Mortgage
   Association TBA
   6.000%, 02/01/35                       585             604
Government National Mortgage
   Association 30 year
   6.000%, 12/15/34                        50              52
   5.500%, 01/20/35                        50              51
                                                   ----------
TOTAL RESIDENTIAL MORTGAGES-AGENCIES (COST $1,754)      1,754
                                                   ----------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.8%
HOME EQUITY LOANS -- 0.8%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                        30              30
GE Capital Commercial Mortgage,
   Ser 2004-C3, Cl A3
   4.865%, 07/10/39                        45              46
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 11/12/39                        45              45
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                        35              35
                                                   ----------
                                                          156
                                                   ----------
TOTAL ASSET-BACKED SECURITIES (COST $157)                 156
                                                   ----------
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                          OM ASSET ALLOCATION BALANCED PORTFOLIO

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.0%
Advanta Capital Trust, Ser B
   8.990%, 12/17/26                      $ 20        $     19
Allegheny Energy Supply 144A
   8.250%, 04/15/12                        22              24
ALROSA Finance 144A
   8.875%, 11/17/14                        20              21
American General Finance, Ser G MTN
   5.375%, 09/01/09                        15              16
Ames True Temper 144A (C)
   6.640%, 01/15/12                        20              19
Amgen 144A
   4.000%, 11/18/09                        15              15
Appalachian Power, Ser H
   5.950%, 05/15/33                        20              21
Assurant
   5.625%, 02/15/14                        15              16
AT&T Wireless Services
   8.750%, 03/01/31                        25              34
   8.125%, 05/01/12                        10              12
Bank One
   5.900%, 11/15/11                        35              38
Baxter International
   5.250%, 05/01/07                        35              36
BCP Caylux Holdings 144A
   9.625%, 06/15/14                        22              24
Bombardier 144A
   6.300%, 05/01/14                        15              13
Broder Brothers
   11.250%, 10/15/10                       17              18
Broder Brothers 144A
   11.250%, 10/15/10                       10              11
Capital One Bank
   5.750%, 09/15/10                        10              11
Carnival
   3.750%, 11/15/07                        35              35
Caterpillar Finance Services, Ser F MTN
   3.700%, 08/15/08                        45              45
City Telecom 144A
   8.750%, 02/01/15                        20              21
Comcast
   7.625%, 02/15/08                        15              16
   5.500%, 03/15/11                        15              16
ConAgra Foods
   7.125%, 10/01/26                        20              24
Consolidated Natural Gas
   6.875%, 10/15/26                        20              24
Countrywide Home Loan MTN
   3.250%, 05/21/08                        30              29
DaimlerChrysler
   4.750%, 01/15/08                        15              15
Dominion Resources
   5.000%, 03/15/13                        15              15
Douglas Dynamic 144A
   7.750%, 01/15/12                        23              23
Echostar 144A
   6.625%, 10/01/14                        22              22
Fidelity National Financial
   7.300%, 08/15/11                        25              27
Ford Motor Credit
   6.500%, 01/25/07                        10              10
--------------------------------------------------------------------------------


                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FPL Group Capital
   4.086%, 02/16/07                      $ 10        $     10
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        45              51
General Motors
   8.375%, 07/15/33                        10              10
General Motors Acceptance
   6.125%, 08/28/07                        10              10
Hewlett-Packard
   5.750%, 12/15/06                        30              31
Household Finance
   6.375%, 11/27/12                        25              28
Intelsat Bermuda 144A (C)
   7.794%, 01/15/12                        30              31
John Deere Capital, Ser D MTN
   4.125%, 01/15/10                        45              45
Kerr-McGee
   5.875%, 09/15/06                        30              31
Leslie's Poolmart 144A
   7.750%, 02/01/13                        15              15
Marathon Oil
   5.375%, 06/01/07                        25              26
Merrill Lynch, Ser C MTN
   5.000%, 01/15/15                        40              40
MGM Mirage
   5.875%, 02/27/14                        22              22
Midamerican Energy Holdings
   5.875%, 10/01/12                        15              16
   3.500%, 05/15/08                        25              24
Morgan Stanley
   4.000%, 01/15/10                        35              35
Motorola
   4.608%, 11/16/07                        55              56
Neenah Paper 144A
   7.375%, 11/15/14                        30              30
Norfolk Southern
   7.050%, 05/01/37                        35              43
Ocean Energy
   4.375%, 10/01/07                        30              30
Prudential Financial MTN
   3.750%, 05/01/08                        10              10
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        10              10
PSE&G Power
   6.950%, 06/01/12                        20              23
Qwest 144A
   9.125%, 03/15/12                        22              25
Reed Elsevier Capital
   6.125%, 08/01/06                        50              52
Rogers Cable 144A
   6.750%, 03/15/15                        30              31
Rogers Wireless 144A
   8.000%, 12/15/12                        30              32
Schering-Plough
   6.500%, 12/01/33                        25              29
SLM, Ser A MTN
   3.950%, 08/15/08                        20              20
Solo Cup
   8.500%, 02/15/14                        22              22
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OM ASSET ALLOCATION BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Southern Capital Funding, Ser A
   5.300%, 02/01/07                      $ 20        $     21
Sprint Capital
   6.000%, 01/15/07                        25              26
STATS ChipPAC 144A
   6.750%, 11/15/11                        25              24
Time Warner
   7.625%, 04/15/31                        35              43
Universal City Florida Holdings 144A (C)
   7.200%, 05/01/10                        30              31
Univision Communications
   3.875%, 10/15/08                        25              25
Uno Restaurants 144A
   10.000%, 02/15/11                       25              25
Verizon Communications
   6.360%, 04/15/06                        25              26
Verizon Wireless Capital
   5.375%, 12/15/06                        30              31
Washington Mutual Financial
   6.875%, 05/15/11                        20              23
Wellpoint 144A
   5.000%, 12/15/14                        15              15
   3.750%, 12/14/07                        15              15
Weyerhaeuser
   5.950%, 11/01/08                        20              21
Wyeth
   5.500%, 02/01/14                        15              16
Xcel Energy
   7.000%, 12/01/10                        25              28
                                                   ----------
TOTAL CORPORATE BONDS (COST $1,867)                     1,878
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN BOND -- 0.1%
United Mexican States, Ser A MTN
   7.500%, 04/08/33                        25              28
                                                   ----------
TOTAL FOREIGN BOND (COST $26)                              28
                                                   ----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS -- 3.8%
Federal Home Loan Mortgage Corporation
   5.875%, 03/21/11                        30              32
Federal National Mortgage Association
   5.125%, 01/02/14                        35              36
   2.330%, 02/09/05 (C)                    39              39
   2.250%, 02/10/05 (C)                   600             600
                                                   ----------
TOTAL U.S. GOVERNMENT BONDS (COST $707)                   707
                                                   ----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.6% U.S. Treasury Bills (B)
   2.215%, 04/07/05                       722             719
U.S. Treasury Bonds
   7.500%, 11/15/16                        20              26
   5.375%, 02/15/31                       100             112
   3.375%, 09/15/09                       135             133
U.S. Treasury Notes
   5.750%, 08/15/10                       110             121
   4.625%, 05/15/06                       160             163
   4.250%, 08/15/14                       145             146
                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,412)           1,420
                                                   ----------
--------------------------------------------------------------------------------


                                       Face           Market
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.7%
Deutsche Bank 2.480%, dated
   01/31/05, to be repurchased on
   02/01/05, repurchase price
   $2,542,883 (collateralized by
   U.S. Government obligations,
   ranging in par value $350,000-
   $1,740,000, 2.520% (C) -5.875%,
   03/09/05-05/03/19; total
   market value $2,593,587)(A)      $2,543         $    2,543
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $2,543)                2,543
                                                   ----------
TOTAL INVESTMENTS (100.6%) (COST $18,141)          $   18,657
                                                   ----------
PERCENTAGES ARE BASED ON NET ASSETS OF $18,552,794.

* Non-income producing security.
(A)-- Tri-party repurchase agreement
(B) -- Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C) -- Variable rate security. The rate reported is the rate as of January 31, 2005.
144A -- Security exempt from registration under Rule 144A of the Securities
Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $467,000, representing
2.5% of net assets of the Fund.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium-Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt
TBA -- Security traded under delayed delivery commitments settling after January 31, 2005. Income on this security will not be earned until settlement date. Amounts designated as "--" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                       OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 55.1%
BASIC MATERIALS -- 1.7%
AGRICULTURAL CHEMICALS -- 0.1%
Agrium                                    250      $        4
Potash Corporation of Saskatchewan         60               5
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.0%
USG*                                      100               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.9%
Dow Chemical                              879              44
Lyondell Chemical                         448              13
Olin                                    2,040              45
                                                   ----------
                                                          102
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.2%
Eastman Chemical                           80               5
Great Lakes Chemical                      535              14
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
COAL -- 0.0%
Peabody Energy                             60               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.0%
Crown Holdings*                           200               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.1%
Air Products & Chemicals                   80               5
Airgas                                    150               3
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                               60               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.2%
International Paper                       206               8
Neenah Paper*                             465              15
Schweitzer-Mauduit International           50               1
Temple-Inland                              30               2
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
Nucor                                     100               6
Schnitzer Steel Industries                100               3
                                                   ----------
                                                            9
                                                   ----------
TOTAL BASIC MATERIALS (COST $ 181)                        190
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 8.5%
APPAREL MANUFACTURERS -- 0.3%
Carter's*                                 320              12
Coach*                                    290              16
Polo Ralph Lauren                          50               2
                                                   ----------
                                                           30
--------------------------------------------------------------------------------





                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

ATHLETIC FOOTWEAR -- 0.1%
Nike                                      130      $       11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.2%
Harman International Industries           180              22
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.1%
BorgWarner                                140               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.0%
Citadel Broadcasting*                     350               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
Centex                                    132               8
DR Horton                                 300              12
Lennar                                     80               4
Orleans Homebuilders*                     475               9
Pulte Homes                               175              12
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
CABLE TV -- 0.5%
Comcast*                                   69               2
EchoStar Communications*                   80               3
Insight Communications*                 1,650              17
Mediacom Communications*                5,415              32
                                                   ----------
                                                           54
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.4%
Harrah's Entertainment                    100               6
International Game Technology             560              17
MGM Mirage*                               180              13
Scientific Games*                         300               8
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
CRUISE LINES -- 0.4%
Carnival                                  702              40
Royal Caribbean Cruises                   180              10
                                                   ----------
                                                           50
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.0%
Nuco2*                                     50               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Activision*                               480              11
Electronic Arts*                          270              18
THQ*                                      150               3
                                                   ----------
                                                           32
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.5%
Fairmont Hotels & Resorts                  30               1
Jameson Inns*                          10,535              19
Lodgian*                                  735               9
Marriott International                    100               6
Starwood Hotels & Resorts Worldwide       346              20
                                                   ----------
                                                           55
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.0%
Brunswick                                 100      $        5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                            30               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.7%
Entravision Communications*             3,370              27
EW Scripps                                100               4
Time Warner*                              440               8
Walt Disney                             1,571              45
                                                   ----------
                                                           84
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.3%
Scholastic*                             1,030              35
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.3%
Journal Register*                       1,020              19
New York Times                            130               5
Tribune                                   130               5
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.2%
Reader's Digest Association             1,505              24
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
RADIO -- 0.8%
Cumulus Media*                            845              12
Emmis Communications*                   1,455              25
Radio One*                              1,140              18
Spanish Broadcasting System*            2,810              29
Westwood One*                             165               4
                                                   ----------
                                                           88
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.2%
Charming Shoppes*                         500               4
Childrens Place*                          200               8
JOS A Bank Clothiers*                     100               3
Too*                                      270               7
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                           250               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.3%
Autozone*                                 413              37
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.1%
Bed Bath & Beyond*                        280              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.2%
Lowe's                                    340              19
                                                   ----------
                                                           19
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.1%
Best Buy                                  110      $        6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.0%
7-Eleven*                                 200               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.5%
Costco Wholesale                          130               6
Dollar General                            459               9
Family Dollar Stores                      210               7
Target                                    240              12
Wal-Mart Stores                           388              21
                                                   ----------
                                                           55
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.2%
CVS                                       190               9
Walgreen                                  290              12
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   140               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
JC Penney                                 392              17
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.2%
OfficeMax                                 270               8
Staples                                   510              17
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International                100               3
Ezcorp*                                   150               3
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.1%
Petco Animal Supplies*                    190               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.0%
World Fuel Services                       100               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
Kohl's*                                    50               2
Neiman-Marcus Group                       100               7
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
O'Charleys*                               100               2
Starbucks*                                200              11
Wendy's International                     424              16
                                                   ----------
                                                           29
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

ETAIL-VIDEO RENTAL -- 0.1%
Blockbuster                             1,640      $       15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
TELEVISION -- 0.2%
Sinclair Broadcast Group                1,630              13
Univision Communications*                 150               4
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
THEATERS -- 0.0%
Carmike Cinemas                           100               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
TOYS -- 0.1%
Mattel*                                   795              15
                                                   ----------
                                                           15
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $ 919)                      961
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.3%
AGRICULTURAL OPERATIONS -- 0.3%
Delta & Pine Land                         455              13
Monsanto                                   50               3
Tejon Ranch*                              290              13
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.1%
PepsiCo                                   214              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
Fossil, Cl A*                             150               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 0.7%
Avon Products                             280              12
Colgate-Palmolive                         101               5
Estee Lauder                              170               8
Gillette                                  208              10
Procter & Gamble                          860              46
                                                   ----------
                                                           81
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.1%
Dean Foods*                               427              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.2%
Archer-Daniels-Midland                    852              21
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                         250               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.2%
ConAgra Foods                             451              13
HJ Heinz                                  159               6
                                                   ----------
                                                           19
--------------------------------------------------------------------------------


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
Sysco                                     140      $        5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
POULTRY -- 0.1%
Pilgrim's Pride                           150               5
Sanderson Farms                           100               5
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
TOBACCO -- 0.5%
Altria Group                              519              33
UST                                       469              24
                                                   ----------
                                                           57
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $ 245)                  259
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 3.9%
OIL & GAS DRILLING -- 0.4%
Atwood Oceanics*                          100               6
ENSCO International                       180               6
GlobalSantaFe                             210               7
Nabors Industries*                         30               2
Patterson-UTI Energy                      180               4
Pride International*                      215               5
Rowan*                                    190               5
Todco*                                    210               4
Transocean*                               175               8
                                                   ----------
                                                           47
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.8%
Berry Petroleum                           100               5
Cimarex Energy*                           150               5
Houston Exploration*                       50               3
Magnum Hunter Resources*                  300               4
Meridian Resource*                      1,465               8
Murphy Oil                                100               9
Newfield Exploration*                     100               6
Noble Energy                               10               1
Penn Virginia                             100               4
Pogo Producing                            130               5
Range Resources                           310               7
Stone Energy*                             180               8
Unit*                                     100               4
Vintage Petroleum                         455              11
XTO Energy                                383              14
                                                   ----------
                                                           94
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 1.4%
BP*                                       456              27
ChevronTexaco                             334              18
ConocoPhillips                            856              80
Occidental Petroleum                      567              33
                                                   ----------
                                                          158
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
Lone Star Technologies*                   320              13
Maverick Tube*                            100               4
National-Oilwell*                         100               4
Smith International*                       40               2
                                                   ----------
                                                           23

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

IL REFINING & MARKETING -- 0.4%
Frontier Oil                              330      $        9
Giant Industries*                         100               3
Tesoro*                                   150               5
Valero Energy                             510              27
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
BJ Services                                50               2
Cal Dive International*                   270              12
Core Laboratories*                        440               9
Schlumberger                              160              11
Tidewater                                 130               5
W-H Energy Services*                      445              10
Weatherford International*                 30               2
                                                   ----------
                                                           51
--------------------------------------------------------------------------------
PIPELINES -- 0.2%
El Paso*                                  640               7
National Fuel Gas                         200               6
Questar                                   200              10
Williams                                  200               3
                                                   ----------
                                                           26
                                                   ----------
TOTAL ENERGY (COST $ 416)                                 443
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 13.5%
COMMERCIAL BANKS-CENTRAL US -- 0.1%
Texas Regional Bancshares                 100               3
Wintrust Financial                        100               6
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.2%
Commerce Bancorp                          120               7
Signature Bank*                           390              12
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.3%
Colonial BancGroup                        350               7
GB&T Bancshares                           475              12
Oriental Financial Group                  220               6
Popular                                   200               5
                                                   ----------
                                                           30
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.1%
CVB Financial                             187               4
Hanmi Financial                           100               3
UCBH Holdings                             180               8
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.0%
Investors Financial Services               30               2
State Street                               30               1
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.7%
Asta Funding                              100               3
Collegiate Funding Services LLC*        2,295              34
Portfolio Recovery Associates*            485              20
SLM                                       476              24
World Acceptance*                         100               3
                                                   ----------
                                                           84
--------------------------------------------------------------------------------


                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

FINANCE-CREDIT CARD -- 0.3%
Capital One Financial                      40      $        3
MBNA                                      673              18
Metris*                                   970              12
Providian Financial*                      265               4
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.2%
Citigroup                               1,204              59
Friedman Billings Ramsey Group            370               7
Goldman Sachs Group                       190              21
JPMorgan Chase                            247               9
Lehman Brothers Holdings                  294              27
Merrill Lynch                             131               8
                                                   ----------
                                                          131
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
Countrywide Credit Industry             1,707              63
                                                   ----------
                                                           63
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.3%
Asset Acceptance Capital*                 865              18
MarketAxess Holdings*                     855              12
                                                   ----------
                                                           30
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
MGIC Investment                           256              16
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.4%
Brown & Brown                             200               9
Hilb Rogal & Hobbs                        445              16
USI Holdings*                           1,450              16
                                                   ----------
                                                           41
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/
ADVISORY SERVICES -- 0.3%
Affiliated Managers Group*                270              17
Federated Investors                       210               6
Franklin Resources                         55               4
GFI Group*                                220               6
                                                   ----------
                                                           33
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.4%
Ceres Group*                              300               2
Cigna                                     228              18
KMG America*                            1,695              19
Lincoln National                           90               4
                                                   ----------
                                                           43
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.6%
Allmerica Financial*                      330              11
Allstate                                  524              26
American International Group              110               7
Assurant                                   90               3
Cincinnati Financial                      140               6
Hartford Financial Services Group         262              18
                                                   ----------
                                                           71
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
            As of January 31, 2005 (UNAUDITED)As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

PROPERTY/CASUALTY INSURANCE -- 0.8%
Ace Limited*                              312      $       14
Bristol West Holdings*                    610              12
EMC Insurance Group                       735              15
Fidelity National Financial               100               5
FPIC Insurance Group*                     100               3
Philadelphia Consolidated Holding*         50               3
PMA Capital*                              400               4
Safeco                                    150               7
Selective Insurance Group                 100               4
XL Capital, Cl A                          324              24
                                                   ----------
                                                           91
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
CB Richard Ellis Group*                   715              25
Jones Lang LaSalle*                       100               3
Trammell Crow*                            520               9
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
Brookfield Properties                     315              11
St. Joe                                    70               5
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
REINSURANCE -- 0.4%
Aspen Insurance Holdings*                 130               4
Axis Capital Holdings                     295               8
Odyssey Re Holdings                       405              10
PartnerRe                                  80               5
PXRE Group                                855              22
                                                   ----------
                                                           49
--------------------------------------------------------------------------------
REITS -- 0.3%
Ashford Hospitality Trust                 790               8
Eastgroup Properties                      100               3
Equity Lifestyle Properties               117               4
Equity One                                180               4
HRPT Properties Trust                     498               6
Prentiss Properties Trust                 110               4
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.6%
AvalonBay Communities                     146              10
BRE Properties                            253               9
Equity Residential                        635              20
GMH Communities Trust*                    319               4
Home Properties of New York               208               8
United Dominion Realty Trust              474              11
                                                   ----------
                                                           62
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.0%
Correctional Properties Trust              50               1
Washington Real Estate
   Investment Trust                        46               2
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.6%
Host Marriott*                          1,177              19
LaSalle Hotel Properties                  368              11
REITS-HOTELS -- CONTINUED
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

Meristar Hospitality*                   4,930      $       38
Strategic Hotel Capital*                  195               3
                                                   ----------
                                                           71
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.2%
HomeBanc*                               2,585              24
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.1%
Alexandria Real Estate Equities           113               7
American Financial Realty Trust           435               7
Arden Realty                              170               6
BioMed Realty Trust*                      216               4
Boston Properties                         406              23
Capital Automotive                        267               9
Colonial Properties Trust                 121               4
Corporate Office Properties Trust         100               3
Duke Realty                               311              10
Lexington Corporate Properties Trust      318               7
Liberty Property Trust                    178               7
Mack-Cali Realty                          170               7
Parkway Properties                         50               2
PS Business Parks                         202               9
Vornado Realty Trust                      348              24
                                                   ----------
                                                          129
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.4%
CBL & Associates Properties               168              12
Simon Property Group                      590              35
                                                   ----------
                                                           47
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.5%
Developers Diversified Realty             292              11
Pan Pacific Retail Properties             248              14
Realty Income                              76               2
Regency Centers                           320              16
Tanger Factory Outlet Centers             219               5
Weingarten Realty Investors               160               6
                                                   ----------
                                                           54
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.2%
Public Storage                            320              17
U-Store-It Trust*                         233               4
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
Catellus Development                      200               5
Prologis                                  304              12
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.2%
Franklin Bank*                          1,075              19
                                                   ----------
                                                           19
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.2%
Dime Community Bancshares                 150               2
NewAlliance Bancshares*                   935              14
WSFS Financial                             50               3
                                                   ----------
                                                           19
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

S&L/THRIFTS-SOUTHERN US -- 0.1%
BankAtlantic Bancorp                      610      $       12
Ocwen Financial*                          200               1
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                        250               6
Washington Mutual                         741              30
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.4%
Bank of America                         1,855              86
PNC Financial Services Group              242              13
Wachovia                                  556              30
Wells Fargo                               484              30
                                                   ----------
                                                          159
                                                   ----------
TOTAL FINANCIAL (COST $ 1,475)                          1,521
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 7.1%
DENTAL SUPPLIES & EQUIPMENT -- 0.1%
Dentsply International                    150               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    270               7
Gen-Probe*                                 80               4
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                    30               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
ICU Medical*                              335               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 0.1%
Hillenbrand Industries                     30               2
Kinetic Concepts*                          90               6
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.5%
Boston Scientific*                        410              14
Guidant                                   356              26
St. Jude Medical*                         470              18
                                                   ----------
                                                           58
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.1%
Covance*                                  150               6
Quest Diagnostics                          70               7
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.5%
Baxter International                      645              22
Becton Dickinson                           90               5
Cooper                                    100               8
Henry Schein*                              65               4
Inamed*                                   110               8


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- CONTINUED
Johnson & Johnson                       1,238      $       80
Stryker                                   180               9
Varian Medical Systems*                   250               9
Zimmer Holdings*                          340              27
                                                   ----------
                                                          172
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Amgen*                                    180              11
Applera - Celera Genomics Group*          735              10
Bio-Rad Laboratories*                      50               3
Biogen Idec*                              260              17
Genentech*                                330              16
Genzyme*                                   90               5
Georgia Gulf                               50               2
Millipore*                                 46               2
Protein Design Labs*                      425               9
                                                   ----------
                                                           75
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.9%
Abbott Laboratories                       170               8
Bristol-Myers Squibb                      630              15
Forest Laboratories*                       80               3
Pfizer                                  1,300              31
Priority Healthcare*                      685              16
Schering-Plough                           882              16
Wyeth                                     348              14
                                                   ----------
                                                          103
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.1%
Barr Pharmaceuticals*                     130               6
Eon Labs*                                 645              17
Par Pharmaceutical*                       560              21
Perrigo                                 1,130              19
Teva Pharmaceutical Industries ADR*     2,000              57
Watson Pharmaceuticals*                   150               5
                                                   ----------
                                                          125
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.8%
Aetna                                     200              25
Pacificare Health Systems*                100               6
Sierra Health Services*                    50               3
UnitedHealth Group                        200              18
WellPoint*                                332              40
                                                   ----------
                                                           92
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.0%
Tenet Healthcare*                         510               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.1%
Genesis HealthCare*                       345              12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                                 100               3
Lincare Holdings*                         135               6
                                                   ----------
                                                            9
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

EDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.4%
AmerisourceBergen                         552      $       32
Cardinal Health                           152               9
                                                   ----------
                                                           41
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Alcon                                     170              13
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.3%
Accredo Health*                           435              13
Caremark Rx*                              420              16
                                                   ----------
                                                           29
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.0%
Respironics*                              100               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.1%
Gilead Sciences*                          330              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.0%
VCA Antech*                               200               4
                                                   ----------
                                                            4
                                                   ----------
TOTAL HEALTH CARE (COST $ 780)                            805
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.1%
AEROSPACE/DEFENSE -- 0.4%
Boeing                                    199              10
Curtiss-Wright                             50               3
Herley Industries*                        100               2
Lockheed Martin                           130               7
Rockwell Collins                          200               9
Teledyne Technologies*                    645              19
                                                   ----------
                                                           50
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
Alliant Techsystems*                      180              12
Moog*                                     245              11
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
Southwest Airlines                        450               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.0%
Wilson Greatbatch Technologies*           230               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.2%
Dycom Industries*                         735              20
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
Lafarge North America                     100               5
Texas Industries                           50               3
                                                   ----------
                                                            8
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

BUILDING-HEAVY CONSTRUCTION -- 0.0%
Chicago Bridge & Iron                     150      $        6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.0%
Sealed Air*                               100               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.9%
Actuant*                                  100               5
Brink's                                   835              29
Danaher                                   160               9
ESCO Technologies*                         50               4
General Electric                          600              22
Honeywell International                   275              10
Tyco International                        717              26
                                                   ----------
                                                          105
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
Emerson Electric                          309              21
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.2%
Flir Systems*                             230              14
Garmin                                    120               6
Tektronix                                 230               7
                                                   ----------
                                                           27
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.2%
EDO                                       280               9
Engineered Support Systems                100               6
L-3 Communications Holdings                47               3
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.2%
Shaw Group*                             1,085              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.1%
Briggs & Stratton                         100               4
Cummins                                    77               6
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
Clarcor                                    50               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
GOLD MINING -- 0.0%
Royal Gold                                100               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
Stericycle*                               130               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.1%
Rockwell Automation                       160               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

 OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

NSTRUMENTS-CONTROLS -- 0.1%
Thermo Electron*                          240      $        7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera - Applied Biosystems Group        300               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
Caterpillar                               236              21
Joy Global                                225               6
Terex*                                    150               7
                                                   ----------
                                                           34
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       140              10
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
WCA Waste*                              2,075              20
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Power Conversion                 769              16
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.2%
Stanley Works                             382              18
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                            845              10
                                                   ----------
                                                           10
                                                   ----------
TOTAL INDUSTRIAL (COST $ 442)                             463
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 2.6%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group*                        675               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                             110               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Intersections*                            575               9
Quanta Services*                          570               4
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.2%
H&R Block                                 466              22
Paychex                                    50               2
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.4%
Affiliated Computer Services*             110               6
Anteon International*                     110               4
Cognizant Technology Solutions*           280              11
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

COMPUTER SERVICES -- CONTINUED
DST Systems*                               80      $        4
Manhattan Associates*                   1,165              25
                                                   ----------
                                                           50
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.2%
Accenture, Cl A*                          430              11
PDI*                                      220               4
UnitedGlobalCom*                          660               7
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.3%
eBay*                                     320              26
Monster Worldwide*                        230               7
Napster*                                  520               5
                                                   ----------
                                                           38
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Manpower                                  150               7
Medical Staffing Network Holdings*      1,155               8
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.0%
RR Donnelley & Sons                        32               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Aaron Rents                               200               4
Rent-A-Center*                            150               4
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.4%
Parexel International*                    920              22
Pharmaceutical Product Development*       100               4
PRA International*                        625              15
                                                   ----------
                                                           41
--------------------------------------------------------------------------------
SCHOOLS -- 0.3%
Apollo Group*                             330              26
Education Management*                     130               4
Strayer Education                          30               3
                                                   ----------
                                                           33
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.1%
Integrated Alarm Services Group*        1,620               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.2%
SBC Communications                        408              10
Sprint-FON Group*                         124               3
Verizon Communications                    318              11
                                                   ----------
                                                           24
                                                   ----------
TOTAL SERVICES (COST $ 294)                               294
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.2%
APPLICATIONS SOFTWARE -- 1.0%
Citrix Systems*                           240               5
Infosys Technologies                      340              23
Intuit*                                   245              10
Microsoft                               1,333              35
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                        Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- CONTINUED
Pinnacle Systems*                       1,265      $        5
Quest Software*                           315               5
Satyam Computer Services*                 425              10
Siebel Systems*                           615               5
Wipro ADR                                 630              14
                                                   ----------
                                                          112
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 0.1%
webMethods*                             2,000              12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.4%
Nextel Communications*                    936              27
Nextel Partners*                          560              11
NII Holdings*                             180              10
                                                   ----------
                                                           48
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.3%
Ansys*                                    100               3
Autodesk                                  700              21
Parametric Technology*                  1,910              11
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
COMPUTERS -- 0.9%
Apple Computer*                           115               9
Dell*                                     501              21
Hewlett-Packard                           584              11
International Business Machines           602              56
                                                   ----------
                                                           97
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.0%
MTS Systems                               150               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.4%
EMC*                                      940              12
Network Appliance*                        510              16
Quantum-DLT & Storage*                  2,370               7
Western Digital*                          795               9
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
ChoicePoint*                              105               5
Dun & Bradstreet*                          80               5
MoneyGram International*                  140               3
NAVTEQ*                                    90               3
SEI Investments                           100               4
Veritas Software*                         685              17
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                    50               2
NetIQ*                                    805              10
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.4%
Celestica*                                230               3
CTS                                       625               8
Flextronics International*              1,025              15
Jabil Circuit*                            340               8
--------------------------------------------------------------------------------



                                                        Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-MISCELLANEOUS -- CONTINUED
NAM TAI Electronics                       100      $        2
Sanmina-SCI*                              405               2
Sypris Solutions                          100               1
                                                   ----------
                                                           39
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.2%
Broadcom*                                 570              18
DSP Group*                                135               3
Integrated Silicon Solutions*           1,425               9
Intel                                   2,163              48
Intersil                                  115               2
MEMC Electronic Materials*                350               4
Nvidia*                                   609              14
QLogic*                                   330              13
Texas Instruments                         374               9
Xilinx                                    410              12
Zoran*                                    575               6
                                                   ----------
                                                          138
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.1%
Adobe Systems                             110               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.4%
Ascential Software*                       310               5
Informatica*                            1,450              11
MicroStrategy*                             30               2
Oracle*                                 1,105              15
Retek*                                  1,315               8
SAP*                                       90               4
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
Fargo Electronics*                        200               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.0%
Vignette*                               2,305               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  210               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
TIBCO Software*                           530               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.3%
Symantec*                               1,316              31
VeriSign*                                 250               6
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.6%
Cisco Systems*                          2,037              37
Foundry Networks*                       1,030              10
Juniper Networks*                         430              11
Polycom*                                  225               4
                                                   ----------
                                                           62

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------


FFICE AUTOMATION & EQUIPMENT -- 0.3%
Canon ADR*                                500      $       26
Pitney Bowes                              187               8
Xerox*                                    120               2
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.4%
Emulex*                                   515               8
Integrated Circuit Systems*               140               3
Integrated Device Technology*           1,100              13
Maxim Integrated Products                 155               6
Taiwan Semiconductor Manufacturing*     2,200              19
                                                   ----------
                                                           49
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
Applied Materials*                        400               7
Brooks Automation*                        475               7
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                       1,250              11
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.2%
Adtran                                     95               2
Comtech Telecommunications*                50               2
Comverse Technology*                      360               8
Lucent Technologies*                    1,950               6
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.4%
Amdocs*                                   690              21
Telecom Corp of New Zealand             5,120              22
                                                   ----------
                                                           43
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.1%
Macromedia*                               270               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.4%
Google*                                    20               4
Yahoo!*                                 1,170              41
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Motorola                                1,411              22
Qualcomm                                1,017              38
                                                   ----------
                                                           60
                                                   ----------
TOTAL TECHNOLOGY (COST $1,018)                          1,034
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
AIRLINES -- 0.0%
Skywest                                   345               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
TRANSPORT-AIR FREIGHT -- 0.1%
CNF                                       130               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.2%
CP Ships                                  555      $        7
General Maritime*                         100               5
Kirby*                                    100               4
Overseas Shipholding Group                100               6
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.2%
Expeditors International Washington       150               8
Offshore Logistics*                       150               5
United Parcel Service                     142              11
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.1%
Celadon Group*                             50               1
JB Hunt Transport Services                180               8
US Xpress Enterprises*                     50               1
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
TRANSPORTATION-RAIL -- 0.3%
Burlington Northern Santa Fe              529              26
Norfolk Southern                          155               5
                                                   ----------
                                                           31
                                                   ----------
TOTAL TRANSPORTATION (COST $94)                            99
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 1.3%
ELECTRIC-INTEGRATED -- 1.0%
Alliant Energy                             80               2
Duke Energy                               631              17
Entergy                                   375              26
MGE Energy                                375              14
OGE Energy                                300               8
Public Service Enterprise Group           100               5
TXU                                       581              40
                                                   ----------
                                                          112
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               100               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.1%
Energen                                   100               6
UGI                                       100               4
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
American Electric Power                   427              15
                                                   ----------
                                                           15
                                                   ----------
TOTAL UTILITIES (COST $128)                               140
                                                   ----------
TOTAL COMMON STOCK (COST $5,992)                        6,209
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 16.5%
AUSTRALIA -- 1.5%
Australia & New Zealand Banking Group*  3,634              58
BlueScope Steel                         3,800              28
Insurance Australia Group               7,200              36
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------


AUSTRALIA -- CONTINUED
QBE Insurance Group                     3,400      $       40
Westpac Banking                           400               6
                                                   ----------
TOTAL AUSTRALIA                                           168
                                                   ----------
--------------------------------------------------------------------------------
AUSTRIA -- 0.4%
Andritz*                                  300              23
Voestalpine                               300              23
                                                   ----------
TOTAL AUSTRIA                                              46
                                                   ----------
--------------------------------------------------------------------------------
BELGIUM -- 0.3%
Belgacom                                  200               8
Dexia*                                  1,400              32
                                                   ----------
TOTAL BELGIUM                                              40
                                                   ----------
--------------------------------------------------------------------------------
BERMUDA -- 0.1%
Renaissancere Holdings                    150               8
                                                   ----------
TOTAL BERMUDA                                               8
                                                   ----------
--------------------------------------------------------------------------------
BRAZIL -- 0.2%
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar ADR*                     600              13
Tele Norte Leste Participacoes ADR*       600               9
                                                   ----------
TOTAL BRAZIL                                               22
                                                   ----------
--------------------------------------------------------------------------------
CANADA -- 1.1%
Canadian Natural Resource                 500              22
Encana                                    314              19
Goldcorp                                  400               5
Penn West Petroleum*                      100               6
Petro-Canada                              100               5
PetroKazakhstan, Cl A                     700              26
Precision Drilling*                       100               7
QLT*                                      745              12
Talisman Energy*                          300               9
Telesystem International Wireless*        900              13
                                                   ----------
TOTAL CANADA                                              124
                                                   ----------
--------------------------------------------------------------------------------
CHINA -- 0.2%
China Telecom ADR                         500              19
                                                   ----------
TOTAL CHINA                                                19
                                                   ----------
--------------------------------------------------------------------------------
FINLAND -- 0.1%
Elisa*                                    350               6
Rautaruukki*                              600               6
                                                   ----------
TOTAL FINLAND                                              12
                                                   ----------
--------------------------------------------------------------------------------
FRANCE -- 0.8%
BNP Paribas*                              600              43
France Telecom*                           650              20
Societe Generale*                         130              13
Total                                      50              11
                                                   ----------
TOTAL FRANCE                                               87
                                                   ----------
--------------------------------------------------------------------------------
GERMANY -- 1.2%
Allianz*                                  173              21
Commerzbank*                              424               9
Continental*                              526              37
E.ON*                                     248              22
MPC Capital*                               50               4
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
GERMANY -- CONTINUED
Muenchener Rueckversicherungs*            100      $       11
Schering*                                 521              35
                                                   ----------
TOTAL GERMANY                                             139
                                                   ----------
--------------------------------------------------------------------------------
HONG KONG -- 0.0%
Orient Overseas International           1,000               4
                                                   ----------
TOTAL HONG KONG                                             4
                                                   ----------
--------------------------------------------------------------------------------
INDIA -- 0.3%
ICICI Bank ADR*                           400               8
Reliance Industries GDR*                  600              15
Tata Motors ADR*                        1,200              14
                                                   ----------
TOTAL INDIA                                                37
                                                   ----------
--------------------------------------------------------------------------------
INDONESIA -- 0.1%
Telekomunikasi Indonesia ADR              500              10
                                                   ----------
TOTAL INDONESIA                                            10
                                                   ----------
--------------------------------------------------------------------------------
ITALY -- 0.3%
Banca Intesa*                           6,300              29
                                                   ----------
TOTAL ITALY                                                29
                                                   ----------
--------------------------------------------------------------------------------
JAPAN -- 3.1%
JFE Holdings                              400              11
Kawasaki Kisen Kaisha                   8,075              55
Keihin                                    700              12
Mitsubishi                              3,700              44
Mitsubishi Chemical                     2,000               6
Mitsui OSK Lines                        8,600              54
Mitsui Trust Holdings                   1,000              11
Nippon Steel                           19,400              47
Nippon Yusen Kabushiki Kaisha           6,000              33
Santen Pharmaceutical                     635              14
Seiko Epson                               660              27
Toyota Tsusho*                          2,397              37
                                                   ----------
TOTAL JAPAN                                               351
                                                   ----------
--------------------------------------------------------------------------------
MEXICO -- 0.2%
America Movil ADR*                        100               6
Walmart de Mexico ADR                     500              17
                                                   ----------
TOTAL MEXICO                                               23
                                                   ----------
--------------------------------------------------------------------------------
MOROCCO -- 0.2%
Maroc Telecom*                          1,700              17
                                                   ----------
TOTAL MOROCCO                                              17
                                                   ----------
--------------------------------------------------------------------------------
NETHERLANDS -- 0.5%
CNH Global                                300               6
ING Groep*                              1,925              55
                                                   ----------
TOTAL NETHERLANDS                                          61
                                                   ----------
--------------------------------------------------------------------------------
NEW GUINEA -- 0.0%
Oil Search*                             1,200               2
                                                   ----------
TOTAL NEW GUINEA                                            2
                                                   ----------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.5%
Fletcher Building                      11,153              52
                                                   ----------
TOTAL NEW ZEALAND                                          52
                                                   ----------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                                     Market
Description                             Shares     Value (000)
--------------------------------------------------------------------------------

NORWAY -- 0.3%
Statoil*                                2,000      $       30
                                                   ----------
TOTAL NORWAY                                               30
                                                   ----------
--------------------------------------------------------------------------------
PERU -- 0.1%
Cia de Minas Buenaventura*                400               8
                                                   ----------
TOTAL PERU                                                  8
                                                   ----------
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
Energias de Portugal*                   1,800               5
                                                   ----------
TOTAL PORTUGAL                                              5
                                                   ----------
--------------------------------------------------------------------------------
RUSSIA -- 0.2%
Mobile Telesystems*                       500              18
                                                   ----------
TOTAL RUSSIA                                               18
                                                   ----------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.3%
ABSA Group ADR                            500              13
AngloGold ADR                             500              16
                                                   ----------
TOTAL SOUTH AFRICA                                         29
                                                   ----------
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.1%
POSCO ADR*                                300              13
                                                   ----------
TOTAL SOUTH KOREA                                          13
                                                   ----------
--------------------------------------------------------------------------------
SPAIN -- 0.1%
Telefonica*                               760              14
                                                   ----------
TOTAL SPAIN                                                14
                                                   ----------
--------------------------------------------------------------------------------
SWEDEN -- 0.4%
TeliaSonera                             9,000              51
                                                   ----------
TOTAL SWEDEN                                               51
                                                   ----------
--------------------------------------------------------------------------------
SWITZERLAND -- 0.5%
Credit Suisse Group*                      370              15
Geberit*                                   10               7
Xstrata                                   600              11
Zurich Financial Services*                150              25
                                                   ----------
TOTAL SWITZERLAND                                          58
                                                   ----------
--------------------------------------------------------------------------------
THAILAND -- 0.3%
Advanced Info Services ADR              6,000              17
Shin ADR                                5,000              22
                                                   ----------
TOTAL THAILAND                                             39
                                                   ----------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 3.1%
Alliance Unichem                        1,600              23
AstraZeneca*                              500              19
Aviva                                   1,000              12
Barclays*                               2,000              22
Corus Group*                           20,800              21
Halfords Group*                         1,900              11
HBOS*                                   3,670              59
HSBC Holdings*                          1,600              26
Imperial Tobacco Group ADR                469              25
International Power*                    5,400              17
Next                                      466              14
Royal Bank of Scotland Group*           1,300              43
--------------------------------------------------------------------------------


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
SABMiller                               2,500      $       38
Tesco                                   3,200              19
                                                   ----------
TOTAL UNITED KINGDOM                                      349
                                                   ----------
TOTAL FOREIGN COMMON STOCK (COST $1,783)                1,865
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.4%
GERMANY -- 0.4%
Porsche*                                   67              44
ProSieben SAT.1 Media*                    181               3
                                                   ----------
TOTAL GERMANY                                              47
                                                   ----------
TOTAL FOREIGN PREFERRED STOCK (COST $47)                   47
                                                   ----------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.9%
SPDR Trust Series 1*                      880             104
                                                   ----------
TOTAL INVESTMENT COMPANY (COST $103)                      104
                                                   ----------
--------------------------------------------------------------------------------
RESIDENTIAL MORTGAGES-AGENCIES -- 6.2%
Federal Home Loan Mortgage
   Corporation 15 year
   5.500%, 09/01/19                      $ 71              73
Federal Home Loan Mortgage
   Corporation 30 year
   6.000%, 08/01/29                        16              16
   5.500%, 10/01/34                        30              30
   5.500%, 01/01/35                        50              51
   5.500%, 02/01/35                        89              91
Federal National Mortgage
   Association 15 year
   5.000%, 10/01/19                        60              61
Federal National Mortgage
   Association 30 year
   6.500%, 08/01/34                        22              23
   6.500%, 10/01/34                        23              23
   5.500%, 10/01/34                        24              24
   5.000%, 11/01/33                        50              50
Federal National Mortgage
   Association TBA
   6.000%, 02/01/35                       175             181
Government National Mortgage
   Association 30 year
   6.000%, 12/15/34                        35              36
   5.500%, 01/20/35                        35              36
                                                   ----------
TOTAL RESIDENTIAL MORTGAGES-AGENCIES (COST $694)          695
                                                   ----------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.4%
HOME EQUITY LOANS -- 0.4%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                        10              10
GE Capital Commercial Mortgage,
   Ser 2004-C3, Cl A3
   4.865%, 07/10/39                        15              15
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 11/12/39                        15              15
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)

                                   OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
HOME EQUITY LOANS-- CONTINUED
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                      $ 10      $       10
                                                   ----------
                                                           50
                                                   ----------
TOTAL ASSET-BACKED SECURITIES (COST $51)                   50
                                                   ----------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 4.4%
American General Finance, Ser G MTN
   5.375%, 09/01/09                         5               5
Amgen 144A
   4.000%, 11/18/09                         5               5
Appalachian Power, Ser H
   5.950%, 05/15/33                        10              11
Assurant
   5.625%, 02/15/14                         5               5
AT&T Wireless Services
   8.750%, 03/01/31                        10              14
   8.125%, 05/01/12                         5               6
Bank One
   5.900%, 11/15/11                        10              11
Baxter International
   5.250%, 05/01/07                        10              10
Capital One Bank
   5.750%, 09/15/10                         5               5
Carnival
   3.750%, 11/15/07                        10              10
Caterpillar Finance Services, Ser F MTN
   3.700%, 08/15/08                        15              15
Comcast
   7.625%, 02/15/08                         5               6
   5.500%, 03/15/11                         5               5
ConAgra Foods
   7.125%, 10/01/26                        10              12
Consolidated Natural Gas
   6.875%, 10/15/26                        10              12
Countrywide Home Loan MTN
   3.250%, 05/21/08                        10              10
DaimlerChrysler
   4.750%, 01/15/08                         5               5
Dominion Resources
   5.000%, 03/15/13                         5               5
Ford Motor Credit
   6.500%, 01/25/07                         5               5
FPL Group Capital
   4.086%, 02/16/07                         5               5
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        15              17
General Motors
   8.375%, 07/15/33                         5               5
General Motors Acceptance
   6.125%, 08/28/07                         5               5
Hewlett-Packard
   5.750%, 12/15/06                        10              10
Household Finance
   6.375%, 11/27/12                        10              11
John Deere Capital, Ser D MTN
   4.125%, 01/15/10                        15              15
Kerr-McGee
   5.875%, 09/15/06                        10              10
--------------------------------------------------------------------------------


                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Marathon Oil
   5.375%, 06/01/07                      $ 10      $       10
Merrill Lynch, Ser C MTN
   5.000%, 01/15/15                        10              10
Midamerican Energy Holdings
   5.875%, 10/01/12                         5               5
   3.500%, 05/15/08                        10              10
Morgan Stanley
   4.000%, 01/15/10                        10              10
Motorola
   4.608%, 11/16/07                        20              20
Norfolk Southern
   7.050%, 05/01/37                        15              19
Ocean Energy
   4.375%, 10/01/07                        10              10
Prudential Financial MTN
   3.750%, 05/01/08                         5               5
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                         5               5
PSE&G Power
   6.950%, 06/01/12                        10              11
Reed Elsevier Capital
   6.125%, 08/01/06                        15              16
Schering-Plough
   6.500%, 12/01/33                        10              12
SLM, Ser A MTN
   3.950%, 08/15/08                        10              10
Southern Co Capital Funding, Ser A
   5.300%, 02/01/07                        10              11
Sprint Capital
   6.000%, 01/15/07                        10              11
Time Warner
   7.625%, 04/15/31                        10              12
Univision Communications
   3.875%, 10/15/08                        10              10
Verizon Communications
   6.360%, 04/15/06                        10              10
Verizon Wireless Capital
   5.375%, 12/15/06                        10              10
Washington Mutual Financial
   6.875%, 05/15/11                        10              12
Wellpoint 144A
   5.000%, 12/15/14                         5               5
   3.750%, 12/14/07                         5               5
Weyerhaeuser
   5.950%, 11/01/08                         5               5
Wyeth
   5.500%, 02/01/14                         5               5
Xcel Energy
   7.000%, 12/01/10                        10              11
                                                   ----------
TOTAL CORPORATE BONDS (COST $495)                         495
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN BOND -- 0.1%
United Mexican States MTN, Ser A
   7.500%, 04/08/33                        10              11
                                                   ----------
TOTAL FOREIGN BOND (COST $11)                              11
                                                   ----------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO


                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 5.7%
U.S. Treasury Bills
   2.215%, 04/07/05 (B)               $   290     $       289
U.S. Treasury Bonds
   7.500%, 11/15/16                         5               6
   5.375%, 02/15/31                        20              22
   3.375%, 09/15/09                       100              99
U.S. Treasury Notes
   5.750%, 08/15/10                       120             132
   4.250%, 08/15/14                        50              51
   3.875%, 05/15/09                        40              40
                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $637)               639
                                                   ----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS -- 2.3%
Federal Home Loan Mortgage Corporation
   5.875%, 03/21/11                        15              16
Federal National Mortgage Association
   6.500%, 10/01/34                        26              27
   5.125%, 01/02/14                        15              16
   2.330%, 02/09/05                        15              15
   2.250%, 02/10/05                       180             180
                                                   ----------
TOTAL U.S. GOVERNMENT BONDS (COST $253)                   254
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.8%
Deutsche Bank
   2.480%, dated 01/31/05, to be repurchased
   on 02/01/05, repurchase price $1,221,938
   (collateralized by U.S. Government
   obligation, par value $1,248,000, 2.700%
   (C), 02/16/05; total market
   value $1,246,627) (A)                1,222           1,222
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $1,222)                1,222
                                                   ----------
TOTAL INVESTMENTS (102.8%) (COST $11,286)          $   11,591
                                                   ----------
PERCENTAGES ARE BASED ON NET ASSETS OF $11,277,137.

* Non-income producing security.
(A)-- Tri-party repurchase agreement
(B) -- Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C) -- Variable rate security. The rate reported is the rate as of January 31, 2005.
144A -- Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2005, the value of these securities amounted to approximately $15,000, representing
0.1% of net assets of the Fund.
ABS -- Asset-Backed Security
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium-Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
SPDR -- Standard & Poor's 500 Composite Index Depositary Receipt
TBA -- Security traded under delayed delivery commitments settling after January 31, 2005. Income on this security will not be earned until settlement date.

Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)
                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 69.8%
BASIC MATERIALS -- 2.0%
AGRICULTURAL CHEMICALS -- 0.1%
Agrium                                    300      $        5
Potash Corporation of Saskatchewan         40               3
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.0%
USG*                                       50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 1.1%
Dow Chemical                              921              46
Lyondell Chemical                         358              10
Olin                                    1,705              38
                                                   ----------
                                                           94
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.2%
Eastman Chemical                           50               3
Great Lakes Chemical                      435              11
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
COAL -- 0.0%
Peabody Energy                             30               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.0%
Crown Holdings*                           300               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.1%
Air Products & Chemicals                   20               1
Airgas                                    200               5
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                               60               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.3%
International Paper                       165               7
Neenah Paper*                             375              12
Schweitzer-Mauduit International          100               3
Temple-Inland                              20               1
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
Nucor                                     150               8
Schnitzer Steel Industries                100               4
                                                   ----------
                                                           12
                                                   ----------
TOTAL BASIC MATERIALS (COST $161)                         172
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 10.7%
APPAREL MANUFACTURERS -- 0.4%
Carter's*                                 270              10
Coach*                                    350              20
Polo Ralph Lauren                         110               4
                                                   ----------
                                                           34
--------------------------------------------------------------------------------



                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.2%
Nike                                      160      $      14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.2%
Harman International Industries           180              22
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.0%
BorgWarner                                 80               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.0%
Citadel Broadcasting*                     210               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.6%
Centex                                    311              19
DR Horton                                 300              12
Lennar                                     50               3
Orleans Homebuilders*                     290               5
Pulte Homes                               223              15
                                                   ----------
                                                           54
--------------------------------------------------------------------------------
CABLE TV -- 0.6%
Comcast*                                  124               4
EchoStar Communications*                  200               6
Insight Communications*                 1,215              12
Mediacom Communications*                4,320              26
                                                   ----------
                                                           48
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.5%
Harrah's Entertainment                    100               6
International Game Technology             600              19
MGM Mirage*                               190              14
Scientific Games*                         300               8
                                                   ----------
                                                           47
--------------------------------------------------------------------------------
CRUISE LINES -- 0.6%
Carnival                                  752              43
Royal Caribbean Cruises                   101               6
                                                   ----------
                                                           49
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.0%
Nuco2*                                     50               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Activision*                               380               9
Electronic Arts*                          290              19
THQ*                                      150               3
                                                   ----------
                                                           31
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.7%
Fairmont Hotels & Resorts                  20               1
Jameson Inns*                           7,920              14
Lodgian*                                  720               8
Marriott International                     50               3
Starwood Hotels & Resorts Worldwide       583              34
                                                   ----------
                                                           60
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.0%
Brunswick                                  50      $        2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.1%
Harley-Davidson                            80               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.9%
Entravision Communications*             2,785              22
EW Scripps                                 60               3
Time Warner*                              520               9
Walt Disney                             1,535              44
                                                   ----------
                                                           78
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.3%
Scholastic*                               770              26
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.3%
Journal Register*                         830              15
New York Times                            110               4
Tribune                                   100               4
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.2%
Reader's Digest Association             1,280              21
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
RADIO -- 0.8%
Cumulus Media*                            675               9
Emmis Communications*                   1,185              21
Radio One*                                960              15
Spanish Broadcasting System*            2,255              23
Westwood One*                             100               3
                                                   ----------
                                                           71
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.2%
Charming Shoppes*                         450               4
Childrens Place*                          150               5
JOS A Bank Clothiers*                     100               3
Too*                                      220               6
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
RETAIL-ARTS & CRAFTS -- 0.1%
Michaels Stores                           200               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 0.5%
Autozone*                                 483              43
                                                   ----------
                                                           43
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.2%
Bed Bath & Beyond*                        340              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.3%
Lowe's                                    470              27
                                                   ----------
                                                           27
--------------------------------------------------------------------------------


                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------

RETAIL-CONSUMER ELECTRONICS -- 0.1%
Best Buy                                  120      $        6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.1%
7-Eleven*                                 200               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.5%
Costco Wholesale                           80               4
Dollar General                            367               7
Family Dollar Stores                      100               3
Target                                    280              14
Wal-Mart Stores                           240              13
                                                   ----------
                                                           41
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.3%
CVS                                       200               9
Walgreen                                  320              14
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                    80               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.3%
JC Penney                                 425              18
Sears Roebuck                             129               7
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.3%
OfficeMax                                 130               4
Staples                                   620              20
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International                150               4
Ezcorp*                                   150               3
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 0.0%
Petco Animal Supplies*                    100               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.1%
World Fuel Services                       100               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
Kohl's*                                   110               5
Neiman-Marcus Group                       150              10
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.3%
O'Charleys*                               100               2
Starbucks*                                230              13
Wendy's International                     339              13
                                                   ----------
                                                           28
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)
                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------

RETAIL-VIDEO RENTAL -- 0.1%
Blockbuster                             1,310      $       12
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
TELEVISION -- 0.2%
Sinclair Broadcast Group                1,390              11
Univision Communications*                 100               3
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
THEATERS -- 0.0%
Carmike Cinemas                            50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
TOYS -- 0.1%
Mattel*                                   635              12
                                                   ----------
                                                           12
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $877)                       927
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.0%
AGRICULTURAL OPERATIONS -- 0.3%
Delta & Pine Land                         365              11
Monsanto                                  110               6
Tejon Ranch*                              130               5
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.2%
PepsiCo                                   282              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.0%
Fossil, Cl A*                              80               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 1.0%
Avon Products                             330              14
Estee Lauder                              210               9
Procter & Gamble                        1,177              63
                                                   ----------
                                                           86
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.1%
Dean Foods*                               381              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 0.3%
Archer-Daniels-Midland                  1,115              27
                                                   ----------
                                                           27
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                         300               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.2%
ConAgra Foods                             360              10
HJ Heinz                                  127               5
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
Sysco                                      80               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------




                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
POULTRY -- 0.1%
Pilgrim's Pride                           150      $        5
Sanderson Farms                           100               5
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
TOBACCO -- 0.7%
Altria Group                              629              40
UST                                       375              19
                                                   ----------
                                                           59
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $241)                   262
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 4.5%
OIL & GAS DRILLING -- 0.4%
Atwood Oceanics*                          135               8
ENSCO International                        90               3
GlobalSantaFe                             130               5
Nabors Industries*                         70               3
Patterson-UTI Energy                      100               2
Pride International*                      130               3
Rowan*                                    130               4
Todco*                                    135               3
Transocean*                                90               4
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION &
   PRODUCTION -- 1.0%
Berry Petroleum                           100               5
Cimarex Energy*                           150               5
Houston Exploration*                       50               3
Magnum Hunter Resources*                  300               4
Meridian Resource*                      1,225               7
Murphy Oil                                100               9
Newfield Exploration*                     100               6
Noble Energy                               10               1
Penn Virginia                             100               4
Pogo Producing                            120               5
Range Resources                           260               6
Stone Energy*                             175               7
Unit*                                     100               4
Vintage Petroleum                         395              10
XTO Energy                                344              12
                                                   ----------
                                                           88
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 1.6%
BP*                                       365              22
ChevronTexaco                             267              14
ConocoPhillips                            839              78
Occidental Petroleum                      429              25
                                                   ----------
                                                          139
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
Lone Star Technologies*                   260              11
Maverick Tube*                            100               3
National-Oilwell*                          60               2
Smith International*                       80               5
                                                   ----------
                                                           21
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.5%
Frontier Oil                              260     $         7
Giant Industries*                         100               3
Tesoro*                                   150               5
Valero Energy                             530              27
                                                   ----------
                                                           42
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.6%
BJ Services                               110               5
Cal Dive International*                   220              10
Core Laboratories*                        305               7
Schlumberger                              180              12
Tidewater                                 100               4
W-H Energy Services*                      405               9
Weatherford International*                 20               1
                                                   ----------
                                                           48
--------------------------------------------------------------------------------
PIPELINES -- 0.2%
El Paso*                                  330               4
National Fuel Gas                         200               6
Questar                                   200              10
Williams                                  130               2
                                                   ----------
                                                           22
                                                   ----------
TOTAL ENERGY (COST $369)                                  395
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 18.1%
COMMERCIAL BANKS-CENTRAL US -- 0.1%
TCF Financial                              90               2
Texas Regional Bancshares                 100               3
Wintrust Financial                         50               3
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.2%
Commerce Bancorp                          130               7
Signature Bank*                           345              11
                                                   ----------
                                                           18
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.3%
Colonial BancGroup                        300               6
GB&T Bancshares                           345               8
Oriental Financial Group                  170               5
Popular                                   200               5
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.2%
Community Bancorp*                        135               4
CVB Financial                             187               4
Hanmi Financial                           100               3
UCBH Holdings                             140               6
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.0%
Investors Financial Services               20               1
State Street                               20               1
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.8%
Asta Funding                              100               2
Collegiate Funding Services LLC*        1,715              26
--------------------------------------------------------------------------------


                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- CONTINUED
Portfolio Recovery Associates*            405      $       17
SLM                                       497              25
World Acceptance*                         100               3
                                                   ----------
                                                           73
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.4%
Capital One Financial                      90               7
MBNA                                      538              14
Metris*                                   790              10
Providian Financial*                      185               3
                                                   ----------
                                                           34
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.5%
Citigroup                               1,149              56
Friedman Billings Ramsey Group            235               5
Goldman Sachs Group                       260              28
JPMorgan Chase                            197               7
Lehman Brothers Holdings                  407              37
                                                   ----------
                                                          133
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.7%
Countrywide Credit Industry             1,594              59
                                                   ----------
                                                           59
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.3%
Asset Acceptance Capital*                 645              13
MarketAxess Holdings*                     710              10
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
MGIC Investment                           205              13
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.4%
Brown & Brown                             200               9
Hilb Rogal & Hobbs                        315              11
USI Holdings*                           1,190              13
                                                   ----------
                                                           33
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.3%
Affiliated Managers Group*                220              14
Federated Investors                       130               4
Franklin Resources                         20               1
GFI Group*                                105               3
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.4%
Ceres Group*                              300               2
Cigna                                     202              16
KMG America*                            1,330              15
Lincoln National                           60               3
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.8%
Allmerica Financial*                      265               9
Allstate                                  510              26
American International Group              130               9
Assurant                                   50               2
Cincinnati Financial                       80               3
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)
                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
ULTI-LINE INSURANCE -- CONTINUED
Hartford Financial Services Group         210      $       14
Prudential Financial                       85               4
                                                   ----------
                                                           67
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.0%
Ace Limited*                              404              18
Bristol West Holdings*                    510              10
EMC Insurance Group                       615              12
Fidelity National Financial                80               4
FPIC Insurance Group*                     100               3
Philadelphia Consolidated Holding*         50               3
PMA Capital*                              400               4
Safeco                                    150               7
Selective Insurance Group                 100               4
XL Capital, Cl A                          243              18
                                                   ----------
                                                           83
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
CB Richard Ellis Group*                   490              17
Jones Lang LaSalle*                       100               4
Trammell Crow*                            430               7
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
Brookfield Properties                     465              17
St. Joe                                    50               3
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
REINSURANCE -- 0.4%
Aspen Insurance Holdings*                  80               2
Axis Capital Holdings                     160               4
Odyssey Re Holdings                       285               7
PartnerRe                                  50               3
PXRE Group                                685              18
                                                   ----------
                                                           34
--------------------------------------------------------------------------------
REITS -- 0.4%
Ashford Hospitality Trust                 570               6
Eastgroup Properties                      142               5
Equity Lifestyle Properties               170               6
Equity One                                266               5
HRPT Properties Trust                     735               9
Prentiss Properties Trust                 163               6
                                                   ----------
                                                           37
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.0%
AvalonBay Communities                     215              14
BRE Properties                            374              14
Equity Residential                        873              28
GMH Communities Trust*                    470               6
Home Properties of New York               307              12
United Dominion Realty Trust              700              16
                                                   ----------
                                                           90
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.0%
Correctional Properties Trust              50               1
Washington Real Estate Investment Trust    68               2
                                                   ----------
                                                            3
--------------------------------------------------------------------------------



                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.9%
Host Marriott*                          1,577      $       25
LaSalle Hotel Properties                  496              15
Meristar Hospitality*                   4,130              32
Strategic Hotel Capital*                  288               5
                                                   ----------
                                                           77
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.2%
HomeBanc*                               2,130              20
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 2.1%
Alexandria Real Estate Equities           166              11
American Financial Realty Trust           240               4
Arden Realty                              250               8
BioMed Realty Trust*                      318               6
Boston Properties                         552              32
Capital Automotive                        394              13
Colonial Properties Trust                 178               7
Corporate Office Properties Trust         100               3
Duke Realty                               459              14
Lexington Corporate Properties Trust      469              10
Liberty Property Trust                    262              10
Mack-Cali Realty                          250              11
Parkway Properties                         50               2
PS Business Parks                         295              12
Vornado Realty Trust                      514              36
                                                   ----------
                                                          179
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.8%
CBL & Associates Properties               274              19
Simon Property Group                      845              50
                                                   ----------
                                                           69
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.9%
Developers Diversified Realty             431              17
Pan Pacific Retail Properties             366              21
Realty Income                             124               3
Regency Centers                           472              23
Tanger Factory Outlet Centers             322               8
Weingarten Realty Investors               236               9
                                                   ----------
                                                           81
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.3%
Public Storage                            472              25
U-Store-It Trust*                         343               5
                                                   ----------
                                                           30
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.3%
Catellus Development                      250               7
Prologis                                  449              17
                                                   ----------
                                                           24
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.2%
Franklin Bank*                            880              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.2%
Dime Community Bancshares                 150      $        3
NewAlliance Bancshares*                   770              11
WSFS Financial                             50               3
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.1%
BankAtlantic Bancorp                      415               8
Ocwen Financial*                          300               3
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                        250               7
Washington Mutual                         475              19
                                                   ----------
                                                           26
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.9%
Bank of America                         1,791              83
PNC Financial Services Group              193              11
US Bancorp                                541              16
Wachovia                                  397              22
Wells Fargo                               479              29
                                                   ----------
                                                          161
                                                   ----------
TOTAL FINANCIAL (COST $1,507)                           1,567
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 9.5%
DENTAL SUPPLIES & EQUIPMENT -- 0.1%
Dentsply International                    150               8
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    140               4
Gen-Probe*                                 50               2
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                    20               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
ICU Medical*                              250               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 0.1%
Hillenbrand Industries                     20               1
Kinetic Concepts*                          50               3
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.9%
Boston Scientific*                        480              16
Guidant                                   458              33
St. Jude Medical*                         690              27
                                                   ----------
                                                           76
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.1%
Covance*                                  150               6
Quest Diagnostics                          40               4
                                                   ----------
                                                           10
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.0%
Baxter International                      516      $       18
Becton Dickinson                           50               3
Cooper                                     60               5
Henry Schein*                              20               1
Inamed*                                    60               4
Johnson & Johnson                       1,397              90
Stryker                                   210              10
Varian Medical Systems*                   310              12
Zimmer Holdings*                          430              34
                                                   ----------
                                                          177
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
Amgen*                                    220              14
Applera - Celera Genomics Group*          635               8
Bio-Rad Laboratories*                      50               3
Biogen Idec*                              300              19
Genentech*                                500              24
Genzyme*                                  140               8
Georgia Gulf                               50               3
Millipore*                                 23               1
Protein Design Labs*                      231               5
                                                   ----------
                                                           85
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.0%
Abbott Laboratories                       170               8
Bristol-Myers Squibb                      504              12
Forest Laboratories*                      180               8
Pfizer                                  1,261              30
Priority Healthcare*                      560              13
Schering-Plough                           705              13
Wyeth                                     110               4
                                                   ----------
                                                           88
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.4%
Barr Pharmaceuticals*                      80               4
Eon Labs*                                 530              14
Par Pharmaceutical*                       485              18
Perrigo                                 1,000              17
Teva Pharmaceutical Industries*         2,410              69
Watson Pharmaceuticals*                   100               3
                                                   ----------
                                                          125
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.3%
Aetna                                     283              36
Pacificare Health Systems*                150               9
Sierra Health Services*                    50               3
UnitedHealth Group                        342              31
WellPoint*                                257              31
                                                   ----------
                                                          110
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.0%
Tenet Healthcare*                         290               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.1%
Genesis HealthCare*                       260               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)
                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                                 150      $        5
Lincare Holdings*                          80               3
                                                   ----------
                                                            8
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.4%
AmerisourceBergen                         421              24
Cardinal Health                           208              12
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.2%
Alcon                                     250              20
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.3%
Accredo Health*                           300               9
Caremark Rx*                              344              13
                                                   ----------
                                                           22
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Respironics*                              100               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.2%
Gilead Sciences*                          500              16
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.0%
VCA Antech*                               200               4
                                                   ----------
                                                            4
                                                   ----------
TOTAL HEALTH CARE (COST $794)                             821
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.5%
AEROSPACE/DEFENSE -- 0.5%
Boeing                                    159               8
Curtiss-Wright                             50               3
Herley Industries*                        100               2
Lockheed Martin                           160               9
Rockwell Collins                          160               7
Teledyne Technologies*                    505              15
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
Alliant Techsystems*                      120               8
Moog*                                     205               9
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
AIRLINES -- 0.0%
Southwest Airlines                        240               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.0%
Wilson Greatbatch Technologies*           195               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.2%
Dycom Industries*                         600              16
                                                   ----------
                                                           16
--------------------------------------------------------------------------------


                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
Lafarge North America                     150      $        8
Texas Industries                           50               3
                                                   ----------
                                                           11
--------------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.1%
Chicago Bridge & Iron                     150               6
                                                   ----------
                                                            6
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                               100               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.2%
Actuant*                                  100               5
Brink's                                   680              24
Danaher                                   190              10
ESCO Technologies*                         50               4
General Electric                          710              26
Honeywell International                   220               8
Tyco International                        774              28
                                                   ----------
                                                          105
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
Emerson Electric                          247              17
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.2%
Flir Systems*                             170              10
Garmin                                     60               3
Tektronix                                 123               4
                                                   ----------
                                                           17
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                       205               6
Engineered Support Systems                100               6
                                                   ----------
                                                           12
-------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.2%
Shaw Group*                               905              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.0%
Briggs & Stratton                         100               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
Clarcor                                    50               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
GOLD MINING -- 0.0%
Royal Gold                                100               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                                70               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)
OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                        80      $        5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.0%
Thermo Electron*                          130               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera - Applied Biosystems Group        160               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.5%
Caterpillar                               291              26
Joy Global                                225               6
Terex*                                    150               7
                                                   ----------
                                                           39
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                        70               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
WCA Waste*                              1,705              16
                                                   ----------
                                                           16
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
American Power Conversion                 665              14
                                                   ----------
                                                           14
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.2%
Stanley Works                             305              15
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                            615               7
                                                   ----------
                                                            7
                                                   ----------
TOTAL INDUSTRIAL (COST $368)                              392
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 3.1%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group*                        500               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                              60               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Intersections*                            435               7
Quanta Services*                          320               2
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.3%
H&R Block                                 498              24
Paychex                                   120               4
                                                   ----------
                                                           28
--------------------------------------------------------------------------------



                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Affiliated Computer Services*             128      $        7
Anteon International*                      70               2
Cognizant Technology Solutions*           360              14
DST Systems*                               50               2
Manhattan Associates*                     890              20
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.2%
Accenture, Cl A*                          510              13
PDI*                                      165               3
UnitedGlobalCom*                          340               4
                                                   ----------
                                                           20
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 0.4%
eBay*                                     340              28
Monster Worldwide*                        120               4
Napster*                                  390               3
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Manpower                                   80               4
Medical Staffing Network Holdings*        955               6
                                                   ----------
                                                           10
--------------------------------------------------------------------------------
PRIVATE CORRECTIONS -- 0.0%
Corrections Corp of America*               50               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Aaron Rents                               200               4
Rent-A-Center*                            200               5
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.4%
Parexel International*                    800              19
Pharmaceutical Product Development*       100               4
PRA International*                        550              13
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
SCHOOLS -- 0.5%
Apollo Group*                             460              36
Education Management*                      70               2
Strayer Education                          20               2
                                                   ----------
                                                           40
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.1%
Integrated Alarm Services Group*        1,395               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.2%
SBC Communications                        273               7
Sprint-FON Group*                         129               3
Verizon Communications                    254               9
                                                   ----------
                                                           19
                                                   ----------
TOTAL SERVICES (COST $273)                                271
                                                   ----------

--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)
                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                        Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 12.0%
APPLICATIONS SOFTWARE -- 1.3%
Citrix Systems*                           140     $         3
Infosys Technologies                      360              24
Intuit*                                   130               5
Microsoft                               1,795              47
Pinnacle Systems*                       1,150               5
Quest Software*                           300               4
Satyam Computer Services*                 230               6
Siebel Systems*                           380               3
Wipro ADR                                 670              15
                                                   ----------
                                                          112
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 0.1%
webMethods*                             1,300               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.5%
Nextel Communications*                  1,306              38
Nextel Partners*                          100               2
NII Holdings*                              94               5
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.4%
Ansys*                                    150               5
Autodesk                                  740              22
Parametric Technology*                  1,695               9
                                                   ----------
                                                           36
--------------------------------------------------------------------------------
COMPUTERS -- 1.2%
Apple Computer*                           153              12
Dell*                                     996              42
Hewlett-Packard                            58               1
International Business Machines           549              51
                                                   ----------
                                                          106
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
MTS Systems                               200               7
                                                   ----------
                                                            7
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
EMC*                                    1,200              16
Network Appliance*                        483              15
Quantum-DLT & Storage*                  1,830               6
Western Digital*                          675               7
                                                   ----------
                                                           44
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
ChoicePoint*                               20               1
Dun & Bradstreet*                          20               1
MoneyGram International*                  125               2
NAVTEQ*                                    50               2
SEI Investments                            70               3
Veritas Software*                         560              14
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                   110               4
NetIQ*                                    675               8
                                                   ----------
                                                           12
--------------------------------------------------------------------------------


                                                        Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.4%
Celestica*                                165      $        2
CTS                                       540               7
Flextronics International*              1,060              15
Jabil Circuit*                            184               5
NAM TAI Electronics                       100               2
Sanmina-SCI*                              490               3
Sypris Solutions                          100               1
                                                   ----------
                                                           35
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.4%
Broadcom*                                 760              24
DSP Group*                                150               4
Integrated Silicon Solutions*           1,225               8
Intel                                   1,349              30
Intersil                                  130               2
MEMC Electronic Materials*                300               4
Nvidia*                                   345               8
QLogic*                                   250              10
Texas Instruments                         528              12
Xilinx                                    480              14
Zoran*                                    505               5
                                                   ----------
                                                          121
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.0%
Adobe Systems                              70               4
                                                   ----------
                                                            4
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.5%
Ascential Software*                       300               4
Informatica*                            1,080               8
MicroStrategy*                             20               2
Oracle*                                 1,340              19
Retek*                                    990               6
SAP*                                      210               8
                                                   ----------
                                                           47
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
Fargo Electronics*                        100               1
                                                   ----------
                                                            1
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.0%
Vignette*                               1,915               2
                                                   ----------
                                                            2
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  130               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.0%
TIBCO Software*                           280               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.4%
Symantec*                               1,500              35
VeriSign*                                 130               3
                                                   ----------
                                                           38
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.9%
Cisco Systems*                          2,752      $       50
Foundry Networks*                         905               9
Juniper Networks*                         510              13
Polycom*                                  170               3
                                                   ----------
                                                           75
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.5%
Canon ADR*                                700              37
Pitney Bowes                              149               7
Xerox*                                     85               1
                                                   ----------
                                                           45
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.5%
Emulex*                                   395               7
Integrated Circuit Systems*               105               2
Integrated Device Technology*             970              11
Maxim Integrated Products                  80               3
Taiwan Semiconductor Manufacturing*     2,200              19
                                                   ----------
                                                           42
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.2%
Applied Materials*                        470               8
Brooks Automation*                        355               5
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                       1,020               9
                                                   ----------
                                                            9
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.2%
Adtran                                     65               1
Comtech Telecommunications*                50               2
Comverse Technology*                      187               4
Lucent Technologies*                    2,310               8
                                                   ----------
                                                           15
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.6%
Amdocs*                                   530              16
Telecom Corp of New Zealand             8,049              35
                                                   ----------
                                                           51
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.1%
Macromedia*                               144               5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.7%
Google*                                    50              10
Yahoo!*                                 1,320              46
                                                   ----------
                                                           56
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.9%
Motorola                                1,940              30
Qualcomm                                1,361              51
                                                   ----------
                                                           81
                                                   ----------
TOTAL TECHNOLOGY (COST $1,030)                          1,040
                                                   ----------
--------------------------------------------------------------------------------



                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
AIRLINES -- 0.1%
Skywest                                   290      $        5
                                                   ----------
                                                            5
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.2%
CP Ships                                  450               6
General Maritime*                         100               5
Kirby*                                     50               2
Overseas Shipholding Group                150               8
                                                   ----------
                                                           21
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.3%
Expeditors International Washington       150               9
Offshore Logistics*                       150               5
United Parcel Service                     152              11
                                                   ----------
                                                           25
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.1%
Celadon Group*                             50               1
JB Hunt Transport Services                230              10
US Xpress Enterprises*                     50               2
                                                   ----------
                                                           13
--------------------------------------------------------------------------------
TRANSPORTATION-RAIL -- 0.3%
Burlington Northern Santa Fe              486              23
                                                   ----------
                                                           23
                                                   ----------
TOTAL TRANSPORTATION (COST $80)                            87
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 1.4%
ELECTRIC-INTEGRATED -- 1.1%
Alliant Energy                             50               1
Duke Energy                               504              14
Entergy                                   299              21
MGE Energy                                300              11
OGE Energy                                300               8
Public Service Enterprise Group            80               4
TXU                                       540              37
                                                   ----------
                                                           96
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               100               3
                                                   ----------
                                                            3
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
Energen                                   100               6
UGI                                       150               6
                                                   ----------
                                                           12
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Electric Power                   341              12
                                                   ----------
                                                           12
                                                   ----------
TOTAL UTILITIES (COST $109)                               123
                                                   ----------
TOTAL COMMON STOCK (COST $5,809)                        6,057
                                                   ----------
--------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                              As of January 31, 2005 (UNAUDITED)
                                            OM ASSET ALLOCATION GROWTH PORTFOLIO

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 22.1%
AUSTRALIA -- 2.0%
Australia & New Zealand Banking Group*  3,712      $       59
BlueScope Steel                         5,640              40
Commander Communications*               3,400               6
Insurance Australia Group               3,900              20
QBE Insurance Group                     3,850              46
                                                   ----------
TOTAL AUSTRALIA                                           171
                                                   ----------
--------------------------------------------------------------------------------
AUSTRIA -- 0.5%
Andritz*                                  300              24
Voestalpine                               200              15
                                                   ----------
TOTAL AUSTRIA                                              39
                                                   ----------
--------------------------------------------------------------------------------
BELGIUM -- 0.6%
Belgacom                                  170               7
Compagnie Maritime Belge                  185               5
Dexia*                                  1,740              39
Euronav*                                   40               1
                                                   ----------
TOTAL BELGIUM                                              52
                                                   ----------
--------------------------------------------------------------------------------
BERMUDA -- 0.1%
Renaissancere Holdings                    150               8
                                                   ----------
TOTAL BERMUDA                                               8
                                                   ----------
--------------------------------------------------------------------------------
BRAZIL -- 0.2%
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar ADR*                     400               9
Tele Norte Leste Participacoes ADR*       800              11
                                                   ----------
TOTAL BRAZIL                                               20
                                                   ----------
--------------------------------------------------------------------------------
CANADA -- 1.4%
Canadian Natural Resource                 200               9
Encana                                    471              28
Goldcorp                                  450               6
Penn West Petroleum*                      200              13
Petro-Canada                              100               5
PetroKazakhstan, Cl A                     800              29
Precision Drilling*                       150              10
QLT*                                      590              10
Talisman Energy*                          300               9
Telesystem International Wireless*        280               4
                                                   ----------
TOTAL CANADA                                              123
                                                   ----------
--------------------------------------------------------------------------------
CHINA -- 0.2%
China Telecom ADR                         500              19
                                                   ----------
TOTAL CHINA                                                19
                                                   ----------
--------------------------------------------------------------------------------
FINLAND -- 0.1%
Elisa*                                    300               5
Rautaruukki*                              600               6
                                                   ----------
TOTAL FINLAND                                              11
                                                   ----------
--------------------------------------------------------------------------------
FRANCE -- 1.1%
BNP Paribas*                              690              50
France Telecom*                           580              18
Societe Generale*                         200              20
Total*                                     50              11
                                                   ----------
TOTAL FRANCE                                               99
                                                   ----------
--------------------------------------------------------------------------------



                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
GERMANY -- 1.5%
Adidas-Salomon                             37      $        5
Allianz*                                   88              10
BASF*                                     113               8
Continental*                              558              39
E.ON*                                     112              10
Muenchener Rueckversicherungs*            129              15
Schering*                                 604              41
                                                   ----------
TOTAL GERMANY                                             128
                                                   ----------
--------------------------------------------------------------------------------
INDIA -- 0.4%
ICICI Bank ADR*                           400               8
Reliance Industries GDR*                  600              15
Tata Motors ADR*                        1,200              14
                                                   ----------
TOTAL INDIA                                                37
                                                   ----------
--------------------------------------------------------------------------------
INDONESIA -- 0.2%
Telekomunikasi Indonesia ADR              600              12
                                                   ----------
TOTAL INDONESIA                                            12
                                                   ----------
--------------------------------------------------------------------------------
ITALY -- 0.4%
Banca Intesa*                           5,600              26
Impregilo*                             14,000               8
                                                   ----------
TOTAL ITALY                                                34
                                                   ----------
--------------------------------------------------------------------------------
JAPAN -- 4.2%
Bank of Yokohama                        1,000               6
Japan Tobacco                               1              11
Kawasaki Kisen Kaisha                   7,000              48
Mitsubishi                              2,700              32
Mitsui OSK Lines                        9,000              56
Mitsui Trust Holdings                   1,000              11
Nippon Steel                           21,600              53
Nippon Yusen Kabushiki Kaisha           7,000              39
Point                                     100               3
Santen Pharmaceutical                     425               9
Seiko Epson                               875              36
Sumisho Auto Leasing*                     200               9
Toshiba TEC*                            1,000               5
Toyota Tsusho*                          3,000              46
                                                   ----------
TOTAL JAPAN                                               364
                                                   ----------
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.1%
Arcelor*                                  350               8
                                                   ----------
TOTAL LUXEMBOURG                                            8
                                                   ----------
--------------------------------------------------------------------------------
MEXICO -- 0.3%
America Movil ADR*                        200              10
Walmart de Mexico ADR                     400              14
                                                   ----------
TOTAL MEXICO                                               24
                                                   ----------
--------------------------------------------------------------------------------
MOROCCO -- 0.2%
Maroc Telecom*                          1,700              17
                                                   ----------
TOTAL MOROCCO                                              17
                                                   ----------
--------------------------------------------------------------------------------
NETHERLANDS -- 0.7%
CNH Global                                300               6
ING Groep*                              1,950              56
                                                   ----------
TOTAL NETHERLANDS                                          62
                                                   ----------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

OM ASSET ALLOCATION GROWTH PORTFOLIO


                                                     Market
Description                            Shares      Value (000)
--------------------------------------------------------------------------------
EW ZEALAND -- 0.5%
Fletcher Building                       9,982      $       46
                                                   ----------
TOTAL NEW ZEALAND                                          46
                                                   ----------
--------------------------------------------------------------------------------
NORWAY -- 0.4%
Statoil*                                2,460              37
                                                   ----------
TOTAL NORWAY                                               37
                                                   ----------
--------------------------------------------------------------------------------
PERU -- 0.1%
Cia de Minas Buenaventura*                500              11
                                                   ----------
TOTAL PERU                                                 11
                                                   ----------
--------------------------------------------------------------------------------
PORTUGAL -- 0.1%
Energias de Portugal*                   3,700              11
                                                   ----------
TOTAL PORTUGAL                                             11
                                                   ----------
--------------------------------------------------------------------------------
RUSSIA -- 0.2%
Mobile Telesystems*                       500              18
                                                   ----------
TOTAL RUSSIA                                               18
                                                   ----------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.3%
ABSA Group ADR                            500              13
AngloGold ADR                             300              10
                                                   ----------
TOTAL SOUTH AFRICA                                         23
                                                   ----------
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.2%
POSCO ADR*                                300              13
                                                   ----------
TOTAL SOUTH KOREA                                          13
                                                   ----------
--------------------------------------------------------------------------------
SPAIN -- 0.5%
Banco Bilbao Vizcaya Argentaria           820              14
Telefonica*                             1,450              26
                                                   ----------
TOTAL SPAIN                                                40
                                                   ----------
--------------------------------------------------------------------------------
SWEDEN -- 0.6%
TeliaSonera                             9,200              52
                                                   ----------
TOTAL SWEDEN                                               52
                                                   ----------
--------------------------------------------------------------------------------
SWITZERLAND -- 0.6%
Credit Suisse Group*                      100               4
Xstrata                                   800              14
Zurich Financial Services*                210              35
                                                   ----------
TOTAL SWITZERLAND                                          53
                                                   ----------
--------------------------------------------------------------------------------
THAILAND -- 0.4%
Advanced Info Services ADR              5,000              14
Shin ADR                                5,000              23
                                                   ----------
TOTAL THAILAND                                             37
                                                   ----------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 4.0%
Alliance Unichem                        2,000              28
AstraZeneca*                              400              15
Aviva                                     600               7
Barclays*                                 600               7
Corus Group*                           20,100              20
HBOS*                                   3,600              57
HSBC Holdings*                          2,200              36
Imperial Tobacco Group ADR                375              20
International Power*                    6,800              22
Next                                      561              17
Royal Bank of Scotland Group*           1,445              48
--------------------------------------------------------------------------------


                                      Shares/Face     Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
SABMiller                               3,000      $       46
Tesco                                   2,700              16
William Hill                              800               9
                                                   ----------
TOTAL UNITED KINGDOM                                      348
                                                   ----------
TOTAL FOREIGN COMMON STOCK (COST $1,815)                1,917
                                                   ----------
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.6%
GERMANY -- 0.6%
Porsche*                                   70              46
ProSieben SAT.1 Media*                    191               3
                                                   ----------
TOTAL GERMANY                                              49
                                                   ----------
TOTAL FOREIGN PREFERRED STOCK (COST $50)                   49
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
Deutsche
   2.480%, dated 01/31/05, to be repurchased
   on 02/01/05, repurchase price $318,860
   (collateralized by a U.S. Government
   obligation with par value $327,000,
   2.520%, 3/09/05; total market
   value $326,183) (A)                   $319             319
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $319)                    319
                                                   ----------
TOTAL INVESTMENTS (96.2%) (COST $7,993)            $    8,342
                                                   ----------
PERCENTAGES ARE BASED ON NET ASSETS OF $8,673,151.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

                                                        OLD MUTUAL ADVISOR FUNDS
                          STATEMENTS OF ASSETS AND LIABILITIES (000) (UNAUDITED)
--------------------------------------------------------------------------------
                                                                January 31, 2005

                                                      -----------       -----------       -----------       -----------
                                                           OM                OM                OM               OM
                                                          ASSET             ASSET             ASSET            ASSET
                                                       ALLOCATION        ALLOCATION        ALLOCATION       ALLOCATION
                                                      CONSERVATIVE        BALANCED       MODERATE GROWTH      GROWTH
                                                       PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                      -----------       -----------       -----------       -----------
ASSETS:
     Investment securities, at cost                   $     9,083       $    18,141       $    11,286       $     7,993
                                                      -----------       -----------       -----------       -----------
     Investment securities, at market value
       (excluding Repurchase Agreements)              $     7,400       $    16,114       $    10,369       $     8,023
     Repurchase agreements, at market value                 1,813             2,543             1,222               319
     Foreign currency                                           1                 4                 3                 5
     Dividends and interest receivable                         42                55                21                 4
     Receivable for capital shares sold                       968             1,222               677               499
     Receivable for investment securities sold                399               413               134                76
     Deferred offering costs                                   23                52                29                24
     Investment advisory fee reimbursement to fund             29                65                46                40
     Prepaid expenses                                          30                31                29                29
                                                      -----------       -----------       -----------       -----------
       Total Assets                                        10,705            20,499            12,530             9,019
                                                      -----------       -----------       -----------       -----------
LIABILITIES:
     Payable for investment securities purchased            1,057             1,530             1,064               179
     Payable for capital shares redeemed                       --                95                --                --
     Bank overdraft                                            --                15                 7                --
     Unrealized loss on forwards contracts                      2                 2                 1                --
     Payable to advisor for deferred offering costs            32                73                41                34
     Payable for administrator fees                             1                 2                 1                 1
     Payable for distribution fees                              1                 3                 2                 1
     Accrued expenses                                         119               226               137               131
                                                      -----------       -----------       -----------       -----------
       Total Liabilities                                    1,212             1,946             1,253               346
                                                      -----------       -----------       -----------       -----------
       Net Assets                                     $     9,493       $    18,553       $    11,277       $     8,673
                                                      -----------       -----------       -----------       -----------
NET ASSETS:
     Fund Shares1                                     $     9,335       $    17,957       $    10,950       $     8,281
     Undistributed (Distributions in excess of)
       Net Investment Income                                    4                 3                (7)               (8)
     Accumulated net realized gain on investments              26                79                30                51
     Net unrealized appreciation on investments               130               516               305               349
     Net unrealized depreciation on foreign
       currency transactions                                   (2)               (2)               (1)               --
                                                      -----------       -----------       -----------       -----------
       Net Assets                                     $     9,493       $    18,553       $    11,277       $     8,673
                                                      -----------       -----------       -----------       -----------
     Outstanding shares of beneficial interest--
       Institutional Class                                487,351         1,006,075           532,748           519,513
     Outstanding shares of beneficial interest--
       Class A                                            325,592           426,163           280,577           155,736
     Outstanding shares of beneficial interest--
       Class C                                            109,538           333,532           249,253           128,518
     Net Asset Value, Offering and Redemption
       Price Per Share-- Institutional Class          $     10.30(a)    $     10.51(b)    $     10.62(c)    $     10.80(d)
                                                      -----------       -----------       -----------       -----------
     Net Asset Value and Redemption
       Price Per Share-- Class A                      $     10.29(a)    $     10.50(b)    $     10.61(c)    $     10.79(d)
                                                      -----------       -----------       -----------       -----------
     Maximum Offering
       Price Per Share -- Class A
       (Net Asset Value / 94.25%)                     $     10.92       $     11.14       $     11.26       $     11.45
                                                      -----------       -----------       -----------       -----------
     Net Asset Value and Offering
       Price Per Share-- Class C                      $     10.28(a)    $     10.49(b)    $     10.59(c)    $     10.76(d)
                                                      -----------       -----------       -----------       -----------


1. Par Value of $0.001.

(a)  Based on net assets of $5,017,499, $3,349,656 and $1,125,980 of
     Institutional Class Shares, Class A Shares and Class C Shares, respectively.

(b)  Based on net assets of $10,576,792, $4,476,282 and $3,499,720 of
     Institutional Class Shares, Class A Shares and Class C Shares, respectively.

(c)  Based on net assets of $5,659,975, $2,976,729 and $2,640,433 of
     Institutional Class Shares, Class A Shares and Class C Shares, respectively

(d)  Based on net assets of $5,609,114, $1,680,663 and $1,383,374 of
     Institutional Class Shares, Class A Shares and Class C Shares, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------

                                    --------------------      --------------------     --------------------     --------------------
                                             OM                        OM                       OM                      OM
                                      ASSET ALLOCATION          ASSET ALLOCATION         ASSET ALLOCATION        ASSET ALLOCATION
                                        CONSERVATIVE                BALANCED              MODERATE GROWTH             GROWTH
                                          PORTFOLIO                 PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    --------------------      --------------------     --------------------     --------------------
                                           9/30/04*                  9/30/04*                 9/30/04*                9/30/04*
                                             to                        to                       to                      to
                                           1/31/05                   1/31/05                  1/31/05                 1/31/05
                                    --------------------      --------------------     --------------------     --------------------
INVESTMENT INCOME:
     Dividends                               $  38                    $  68                    $  30                   $  23
     Interest                                   12                       19                        8                       3
     Less: Foreign Taxes Withheld               --                       (1)                      (1)                     (1)
                                             -----                    -----                    -----                   -----
       Total Investment Income                  50                       86                       37                      25
                                             -----                    -----                    -----                   -----
EXPENSES:
     Investment Advisory Fees                   16                       39                       21                      20
     Trustees' Fees                             10                       20                       10                      10
     Administration Fees                         2                        5                        3                       2
     Distribution and Service Fees
         Class A                                --                        1                        1                      --
         Class C                                 1                        4                        3                       2
     Transfer Agent Fees                        41                       68                       45                      43
     Professional Fees                          29                       66                       36                      33
     Printing Fees                              23                       49                       25                      24
     Registration and Filing Fees               18                       20                       19                      18
     Custodian Fees                             17                       24                       23                      23
     Deferred Offering Costs (1)                 9                       21                       11                      11
     Miscellaneous Expenses                     36                       70                       42                      40
                                             -----                    -----                    -----                   -----
       TOTAL EXPENSES                          202                      387                      239                     226
                                             -----                    -----                    -----                   -----
     Waiver of Investment Advisory Fees        (16)                     (39)                     (21)                    (20)
     Reimbursement of Other Expenses
       from Adviser                           (161)                    (287)                    (184)                   (176)
                                             -----                    -----                    -----                   -----
       Net Expenses                             25                       61                       34                      30
                                             -----                    -----                    -----                   -----
     NET INVESTMENT INCOME (LOSS)               25                       25                        3                      (5)
                                             -----                    -----                    -----                   -----
     Net Realized Gain from
       Security Transactions                    26                       79                       30                      51
     Net Realized Gain (Loss) on
       Foreign Currency                          1                        5                       (1)                      4
     Net Change in Unrealized Appreciation
       on Investments                          130                      516                      305                     349
     Net Change in Unrealized Depreciation
        on Foreign Currency                     (2)                      (2)                      (1)                     --
                                             -----                    -----                    -----                   -----
     NET REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS AND FOREIGN CURRENCY     155                      598                      333                     404
                                             -----                    -----                    -----                   -----
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                       $ 180                    $ 623                    $ 336                   $ 399
                                             -----                    -----                    -----                   -----


(1) See Note 2 in Notes to Financial Statements.

* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                           STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
--------------------------------------------------------------------------------


                                           -------------------- -------------------- -------------------- --------------------
                                                    OM                   OM                   OM                  OM
                                             ASSET ALLOCATION     ASSET ALLOCATION     ASSET ALLOCATION    ASSET ALLOCATION
                                               CONSERVATIVE           BALANCED          MODERATE GROWTH         GROWTH
                                                 PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                           -------------------- -------------------- -------------------- --------------------
                                                  9/30/04*             9/30/04*             9/30/04*            9/30/04*
                                                    to                   to                   to                  to
                                                  1/31/05              1/31/05              1/31/05             1/31/05
                                           -------------------- -------------------- -------------------- --------------------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                  $     25             $     25              $      3           $     (5)
   Net Realized Gain from Security and
     Foreign Currency Transactions                     27                   84                    29                 55
   Net Change in Unrealized Appreciation
     on Investments and Foreign Currency              128                  514                   304                349
                                                 --------             --------              --------           --------
   Net Increase in Net Assets Resulting
     from Operations                                  180                  623                   336                399
                                                 --------             --------              --------           --------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net Investment Income
   Institutional Class                                (19)                 (21)                   (6)                (6)
    Class A                                            (2)                  (4)                   (3)                (1)
    Class C                                            (1)                  (2)                   --                 --
                                                 --------             --------              --------           --------
   Total Dividends                                    (22)                 (27)                   (9)                (7)
                                                 --------             --------              --------           --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class
    Issued                                          4,857               10,054                 5,355              5,222
    Issued upon Reinvestment of Dividends              19                   21                     6                  6
                                                 --------             --------              --------           --------
   Total Institutional Class Transactions           4,876               10,075                 5,361              5,228
                                                 --------             --------              --------           --------
   Class A
    Issued                                          3,339                4,507                 3,537              1,779
    Issued upon Reinvestment of Dividends               2                    4                     2                  1
    Redeemed                                           --                  (96)                 (576)              (107)
                                                 --------             --------              --------           --------
   Total Class A Transactions                       3,341                4,415                 2,963              1,673
                                                 --------             --------              --------           --------
   Class C
    Issued                                          1,117                3,533                 2,626              1,380
    Issued upon Reinvestment of Dividends               1                    2                    --                 --
    Redeemed                                           --                  (68)                   --                 --
                                                 --------             --------              --------           --------
   Total Class C Transactions                       1,118                3,467                 2,626              1,380
                                                 --------             --------              --------           --------
   Increase in Net Assets Derived from
   Capital Share Transactions                       9,335               17,957                10,950              8,281
                                                 --------             --------              --------           --------
   Total Increase in Net Assets                     9,493               18,553                11,277              8,673
                                                 --------             --------              --------           --------
NET ASSETS:
   Beginning of Period                                 --                   --                    --                 --
                                                 --------             --------              --------           --------
   End of Period                                 $  9,493             $ 18,553              $ 11,277           $  8,673
                                                 --------             --------              --------           --------
   Undistributed (Distributions in
     Excess of) Net Investment Income            $      4             $      3              $     (7)          $     (8)
                                                 --------             --------              --------           --------
SHARES ISSUED AND REDEEMED:
   Institutional Class
    Shares Issued                                     485                1,004                   532                519
    Shares Issued upon Reinvestment of Dividends        2                    2                     1                  1
                                                 --------             --------              --------           --------
   Total Institutional Class Share Transactions       487                1,006                   533                520
                                                 --------             --------              --------           --------
   Class A
    Shares Issued                                     326                  435                   335                166
    Shares Issued upon Reinvestment of Dividends       --                   --                    --                 --
    Shares Redeemed                                    --                   (9)                  (54)               (10)
                                                 --------             --------              --------           --------
   Total Class A Share Transactions                   326                  426                   281                156
                                                 --------             --------              --------           --------
   Class C
    Shares Issued                                     110                  340                   249                129
    Shares Issued upon Reinvestment of Dividends       --                   --                    --                 --
    Shares Redeemed                                    --                   (6)                   --                 --
                                                 --------             --------              --------           --------
   Total Class C Share Transactions                   110                  334                   249                129
                                                 --------             --------              --------           --------
   Net Increase in Shares Outstanding                 923                1,766                 1,063                805
                                                 --------             --------              --------           --------



* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2005 (UNAUDITED)



                                          -------------------------------------------    ------------------------------------------
                                           OM ASSET ALLOCATION CONSERVATIVE PORTFOLIO       OM ASSET ALLOCATION BALANCED PORTFOLIO
                                          -------------------------------------------    ------------------------------------------
                                             INSTITUTIONAL                                INSTITUTIONAL
                                                 CLASS        CLASS A       CLASS C           CLASS         CLASS A       CLASS C
                                          ----------------- -----------  ------------    ---------------  ----------   ------------
                                                 2005*         2005*         2005*            2005*          2005*         2005*
                                          ----------------- -----------  ------------    ---------------  ----------   ------------
Net Asset Value, Beginning of Period           $   10.00     $   10.00     $   10.00        $    10.00     $   10.00     $   10.00
                                               ---------     ---------     ---------        ----------     ---------     ---------
Net Investment Income (Loss)**                      0.05          0.04          0.02              0.02          0.02         (0.01)
Realized and Unrealized Gains
   on Securities**                                  0.29          0.29          0.29              0.51          0.50          0.51
                                               ---------     ---------     ---------        ----------     ---------     ---------
   Total from Operations                            0.34          0.33          0.31              0.53          0.52          0.50
                                               ---------     ---------     ---------        ----------     ---------     ---------
Dividends from Net Investment Income               (0.04)        (0.04)        (0.03)            (0.02)        (0.02)        (0.01)
                                               ---------     ---------     ---------        ----------     ---------     ---------
   Total Dividends                                 (0.04)        (0.04)        (0.03)            (0.02)        (0.02)        (0.01)
                                               ---------     ---------     ---------        ----------     ---------     ---------
Net Asset Value, End of Period                 $   10.30     $   10.29     $   10.28        $    10.51     $   10.50     $   10.49
                                               ---------     ---------     ---------        ----------     ---------     ---------
   Total Return+                                    3.41%         3.28%         3.06%             5.31%         5.18%         5.02%
                                               ---------     ---------     ---------        ----------     ---------     ---------
Net Assets, End of Period (000)                $   5,018     $   3,350     $   1,126        $   10,577     $   4,476     $   3,500
                                               ---------     ---------     ---------        ----------     ---------     ---------
Ratio of Expenses to Average Net Assets++           1.25%         1.50%         2.25%             1.30%         1.55%         2.30%
Ratio of Net Investment Income (Loss)
   to Average Net Assets++                          1.36%         1.14%         0.48%             0.70%         0.51%        (0.28)%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                           10.92%         8.14%         9.90%             9.11%         8.22%         8.82%
Portfolio Turnover Rate+                           90.56%        90.56%        90.56%            63.47%        63.47%        63.47%



*    Fund commenced operations September 30, 2004.
**   Per Share data was calculated using the Average Shares method.
+    Total return and portfolio turnover rate are not annualized.
++   Ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

                                                        OLD MUTUAL ADVISOR FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2005 (UNAUDITED)


                                         ---------------------------------------------   ------------------------------------------
                                         OM ASSET ALLOCATION MODERATE GROWTH PORTFOLIO      OM ASSET ALLOCATION GROWTH PORTFOLIO
                                         ---------------------------------------------   ------------------------------------------
                                             INSTITUTIONAL                                INSTITUTIONAL
                                                 CLASS        CLASS A       CLASS C           CLASS         CLASS A       CLASS C
                                          ----------------- -----------  ------------    ---------------  ----------   ------------
                                                 2005*         2005*         2005*            2005*          2005*         2005*
                                          ----------------- -----------  ------------    ---------------  ----------   ------------
Net Asset Value, Beginning of Period          $   10.00     $   10.00     $   10.00        $   10.00      $   10.00     $   10.00
                                              ---------     ---------     ---------        ---------      ---------     ---------
Net Investment Income (Loss)**                     0.01          0.00         (0.03)            0.00          (0.01)        (0.04)
Realized and Unrealized Gains
   on Securities**                                 0.62           0.62          0.62             0.81           0.81          0.80
                                              ---------     ---------     ---------        ---------      ---------     ---------
   Total from Operations                           0.63          0.62          0.59             0.81           0.80          0.76
                                              ---------     ---------     ---------        ---------      ---------     ---------
Dividends from Net Investment Income              (0.01)        (0.01)           --            (0.01)         (0.01)           --
                                              ---------     ---------     ---------        ---------      ---------     ---------
   Total Dividends                                (0.01)        (0.01)           --            (0.01)         (0.01)           --
                                              ---------     ---------     ---------        ---------      ---------     ---------
Net Asset Value, End of Period                $   10.62     $   10.61     $   10.59        $   10.80      $   10.79     $   10.76
                                              ---------     ---------     ---------        ---------      ---------     ---------
   Total Return+                                   6.32%         6.21%         5.94%            8.12%          8.00%         7.65%
                                              ---------     ---------     ---------        ---------      ---------     ---------
Net Assets, End of Period (000)               $   5,660     $   2,977     $   2,640        $   5,609      $   1,681     $   1,383
                                              ---------     ---------     ---------        ---------      ---------     ---------
Ratio of Expenses to Average Net Assets++          1.30%         1.55%         2.30%            1.35%          1.60%         2.35%
Ratio of Net Investment Income (Loss) to
   Average Net Assets++                            0.32%         0.07%        (0.72)%          (0.02)%        (0.40)%       (1.21)%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                          10.56%         8.98%         9.62%           11.02%          9.73%        10.30%
Portfolio Turnover Rate+                          47.02%        47.02%        47.02%           29.38%         29.38%        29.38%




*    Fund commenced operations September 30, 2004.
**   Per share data was calculated using the Average Shares method.
+    Total return and portfolio turnover rate are not annualized.
++   Ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

1.   ORGANIZATION

Old Mutual Advisor Funds (the "Trust"), a Delaware statutory trust effective May 26, 2004, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers four series portfolios, the OM Asset Allocation Conservative Portfolio, the OM Asset Allocation Balanced Portfolio, the OM Asset Allocation Moderate Growth Portfolio and the OM Asset Allocation Growth Portfolio (each a "Fund" and collectively the "Funds"). Shareholders may purchase shares of the Funds through three separate classes, Institutional Class, Class A and Class C shares, which have different distribution costs, voting rights and dividends. Except for these differences, each Class share of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified management investment company. The Trust's prospectus provides a description of each Fund's investment objective, policies and investment strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Funds that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Funds that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities may be valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

OPTIONS AND FUTURES -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Funds are declared at least annually, if available. Distributions of net realized capital gains, for each Fund, are generally made to shareholders annually, if available.

FOREIGN WITHHOLDING TAXES -- The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

TRI-PARTY REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Funds' Board of Trustees require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Fund engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

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                                                        OLD MUTUAL ADVISOR FUNDS

(I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The Funds may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Funds will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Funds basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.

OPTIONS -- The Funds may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

OFFERING COSTS -- All offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months starting with the commencement of the Trust's operations. As of January 31, 2005, the OM Asset Allocation Conservative Portfolio, OM Asset Allocation Balanced Portfolio, OM Asset Allocation Moderate Growth Portfolio and the OM Asset Allocation Growth Portfolio had $23,353, $51,983, $29,329 and $23,552, respectively, remaining in offering costs to be amortized.

OTHER -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1, distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statement of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

All Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee for the benefit of the remaining shareholders. As of January 31, 2005, there were no redemption fees collected by the Funds.


3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds and Old Mutual Capital, Inc. (the "Adviser"), an indirect, wholly-owned subsidiary of Old Mutual plc, are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund.

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OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

For its services to the Funds, the Adviser will receive, on an annual basis, the following management fees:

        FUND            MANAGEMENT FEE           ASSET LEVEL
--------------------------------------------------------------------------------
OM Asset Allocation         0.850%         Less than $1 billion
  Conservative Portfolio    0.825%         From $1 billion to $2 billion
                            0.800%         From $2 billion to $3 billion
                            0.775%         Greater than $3 billion

OMAsset Allocation          0.900%         Less than $1 billion
  Balanced Portfolio and    0.875%         From $1 billion to $2 billion
  OM Asset Allocation       0.850%         From $2 billion to $3 billion
  Moderate Growth           0.825%         Greater than $3 billion
  Portfolio

OM Asset Allocation         0.950%         Less than $1 billion
  Growth Portfolio          0.925%         From $1 billion to $2 billion
                            0.900%         From $2 billion to $3 billion
                            0.875%         Greater than $3 billion

In the interest of limiting expenses of the Funds, the Adviser has entered into separate expense limitation agreements ("Expense Limitation Agreements") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual expenses to a specified percentage of the Funds' average daily net assets through September 7, 2006.

The expense limitations are as follows:

       FUND          INSTITUTIONAL CLASS      CLASS A     CLASS C
--------------------------------------------------------------------------------
OM Asset Allocation
  Conservative Portfolio    1.25%              1.50%       2.25%

OM Asset Allocation
  Balanced Portfolio        1.30%              1.55%       2.30%

OM Asset Allocation
  Moderate Growth
  Portfolio                 1.30%              1.55%       2.30%

OM Asset Allocation
  Growth Portfolio          1.35%              1.60%       2.35%

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Funds have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Fund to exceed the Expense Limitation. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the Expense Limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board of Trustees on a quarterly basis. Moreover, in accordance with the terms of agreements with the Adviser and the Administrator, whereby, to the extent that the Adviser defers advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within two fiscal years after the fiscal year in which fees were deferred or expenses were absorbed, the actual expenses charged to the Funds may exceed these limits.

The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the "Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement for the Funds, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Ibbotson, which is computed and paid monthly at an annual rate equal to the greater of (i) a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, and (ii) $200,000.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Acadian Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement for the Funds, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Analytic Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory Agreement for the Funds, Analytic is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "BHMS Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow, Hanley"). For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement for the Funds, Barrow, Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Barrow, Hanley, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.15% for U.S. Intermediate Fixed Income, 0.15% for U.S. Core Fixed Income, 0.35% for U.S. Large Cap Value, 0.45% for U.S. Mid Cap Value and 0.50% for U.S. Small Cap Value.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Clay Finlay Sub-Advisory Agreement") with Clay Finlay, Inc. ("Clay Finlay"). For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement for the Funds, Clay Finlay is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.45% for International Large Cap Equity and 0.50% for Emerging Markets Equity.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Dwight Sub-Advisory Agreement") with Dwight Asset Management Company ("Dwight"). For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement for the Funds, Dwight is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Dwight, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.10% for Cash Management, 0.15% for U.S. Intermediate Fixed Income, 0.15% for U.S. Core Fixed Income and 0.25% for U.S. High Yield Fixed Income.

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                                                        OLD MUTUAL ADVISOR FUNDS

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement, as amended (the "Heitman Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement for the Funds, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Heitman, which is computed and paid monthly at an annual rate of 0.40% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "LRC Sub-Advisory Agreement") with Liberty Ridge Capital, Inc. ("Liberty Ridge"). Prior to October 1, 2004, Liberty Ridge was known as Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"). For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement for the Funds, Liberty Ridge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Liberty Ridge, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth, 0.35% for U.S. Large Cap Blend, 0.40% for All Cap Blend, 0.45% for U.S. Mid Cap Equity, 0.45% for U.S. Mid Cap Growth, 0.50% for U.S. Small Cap Growth and 0.50% for U.S. Small Cap Blend.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Provident Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement for the Funds, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Provident, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth and 0.45% for U.S. Mid Cap Growth.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Rogge Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement for the Funds, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25% of the average daily net assets so managed.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "Sirach Sub-Advisory Agreement") with Sirach Capital Management, Inc. ("Sirach"). For the services provided and expenses incurred pursuant to the Sirach Sub-Advisory Agreement for the Funds, Sirach is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Sirach, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Growth, 0.45% for U.S. Mid Cap Equity and 0.50% for U.S. Small Cap Growth. Sirach ceased investment operations in December 2004.

The Trust, on behalf of each Fund, and the Adviser have entered into a sub-advisory agreement (the "TS&W Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement for the Funds, TS&W is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by TS&W, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, which will be 0.35% for U.S. Large Cap Value, 0.40% for U.S. All Cap Value, 0.45% for U.S. Mid Cap Value, 0.475% for U.S. Small/Mid Cap Value and 0.50% for U.S. Small Cap Value.

Each Sub-Advisory Agreement obligates the Sub-Adviser, other than Ibbotson, to:
(i) manage the investment operations of the assets managed by the Sub-Adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the Sub-Adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the Sub-Adviser will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws. The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) serve as the strategic asset allocation consultant and sub-adviser to the Adviser for investment model creation and maintenance of each Fund, consistent with the selection of Sub-Advisers, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; (ii) recommend a continuous investment allocation program for each Fund in accordance with each Fund's respective investment objectives, policies and restrictions as stated in such Fund's prospectus; and (iii) monitor and make recommendations to the Adviser regarding possible changes to the Sub-Advisers and their investment strategies.

The Trust and Old Mutual Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each series portfolio of the Trust, including the Funds. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust and the PBHG Funds and the PBHG Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Funds of the Trust, PBHG Funds and PBHG Insurance Series Fund calculated at the sum of

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OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
As of January 31, 2005 (UNAUDITED)

between $50,000 and $60,000 per Fund, depending on the total number of funds. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement will continue in effect until August 31, 2005, subject to certain termination provisions. After this initial term, the Agreement will renew each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Old Mutual Investment Partners (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of a Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plan are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distributor fees and Class C shares are authorized to pay the maximum amount of distributor fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board of Trustees of the Trust on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Trustees may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Of the service and distribution fees the Distributor received for the four months ended January 31, 2005, it retained the following:

                                                    DISTRIBUTION
                                 SERVICE FEES           FEES
                           -----------------------    ---------
                             CLASS A    CLASS C        CLASS C
                             ------     -------        -------
OM Asset Allocation
  Conservative Portfolio      $400        $203       $   610
OM Asset Allocation
  Balanced Portfolio           340         933         2,800
OM Asset Allocation
  Moderate Growth Portfolio    530         660         1,979
OM Asset Allocation
  Growth Portfolio             376         403         1,208

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

Wachovia Bank, National Association serves as the custodian for each of the Funds.

The Funds have entered into a shareholder servicing agreement with Old Mutual Fund Services to provide shareholder support and other shareholder account-related services. Old Mutual Fund Services has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), ("OMSS"), its wholly-owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Funds. The shareholder service fees are reviewed periodically and approved annually by the Board of Trustees.

Shareholder service fees (including out of pocket expenses) and 12b-l fees paid to Old Mutual Fund Services for the four months ended January 31, 2005 were as follows:

OM Asset Allocation Conservative Portfolio           $1,232
OM Asset Allocation Balanced Portfolio                5,021
OM Asset Allocation Moderate Growth Portfolio         3,575
OM Asset Allocation Growth Portfolio                  2,127

On September 14, 2004, the Board of Trustees approved an agreement between the Funds and Old Mutual Fund Services to provide shareholder related web development and maintenance services. For its services over the four months ended January 31, 2005, Old Mutual Fund Services received a fee of $113,250, which was allocated to each fund quarterly based on average net assets.

Officers and trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Funds.

                                                        OLD MUTUAL ADVISOR FUNDS



4.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, PBHG Funds and PBHG Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds"), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Liberty Ridge Capital, Inc.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points).None of the Funds may borrow more than 10% of its assets.

The Funds had no outstanding borrowings or loans under the Interfund lending agreement at January 31, 2005 or at any time during the four months ended January 31, 2005.


5.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Funds, for the four months ended January 31, 2005 were as follows:

                                                        SALES AND
                                PURCHASES (000)      MATURITIES (000)
                              ------------------     ----------------
OM Asset Allocation
  Conservative Portfolio          $   5,146              $1,173
OM Asset Allocation
  Balanced Portfolio                 15,010               3,457
OM Asset Allocation Moderate
  Growth Portfolio                   10,443               1,990
OM Asset Allocation
  Growth Portfolio                    9,512               1,888

During the four months ended January 31, 2005, the OM Asset Allocation Conservative Fund, the OM Asset Allocation Balanced Fund, and the OM Asset Allocation Moderate Growth Fund purchased U.S. Government Securities (000) of $5,185, $6,385 and $2,447, respectively and received proceeds from the sale and maturities of U.S. Government Securities (000) of $2,982, $3,875 and $1,348, respectively.


6.  FOREIGN HOLDINGS RISK

Each Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.


7.  FEDERAL TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund at January 31, 2005 were as follows:

                                                                       NET
                             FEDERAL   UNREALIZED    UNREALIZED    UNREALIZED
                            TAX COST  APPRECIATION  DEPRECIATION  APPRECIATION
                              (000)       (000)        (000)          (000)
                            --------  ------------  ------------  ------------
OM Asset Allocation
  Conservative Portfolio    $  9,083      $166          $(36)         $130
OM Asset Allocation
  Balanced Portfolio          18,141       637          (121)          516
OM Asset Allocation
  Moderate Growth
  Portfolio                   11,286       414          (109)          305
OM Asset Allocation
  Growth Portfolio             7,993       456          (107)          349

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ADVISOR FUNDS SECURITY PROXY VOTING GUIDELINES (unaudited)
--------------------------------------------------------------------------------

A description of the guidelines that the Fund or the Fund's investment adviser/sub-advisers use to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-744-5050; (ii) on the Fund's website at http://www.OMAdvisorFunds.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 9-month period ended June 30, 2005 will be available without charge (i) through the Fund's website at http://www.OMAdvisorFunds.com; and (ii) on the Commission's website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                        OLD MUTUAL ADVISOR FUNDS

                                  TRUSTEES AND OFFICERS OF THE TRUST (unaudited)
--------------------------------------------------------------------------------
                                                          As of January 31, 2005


 The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                                                                                          NUMBER OF FUNDS IN
                                          TERM OF OFFICE* AND          PRINCIPAL          THE OLD MUTUAL FUND
                     POSITION(S) HELD        LENGTH OF TIME       OCCUPATION(S) DURING    COMPLEX OVERSEEN BY    OTHER DIRECTORSHIPS
NAME AND AGE          WITH THE TRUST             SERVED               PAST 5 YEARS              TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson     Trustee         Trustee since 2004        Chief Financial                 30            The Triumph Group,
(Age: 59)                                                         Officer, The Triumph                          Inc., PBHG Funds and
                                                                  Group, Inc.                                   PBHG Insurance
                                                                  (manufacturing).                              Series Fund, ING
                                                                                                                Clarion Real Estate
                                                                                                                Income Fund and IN
                                                                                                                Clarion Global Rea
                                                                                                                Estate Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hamje         Trustee         Trustee since 2004        TRW Investment                  4             TS&W/Claymore
(Age: 62)                                                         Management Company                            Tax-Advantaged
                                                                  (investment                                   Balanced Fund.
                                                                  management).
------------------------------------------------------------------------------------------------------------------------------------
Jarrett B. Kling        Trustee         Trustee since 2004        Managing Director,              4             Hirtle Callaghan
(Age: 61)                                                         ING Clarion Real                              Trust; ING Clarion
                                                                  Estate Securities                             Real Estate Income
                                                                  (investment                                   Fund, ING Clarion
                                                                  adviser).                                     Global Real Estate
                                                                                                                Income Fund, ING
                                                                                                                Clarion.
------------------------------------------------------------------------------------------------------------------------------------
L. Kent Moore (Age:     Chairman of     Trustee since 2004        President, Eagle                4             TS&W/Claymore
48)                     the Board                                 River Ventures, LLC                           Tax-Advantaged
                        and Trustee                               (private investment                           Balanced Fund.
                                                                  fund); Portfolio
                                                                  Manager, Janus
                                                                  Capital (money
                                                                  management).
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

David J. Bullock**      Trustee         Trustee since 2004        President and Chief             4             Liberty Ridge
(Age: 48)                                                         Executive Officer,                            Capital, Old Mutual
                                                                  Old Mutual Capital,                           Investment Partners,
                                                                  Inc., since 2004.                             Old Mutual Fund
                                                                  President and                                 Services, and Old
                                                                  Director, Liberty                             Mutual Shareholder
                                                                  Ridge Capital since                           Services, Inc.
                                                                  July 2003. Chief
                                                                  Executive Officer,
                                                                  Liberty Ridge
                                                                  Capital; Trustee,
                                                                  Old Mutual
                                                                  Investment Partners,
                                                                  and Old Mutual Fund
                                                                  Services and
                                                                  Director Old Mutual
                                                                  Shareholder
                                                                  Services, Inc. since
                                                                  November 2003.
                                                                  President, PBHG
                                                                  Funds and PBHG
                                                                  Insurance Series
                                                                  Fund, both since
                                                                  November 2003. Chief
                                                                  Operating Officer,
                                                                  Liberty Ridge
                                                                  Capital July 2003 -
                                                                  March 2004.
                                                                  President and Chief
                                                                  Executive Officer,
                                                                  Transamerica
                                                                  Capital, Inc.
                                                                  1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

** Mr. Bullock is a Trustee who may be deemed to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a Director of the Adviser.

OLD MUTUAL ADVISOR FUNDS

TRUSTEES AND OFFICERS OF THE TRUST  (unaudited)
--------------------------------------------------------------------------------
As of January 31, 2005

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------


                                                  TERM OF OFFICE* AND                         PRINCIPAL
                        POSITION(S) HELD             LENGTH OF TIME                      OCCUPATION(S) DURING
NAME AND AGE             WITH THE TRUST                  SERVED                              PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
David J. Bullock       President and Chief             Since 2004               President and Chief Executive Officer,
(Age: 48)              Executive Officer                                        Old Mutual Capital, Inc., since 2004.
                                                                                President and Director Liberty Ridge
                                                                                Capital since July 2003. Chief Executive
                                                                                Officer, Liberty Ridge Capital; Trustee,
                                                                                Old Mutual Investment Partners and Old
                                                                                Mutual Fund Services, and Director Old
                                                                                Mutual Shareholder Services, Inc. since
                                                                                November 2003. President, PBHG Funds and
                                                                                PBHG Insurance Series Fund, both since
                                                                                November 2003. Chief Operating Officer,
                                                                                Liberty Ridge Capital July 2003 - March
                                                                                2004. President and Chief Executive
                                                                                Officer, Transamerica Capital, Inc.
                                                                                1998-2003.
-------------------------------------------------------------------------------------------------------------------------
Mark E. Black (Age:    Treasurer, Chief                Since 2005               Executive Vice President, Chief
44)                    Financial Officer,                                       Financial Officer, Chief Administrative
                       Controller                                               Officer, Treasurer and Investment
                                                                                Committee Member, Old Mutual Capital,
                                                                                Inc., since 2004; Chief Financial
                                                                                Officer and Chief Administrative
                                                                                Officer, Old Mutual Investment Partners
                                                                                since 2004; President, Chief Financial
                                                                                Officer and Treasurer, Old Mutual Fund
                                                                                Services since 2004; and President,
                                                                                Chief Financial Officer and Treasurer,
                                                                                Old Mutual Shareholder Services, Inc.
                                                                                since 2004, Chief Financial Officer,
                                                                                Transamerica Capital, Inc. from
                                                                                2000-2004, Chief Financial Officer,
                                                                                Coldwell Banker (real estate firm) from
                                                                                1996-2000.
-------------------------------------------------------------------------------------------------------------------------
John M. Zerr (Age:     Vice President and              Since 2004               Executive Vice President, Secretary and
42)                    Secretary                                                General Counsel of Old Mutual Capital,
                                                                                Inc., Chief Operating Officer, Liberty
                                                                                Ridge Capital since March 2004. Senior
                                                                                Vice President, Liberty Ridge Capital,
                                                                                since January 2001. General Counsel and
                                                                                Secretary, Liberty Ridge Capital, since
                                                                                January 2001. General Counsel and
                                                                                Secretary, Liberty Ridge Capital, since
                                                                                November 1996. Vice President and
                                                                                Secretary, PBHG Funds and PBHG Insurance
                                                                                Series Fund, both since March 1997.
                                                                                General Counsel and Secretary, Pilgrim
                                                                                Baxter Value Investors, Inc., 1996-2002.
                                                                                General Counsel and Secretary, Old
                                                                                Mutual Shareholder Services, Inc., since
                                                                                June 2001. General Counsel and
                                                                                Secretary, Old Mutual Fund Services and
                                                                                Old Mutual Investment Partners since
                                                                                January 1998.
-------------------------------------------------------------------------------------------------------------------------
Brian C. Dillon        Vice President                  Since 2004               Chief Compliance Officer, Old Mutual
(Age: 41)                                                                       Capital, Inc. Vice President and Chief
                                                                                Compliance Officer, Liberty Ridge
                                                                                Capital since April 2001. Chief
                                                                                Compliance Officer Old Mutual Fund
                                                                                Services and Old Mutual Shareholder
                                                                                Services, Inc. and Registered Principal,
                                                                                Old Mutual Investment Partners since
                                                                                April 2001. Vice President, PBHG Funds
                                                                                and PBHG Insurance Series Fund, both
                                                                                since April 2001. Chief Compliance
                                                                                Officer, Pilgrim Baxter Value Investors,
                                                                                Inc., 2001-2002. Chief Compliance
                                                                                Officer, Pilgrim Baxter Private Equity
                                                                                Advisor, 2001-2003. Vice President and
                                                                                Deputy Compliance Director, Delaware
                                                                                Investments, 1995-2001.
-------------------------------------------------------------------------------------------------------------------------

                                                        OLD MUTUAL ADVISOR FUNDS
                                 TRUSTEES AND OFFICERS OF THE TRUST  (unaudited)
--------------------------------------------------------------------------------
                                                          As of January 31, 2005

--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------------------------------------------------------------


                                                  TERM OF OFFICE* AND                         PRINCIPAL
                        POSITION(S) HELD             LENGTH OF TIME                      OCCUPATION(S) DURING
NAME AND AGE             WITH THE TRUST                  SERVED                              PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Robert E. Putney,      Vice President and              Since 2004               Deputy General Counsel, Senior Vice
III (Age: 44)          Assistant Secretary                                      President and Assistant Secretary, Old
                                                                                Mutual Capital, Inc., since 2004. Vice
                                                                                President, Deputy General Counsel and
                                                                                Assistant Secretary, Liberty Ridge
                                                                                Capital since 2004; Senior Vice
                                                                                President, Deputy General Counsel and
                                                                                Assistant Secretary, Old Mutual
                                                                                Investment Partners, Old Mutual
                                                                                Shareholder Services, Inc. and Old
                                                                                Mutual Fund Services since 2004. Vice
                                                                                President and Assistant Secretary, PBHG
                                                                                Funds and PBHG Insurance Series Fund,
                                                                                both since March 2002. Vice President,
                                                                                Senior Legal Counsel and Assistant
                                                                                Secretary, Liberty Ridge Capital, Old
                                                                                Mutual Investment Partners and Old
                                                                                Mutual Fund Services 2001-2004. Senior
                                                                                Counsel and Assistant Secretary, Pilgrim
                                                                                Baxter Value Investors, Inc., 2001-2002.
                                                                                Director and Senior Counsel, Merrill
                                                                                Lynch Investment Managers, L.P. and
                                                                                Princeton Administrators, L.P. from
                                                                                September 1997 until December 2001 and
                                                                                holding various other positions with
                                                                                these companies from 1991 to 1997;
                                                                                Secretary of various Merrill Lynch and
                                                                                Mercury open-end funds, as well as
                                                                                Somerset Exchange Fund and The Europe
                                                                                Fund, Inc., until December 2001.
------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner      Assistant Treasurer             Since 2004               Fund Administration Manager, Old Mutual
(Age: 34)                                                                       Fund Services and Liberty Ridge Capital
                                                                                since February 2000; Chief Financial
                                                                                Officer, Treasurer and Controller, PBHG
                                                                                Funds and PBHG Insurance Series Fund,
                                                                                both since January 2005. Assistant
                                                                                Treasurer, PBHG Funds and PBHG Insurance
                                                                                Series Fund, both 2000-2005. Fund
                                                                                Accounting Manager, SEI Investments
                                                                                Mutual Funds Services, 1997-2000.
------------------------------------------------------------------------------------------------------------------------
William P. Schanne     Assistant Treasurer             Since 2004               Fund Administration Associate, Old
(Age: 32)                                                                       Mutual Fund Services and Liberty Ridge
                                                                                Capital since August 2001. Assistant
                                                                                Treasurer, PBHG Funds and PBHG Insurance
                                                                                Series Fund, both since December 2001.
                                                                                Fund Accounting Supervisor, PFPC, Inc.,
                                                                                1999-2001. Fund Accountant, PFPC, Inc.,
                                                                                1998-1999.
------------------------------------------------------------------------------------------------------------------------
Michael E. Dresnin     Assistant Secretary             Since 2004               Assistant Vice President, Legal Counsel
(Age: 32)                                                                       and Assistant Secretary for Liberty
                                                                                Ridge Capital, Old Mutual Investment
                                                                                Partners, Old Mutual Fund Services and
                                                                                Old Mutual Shareholder Services, Inc.
                                                                                since 2004; Assistant Secretary of PBHG
                                                                                Insurance Series Fund and PBHG Funds
                                                                                since 2005. Associate from 1998 to 2004,
                                                                                Drinker Biddle & Reath LLP (law firm).
------------------------------------------------------------------------------------------------------------------------

* Officer of the Trust until such time as his or her successor is duly elected and qualified.

This semi-annual report is intended for the information of Old Mutual AdvisorFunds shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus. Portfolios described in this report are part of the Old Mutual AdvisorFunds. Investors should carefully consider the investment objectives, risks, charges and expenses before investing. Please call 1.888.744.5050 for a free prospectus that contains this and other important information. Read the prospectus carefully before investing. There can be no assurance that any fund will be able to achieve its investment objectives. The figures in this report represent past results which are not a guarantee of future results. The performance data shown represents past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate so that investors' shares, when sold, may be worth more or less than their original cost. Current performance data, which may be lower or higher than that shown, is available by calling 1.888.744.5050 or online at www.OMAdvisorFunds.com. Managers' comments are as of January 31, 2005, are subject to change, and may not reflect their current views. This material represents the managers' assessment of their portfolios and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding the Funds or any stock in particular. The purchase and sale information provided should not be construed as a recommendation to purchase or sell a particular security. There is no assurance, as of the date of publication of this material, that the securities purchased remain in the portfolio or that securities sold have not been repurchased. Additionally, it is noted that the securities purchased do not represent the Fund's entire portfolio and in the aggregate may represent a small percentage of a Fund's portfolio.


                            OLD MUTUAL ADVISOR FUNDS

INVESTMENT ADVISER

Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 600
Denver, CO 80237

DISTRIBUTOR

Old Mutual Investment Partners
4643 South Ulster Street, Suite 600
Denver, CO 80237

Website:        www.OMAdvisorFunds.com
Shareholder Services:      888.744.5050
Investment Professionals:  888.772.2888




SAR-PP-03/05

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

During the semi-annual period, the Registrant adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The procedures are as follows:

Old Mutual Advisor Funds' (the "Trust") Governance and Nominating Committee (the "Committee") shall consider nominees recommended in writing by a shareholder (other than shareholder recommendations of himself or herself) to serve as trustees, provided: (i) that such person is a shareholder of one or more series of the Trust at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Committee or the Board of Trustees, as applicable, shall make the final determination of persons to be nominated. The Committee shall evaluate nominees recommended by a shareholder to serve as trustees in the same manner as they evaluate nominees identified by the Committee.

A shareholder who desires to recommend a nominee shall submit a request in writing according to the Trust's then applicable Shareholder Communication Procedures, which will be accessible through the Trust's website. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person's ownership of the Trust at the time the recommendation was made.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Mutual Advisor Funds


By (Signature and Title)*                       /s/ David J. Bullock
                                                --------------------------------
                                                David J. Bullock, President and
                                                Principal Executive Officer
Date March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ David J. Bullock
                                                --------------------------------
                                                David J. Bullock, President and
                                                Principal Executive Officer

Date March 28, 2005


By (Signature and Title)*                       /s/ Mark E. Black
                                                --------------------------------
                                                Mark E. Black, Treasurer and
                                                Principal Financial Officer

Date March 28, 2005

* Print the name and title of each signing officer under his or her signature.